UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%               Aerosonic Corp. (a)                                                  200     $         880
                               Armor Holdings, Inc. (a)                                           2,300            85,307
                               Cubic Corp.                                                        1,500            28,410
                               DRS Technologies, Inc. (a)                                         1,781            75,692
                               EDO Corp.                                                          1,300            39,065
                               ESCO Technologies, Inc. (a)                                          900            72,315
                               EnPro Industries, Inc. (a)                                         1,200            33,000
                               Engineered Support Systems, Inc.                                   1,655            88,576
                               Esterline Technologies Corp. (a)                                     500            17,275
                               GenCorp, Inc.                                                      3,100            62,000
                               Heico Corp. Class A                                                1,792            28,439
                               KVH Industries, Inc. (a)                                           2,700            24,597
                               Kaman Corp. Class A                                                1,500            18,675
                               MTC Technologies, Inc. (a)                                           400            13,000
                               Metrologic Instruments, Inc. (a)                                   1,300            29,224
                               SatCon Technology Corp. (a)                                          700             1,183
                               Spacehab, Inc. (a)                                                   500               970
                               Teledyne Technologies, Inc. (a)                                    1,900            59,470
                               Transtechnology Corp. (a)                                            300             2,400
                               Trimble Navigation Ltd. (a)                                        3,000           101,430
                               Veeco Instruments, Inc. (a)                                        2,100            31,605
                                                                                                            -------------
                                                                                                                  813,513
-------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.3%           AAR Corp. (a)                                                      1,900            25,840
                               AMR Corp. (a)(g)                                                   9,900           105,930
                               ATA Holdings Corp. (a)                                             1,500             1,710
                               Airtran Holdings, Inc. (a)                                         3,500            31,675
                               Alaska Air Group, Inc. (a)                                         1,500            44,160
                               America West Holdings Corp. Class B (a)                            1,600             8,688
                               Aviall, Inc. (a)                                                   1,800            50,400
                               Aviation General, Inc. (a)                                         1,200                60
                               Continental Airlines, Inc. Class B (a)(g)                          3,970            47,799
                               EGL, Inc. (a)                                                      2,895            66,006
                               ExpressJet Holdings, Inc. (a)                                      1,600            18,256
                               FLYi, Inc. (a)(g)                                                  2,700             3,429
                               Frontier Airlines, Inc. (a)                                        2,100            22,008
                               Great Lakes Aviation Ltd. (a)                                        700               546
                               Hawaiian Holdings, Inc. (a)                                        3,802            24,865
                               JetBlue Airways Corp. (a)(g)                                       5,250            99,960
                               LMI Aerospace, Inc. (a)                                              900             4,878
                               MAIR Holdings, Inc. (a)                                            1,300            11,596
                               Mesa Air Group, Inc. (a)(g)                                        1,900            13,300
                               Midwest Air Group, Inc. (a)                                          800             1,920
                               Northwest Airlines Corp. (a)(g)                                    5,100            34,119
                               Petroleum Helicopters Non-Voting Shares (a)                          700            20,538
                               Pinnacle Airlines Corp. (a)                                        1,300            13,806
                               Skywest, Inc.                                                      3,500            65,065
                               UAL Corp. (a)(g)                                                   4,705             4,564
                               Vanguard Airlines, Inc. (a)                                          200                 0
                                                                                                            -------------
                                                                                                                  721,118
-------------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                 Aeropostale, Inc. (a)                                              2,650            86,787
                               Ashworth, Inc. (a)                                                 3,500            39,865
                               Bebe Stores, Inc.                                                  5,100           173,145
                               Brown Shoe Co., Inc.                                               1,200            41,124
                               The Buckle, Inc.                                                     700            24,437
                               Burke Mills, Inc. (a)                                              1,400             1,162
                               Cache, Inc. (a)                                                    2,100            28,455
                               Cherokee, Inc.                                                       400            13,392

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Apparel                        Columbia Sportswear Co. (a)                                        2,500     $     133,075
(concluded)                    DHB Industries, Inc. (a)                                           3,400            29,920
                               Deckers Outdoor Corp. (a)(g)                                       1,300            46,462
                               Escalade, Inc.                                                       600             8,178
                               Fab Industries, Inc. (a)                                             200               200
                               Finlay Enterprises, Inc. (a)                                         600             7,926
                               Fossil, Inc. (a)                                                   4,817           124,881
                               GSI Commerce, Inc. (a)                                             1,800            24,354
                               Guess?, Inc. (a)                                                   1,600            21,920
                               Haggar Corp.                                                         300             6,057
                               Hampshire Group Ltd. (a)                                             300            11,985
                               Hartmarx Corp. (a)                                                 2,100            20,034
                               JPS Industries, Inc. (a)                                             400             1,960
                               The J. Jill Group, Inc. (a)                                        1,900            26,144
                               Jos. A. Bank Clothiers, Inc. (a)(g)                                1,625            47,612
                               K-Swiss, Inc. Class A                                              2,600            85,878
                               Kellwood Co.                                                       1,600            46,064
                               Kenneth Cole Productions, Inc. Class A                             1,100            32,054
                               Lacrosse Footwear, Inc. (a)                                          500             5,900
                               Magic Lantern Group, Inc. (a)                                      1,000               270
                               Marisa Christina, Inc. (a)                                           900               891
                               Mossimo, Inc. (a)                                                    800             2,768
                               Mothers Work, Inc. (a)                                               300             4,149
                               Oshkosh B'Gosh, Inc. Class A                                         700            21,350
                               Oxford Industries, Inc.                                            1,500            54,885
                               Perry Ellis International, Inc. (a)                                1,400            31,416
                               Phillips-Van Heusen                                                1,900            50,616
                               Phoenix Footwear Group, Inc. (a)                                   1,000             6,850
                               Polo Ralph Lauren Corp.                                            4,000           155,200
                               Polymer Group, Inc. Class B (a)                                        3                68
                               Quaker Fabric Corp.                                                1,400             4,550
                               Quiksilver, Inc. (a)                                               3,300            95,799
                               Rocky Shoes & Boots, Inc. (a)                                      1,100            29,204
                               Russell Corp.                                                      2,900            52,432
                               Skechers U.S.A., Inc. Class A (a)                                  2,300            35,604
                               Stage Stores, Inc. (a)                                             1,700            65,263
                               Steven Madden Ltd. (a)                                               800            13,352
                               Stride Rite Corp.                                                  2,400            31,920
                               Superior Uniform Group, Inc.                                       1,500            20,520
                               Tandy Brands Accessories, Inc.                                       200             2,994
                               Timberland Co. Class A (a)                                         2,000           141,860
                               Tropical Sportswear International Corp. (a)                        3,300                99
                               Unifi, Inc. (a)                                                    3,200            10,720
                               The Warnaco Group, Inc. (a)                                        2,700            64,908
                               Weyco Group, Inc.                                                    150             6,567
                               Wolverine World Wide, Inc.                                         3,600            77,148
                                                                                                            -------------
                                                                                                                2,070,374
-------------------------------------------------------------------------------------------------------------------------
Business Machines - 2.0%       3Com Corp. (a)                                                    21,790            77,572
                               3D Systems Corp. (a)                                                 600            11,322
                               ActivCard Corp. (a)                                                3,700            23,495
                               Adaptec, Inc. (a)                                                  9,400            45,026
                               Advanced Digital Information Corp. (a)                             5,200            42,640
                               American Software Class A                                          3,400            22,066
                               Analogic Corp.                                                     1,400            60,550
                               Applied Films Corp. (a)                                              900            20,808
                               Arbitron, Inc.                                                     2,500           107,250
                               Artesyn Technologies, Inc. (a)                                     3,100            27,001
                               Ascential Software Corp. (a)                                       4,190            77,641
                               Avici Systems, Inc. (a)                                            1,915             8,233
                               Avocent Corp. (a)                                                  2,700            69,282

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Machines              BEA Systems, Inc. (a)                                             25,340     $     201,960
(continued)                    Black Box Corp.                                                    1,400            52,374
                               Borland Software Corp. (a)                                         4,800            38,976
                               Brooktrout, Inc. (a)                                               2,100            23,625
                               California First National Bancorp                                    600             7,500
                               Communication Intelligence (a)                                       700               283
                               Computer Horizons Corp. (a)                                        1,900             6,935
                               Concurrent Computer Corp. (a)                                      3,900             8,034
                               Convera Corp. (a)                                                  2,100            10,878
                               CoSine Communications, Inc. (a)                                      410               852
                               Cray, Inc. (a)                                                     5,100            13,005
                               Crossroads Systems, Inc. (a)                                       1,100               913
                               Diebold, Inc.                                                      4,100           224,885
                               Digital Lightwave, Inc. (a)(g)                                     3,600             2,844
                               Enterasys Networks, Inc. (a)                                      12,995            18,193
                               Exabyte Corp. (a)                                                    300                78
                               Extended Systems, Inc. (a)                                           100               483
                               Fair Isaac Corp.                                                   4,051           139,516
                               Flow International Corp. (a)                                         900             5,418
                               Foundry Networks, Inc. (a)                                         8,300            82,170
                               General Binding Corp. (a)                                            500            10,500
                               Hanger Orthopedic Group, Inc. (a)                                  2,900            17,255
                               Hypercom Corp. (a)                                                 3,000            14,190
                               IKON Office Solutions, Inc.                                        9,200            90,988
                               Imagistics International, Inc. (a)                                   900            31,437
                               Immersion Corp. (a)                                                  200             1,200
                               Input/Output, Inc. (a)                                             4,900            31,605
                               Integrated Device Technology, Inc. (a)                             4,900            58,947
                               Intergraph Corp. (a)                                               3,016            86,891
                               Interland, Inc. (a)                                                3,250             6,955
                               InterVoice, Inc. (a)                                               2,000            22,460
                               Iomega Corp. (a)                                                   3,060            13,127
                               Island Pacific, Inc. (a)(g)                                        6,800             1,360
                               Juniper Networks, Inc. (a)                                        32,747           722,399
                               LTX Corp. (a)                                                      2,800            12,432
                               Lantronix, Inc. (a)                                                2,100             3,885
                               MIPS Technologies, Inc. (a)                                        2,000            23,000
                               MSC.Software Corp. (a)                                             1,300            14,469
                               MTI Technology Corp. (a)                                             200               304
                               Maxtor Corp. (a)                                                  15,212            80,928
                               McData Corp. (a)                                                   5,000            18,850
                               Media 100, Inc. (a)                                                  200                 1
                               Microchip Technology, Inc.                                        11,049           287,384
                               Micromuse, Inc. (a)                                                4,700            21,291
                               Micros Systems, Inc. (a)                                           3,400           124,814
                               Napster Inc. (a)(g)                                                5,000            32,550
                               Network Engines, Inc. (a)                                          7,500            13,200
                               Omnicell, Inc. (a)                                                   500             3,605
                               PalmOne, Inc. (a)(g)                                               2,963            75,201
                               Premiere Global Services, Inc. (a)                                 3,385            38,318
                               Procom Technology, Inc. (a)                                          100               180
                               Pure World, Inc. (a)                                               1,300             2,171
                               Sandisk Corp. (a)                                                  9,090           252,702
                               Scansource, Inc. (a)                                                 600            31,098
                               Scientific Technologies, Inc. (a)                                    300             1,170
                               Sigma Designs, Inc. (a)(g)                                         3,300            35,046
                               Silicon Graphics, Inc. (a)(g)                                     15,600            18,564
                               Storage Technology Corp. (a)                                       6,000           184,800
                               SumTotal Systems, Inc. (a)                                           445             2,425
                               Sybase, Inc. (a)                                                   5,655           104,391

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Machines              Tech Data Corp. (a)                                                1,300     $      48,178
(concluded)                    Titan Corp. (a)                                                    6,000           108,960
                               Total System Services, Inc.                                       11,100           277,389
                               Transact Technologies, Inc. (a)                                      940             9,409
                               Trans-Industries, Inc. (a)                                           100               182
                               Visual Networks, Inc. (a)                                          1,300             3,900
                               Vitria Technology, Inc. (a)                                        2,075             7,180
                               White Electronic Designs Corp. (a)                                 3,100            15,159
                                                                                                            -------------
                                                                                                                4,394,258
-------------------------------------------------------------------------------------------------------------------------
Business Services - 10.9%      @Road Inc. (a)                                                     4,900            20,090
                               24/7 Real Media, Inc. (a)                                          1,940             6,305
                               4Kids Entertainment, Inc. (a)                                        600            13,266
                               ABM Industries, Inc.                                               2,900            55,767
                               AMICAS, Inc. (a)                                                   2,700             9,936
                               AMN Healthcare Services, Inc. (a)                                  1,720            27,365
                               Accrue Software, Inc. (a)                                            300                 0
                               Actuate Corp. (a)                                                  3,700             8,880
                               Adept Technology, Inc. (a)                                            40               214
                               Adesa, Inc.                                                        5,690           132,918
                               Administaff, Inc.                                                  1,800            26,280
                               Advent Software, Inc. (a)                                          2,500            45,450
                               The Advisory Board Co. (a)                                           900            39,330
                               Advo, Inc.                                                         1,800            67,410
                               Aether Systems, Inc. (a)                                           2,600             8,684
                               Affymetrix, Inc. (a)                                               3,760           161,078
                               Agile Software Corp. (a)                                           3,100            22,568
                               Akamai Technologies, Inc. (a)                                      8,000           101,840
                               Aksys Ltd. (a)(g)                                                  1,800             5,706
                               Alderwoods Group, Inc. (a)                                         3,900            48,516
                               Alfacell Corp. (a)                                                 3,400             6,698
                               Alliance Data Systems Corp. (a)                                    4,000           161,600
                               The Allied Defense Group, Inc. (a)                                 1,000            24,490
                               Alteon, Inc. (a)                                                   2,500             1,475
                               Altiris, Inc. (a)                                                  1,600            38,160
                               Ambassadors International, Inc.                                      600             8,419
                               America Online Latin America, Inc. Class A (a)                    15,500             2,015
                               American Ecology Corp.                                             1,460            17,272
                               American Independence Corp. (a)                                       48               632
                               American Superconductor Corp. (a)                                  1,100            10,978
                               Analysts International Corp. (a)                                     200               724
                               Angelica Corp.                                                       500            14,000
                               Ansoft Corp. (a)                                                     500            13,490
                               Ansys, Inc. (a)                                                    2,800            95,788
                               answerthink, Inc. (a)                                              2,400             9,912
                               Anteon International Corp. (a)                                     1,400            54,502
                               aQuantive, Inc. (a)                                                4,545            50,313
                               Aramark Corp.                                                      7,690           202,093
                               Ariba, Inc. (a)                                                    3,654            28,355
                               Art Technology Group, Inc. (a)                                     8,571             8,999
                               Artemis International Solutions Corp. (a)                             12                33
                               Ask Jeeves (a)                                                     3,460            97,157
                               Aspen Technology, Inc. (a)                                         4,000            22,720
                               Atari Inc. (a)                                                     8,600            27,176
                               Authentidate Holding Corp. (a)                                     1,900             7,581
                               The BISYS Group, Inc. (a)                                          5,600            87,808
                               Bankrate, Inc. (a)                                                   900            12,051
                               Baran Group Ltd. (a)                                                 102               592
                               Barrett Business Services (a)                                        400             8,776
                               BearingPoint, Inc. (a)                                             9,900            86,823
                               Bestway, Inc. (a)                                                    300             3,225

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              BindView Development Corp. (a)                                     7,300     $      23,944
(continued)                    Blue Coat Systems, Inc. (a)                                        1,070            25,145
                               Blue Martini Software, Inc. (a)                                    1,400             5,474
                               Bottomline Technologies, Inc. (a)                                    100             1,305
                               Bowne & Co., Inc.                                                  2,100            31,584
                               Bright Horizons Family Solutions, Inc. (a)                         1,400            47,236
                               The Brink's Co.                                                    3,300           114,180
                               BroadVision, Inc. (a)(g)                                           1,988             3,380
                               Brocade Communications Systems, Inc. (a)                          15,400            91,168
                               Bsquare Corp. (a)                                                  4,600             2,300
                               CACI International, Inc. Class A (a)                               1,700            93,891
                               CDI Corp.                                                          1,200            26,556
                               CDW Corp.                                                          4,845           274,615
                               CSG Systems International (a)                                      3,865            62,961
                               Career Education Corp. (a)                                         5,668           194,186
                               Carreker Corp. (a)                                                 1,400             7,854
                               Casella Waste Systems, Inc. (a)                                    1,100            14,553
                               Catalina Marketing Corp.                                           2,200            56,980
                               Catapult Communications Corp. (a)                                    500            10,675
                               Cell Genesys, Inc. (a)(g)                                          3,550            16,081
                               Centra Software, Inc. (a)                                          1,000             2,400
                               Century Business Services, Inc. (a)                                4,545            18,634
                               Cerbco, Inc. Class A                                                 500             4,725
                               Ceridian Corp. (a)                                                 8,400           143,220
                               Cerner Corp. (a)                                                   1,500            78,765
                               Certegy, Inc.                                                      3,600           124,632
                               Charles River Associates, Inc. (a)                                 1,400            69,090
                               Checkfree Corp. (a)                                                4,790           195,240
                               Chemed Corp.                                                         600            45,888
                               ChoicePoint, Inc. (a)                                              5,333           213,907
                               Chordiant Software, Inc. (a)                                       4,100             6,847
                               Ciber, Inc. (a)                                                    3,800            27,626
                               Clarus Corp. (a)                                                     200             1,590
                               Clean Harbors, Inc. (a)(g)                                         2,400            44,016
                               Click Commerce, Inc. (a)                                           2,200            31,394
                               Closure Medical Corp. (a)                                            800            21,360
                               Cognizant Technology Solutions Corp. (a)                           7,400           341,880
                               Commerce One, Inc. (a)                                             4,960               645
                               Computer Programs & Systems, Inc.                                    500            14,040
                               Concord Communications, Inc. (a)                                   1,090            11,031
                               Concur Technologies, Inc. (a)                                      1,900            15,428
                               Connetics Corp. (a)                                                2,100            53,109
                               Copart, Inc. (a)                                                   5,250           123,690
                               Corillian Corp. (a)                                                2,200             7,656
                               Corinthian Colleges, Inc. (a)                                      7,035           110,590
                               Cornell Cos., Inc. (a)                                               700             8,820
                               Corporate Executive Board Co.                                      2,800           179,060
                               CoStar Group, Inc. (a)                                             1,100            40,535
                               Courier Corp.                                                        225            11,799
                               Covansys Corp. (a)                                                 1,400            20,881
                               Critical Path, Inc. (a)                                              225               162
                               Cross Country Healthcare, Inc. (a)                                 3,100            51,956
                               CuraGen Corp. (a)                                                  2,300             9,568
                               Cybersource Corp. (a)                                              3,700            19,055
                               DSL.Net, Inc. (a)                                                  1,000               130
                               DST Systems, Inc. (a)                                              5,200           240,136
                               Datastream Systems, Inc. (a)                                       1,200             8,424
                               Deltathree, Inc. Class A (a)                                         100               383
                               Dendrite International, Inc. (a)                                   2,100            29,484
                               DeVry, Inc. (a)                                                    4,100            77,572

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Digimarc Corp. (a)                                                 1,200     $       7,380
(continued)                    Digital Generation Systems (a)                                     4,400             5,676
                               Digital Impact, Inc. (a)                                             200               690
                               Digital Insight Corp. (a)                                          2,500            41,000
                               Digital River, Inc. (a)                                            1,400            43,624
                               Digitas, Inc. (a)                                                  3,279            33,118
                               Discovery Partners International, Inc. (a)                         1,200             3,840
                               Diversa Corp. (a)                                                  2,300            11,454
                               DocuCorp International, Inc. (a)                                   2,500            19,400
                               Dot Hill Systems Corp. (a)                                         3,900            23,205
                               DoubleClick, Inc. (a)                                              7,300            56,210
                               Dun & Bradstreet Corp. (a)                                         4,200           258,090
                               Dyax Corp. (a)                                                     3,000             9,660
                               E-Loan, Inc. (a)                                                   5,000            13,250
                               EPIQ Systems, Inc. (a)                                             1,100            14,278
                               EVCI Career Colleges Holding Corp. (a)                             1,775            13,277
                               Earthlink, Inc. (a)                                                9,600            86,400
                               EasyLink Services Corp. Class A (a)                                   50                50
                               Echelon Corp. (a)                                                  2,500            17,100
                               Eclipsys Corp. (a)                                                 2,600            40,248
                               eCollege.com, Inc. (a)                                             2,300            29,762
                               Education Management Corp. (a)                                     4,200           117,390
                               eFunds Corp. (a)                                                   3,100            69,192
                               Egain Communications Corp. (a)                                        20                16
                               eLoyalty Corp. (a)                                                    40               251
                               Embarcadero Technologies, Inc. (a)                                 1,100             7,249
                               eMerge Interactive, Inc. Class B (a)(g)                            9,400             7,802
                               Encysive Pharmaceuticals, Inc. (a)                                 3,300            33,726
                               Ener1, Inc. (a)                                                    3,600             2,088
                               Ennis, Inc.                                                          400             6,768
                               Entrust, Inc. (a)                                                    600             2,250
                               Epicor Software Corp. (a)                                          2,900            37,990
                               E.piphany, Inc. (a)                                                4,650            16,507
                               eResearch Technology, Inc. (a)                                     2,975            35,046
                               Euronet Worldwide, Inc. (a)                                        2,545            72,660
                               Evolve Software, Inc. (a)                                              2                 0
                               Evolving Systems, Inc. (a)                                         3,200             8,544
                               Exchange Applications, Inc. (a)                                       13                 0
                               Exelixis, Inc. (a)                                                 3,800            25,764
                               Exponent, Inc. (a)                                                   700            16,723
                               F5 Networks, Inc. (a)                                              2,100           106,029
                               FTI Consulting, Inc. (a)                                           2,050            42,312
                               Factset Research Systems, Inc.                                     2,550            84,175
                               Falcon Products, Inc. (a)                                            300                25
                               FalconStor Software, Inc. (a)                                      2,800            16,716
                               Fargo Electronics, Inc. (a)                                          800            11,736
                               Federal Agricultural Mortgage Corp. Class A                          900            12,690
                               Filenet Corp. (a)                                                  3,005            68,454
                               FindWhat.com (a)                                                   1,700            17,629
                               First Consulting Group, Inc. (a)                                   1,500             7,800
                               Five Star Quality Care, Inc. (a)                                       8                67
                               Forrester Research, Inc. (a)                                       1,200            16,896
                               Franklin Covey Co. (a)                                               800             1,840
                               G&K Services, Inc. Class A                                         1,800            72,522
                               GTECH Holdings Corp.                                               6,400           150,592
                               GTSI Corp. (a)                                                     1,700            16,490
                               Gaiam, Inc. (a)                                                      460             2,548
                               Gartner, Inc. Class B (a)                                          2,600            24,310
                               Genaissance Pharmaceuticals (a)                                      900             1,124
                               Genencor International, Inc. (a)                                   2,200            42,306
                               General Magic, Inc. (a)                                               35                 0

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Gentiva Health Services, Inc. (a)                                  2,900     $      46,922
(continued)                    The Geo Group, Inc. (a)                                              600            17,148
                               Geoworks Corp. (a)                                                   200                 6
                               Gevity HR, Inc.                                                    1,600            30,592
                               Gliatech, Inc. (a)                                                   100                 0
                               Global Imaging Systems, Inc. (a)                                   2,000            70,920
                               Global Payments, Inc.                                              2,360           152,196
                               Google, Inc. (a)                                                  16,800         3,032,568
                               GoRemote Internet Communications, Inc. (a)                         3,600             5,501
                               Hansen Natural Corp. (a)                                           1,100            65,857
                               Harris Interactive, Inc. (a)                                       3,400            15,674
                               Harte-Hanks, Inc.                                                  4,300           118,508
                               Heidrick & Struggles International, Inc. (a)                       1,800            66,186
                               Hewitt Associates, Inc. Class A (a)                                6,220           165,452
                               Hudson Highland Group, Inc. (a)                                    2,400            41,016
                               Hyperion Solutions Corp. (a)                                       1,953            86,147
                               IAC/InterActiveCorp (a)(g)                                        43,172           961,440
                               ICT Group, Inc. (a)                                                  800             9,016
                               IDX Systems Corp. (a)                                              1,400            48,622
                               IPIX Corp. (a)(g)                                                  1,580             4,566
                               ITT Educational Services, Inc. (a)                                 3,110           150,835
                               Icoria, Inc. (a)                                                   1,300               455
                               Identix, Inc. (a)                                                  6,390            32,270
                               iGate Corp. (a)                                                    2,100             7,833
                               I-many, Inc. (a)                                                   2,800             4,452
                               The Immune Response Corp. (a)                                        350               273
                               Indus International, Inc. (a)                                      1,400             3,416
                               InFocus Corp. (a)                                                  3,900            22,386
                               Informatica Corp. (a)                                              3,200            26,464
                               Information Architects Corp. (a)                                      26                 3
                               Inforte Corp.                                                      2,700            14,580
                               Infospace, Inc. (a)                                                1,840            75,127
                               infoUSA, Inc.                                                      1,300            13,663
                               Innovative Solutions & Support, Inc. (a)                           1,595            50,641
                               Insurance Auto Auctions, Inc. (a)                                    700            19,495
                               Insweb Corp. (a)                                                      83               237
                               Integral Systems, Inc.                                               600            13,776
                               Integrated Alarm Services Group, Inc. (a)(g)                       3,700            18,500
                               Intelligroup, Inc. (a)                                             3,800             4,636
                               Intellisync Corp. (a)(g)                                           4,000            14,640
                               Interactive Intelligence, Inc. (a)                                   600             2,976
                               Internap Network Services Corp. (a)                               15,800             9,322
                               Internet Security Systems (a)                                      2,600            47,580
                               Intersections, Inc. (a)                                              100             1,455
                               Interwoven, Inc. (a)                                               2,800            21,812
                               Intevac, Inc. (a)                                                  1,200            11,316
                               Intrado, Inc. (a)                                                  1,000            12,300
                               Intrusion, Inc. (a)                                                   25                53
                               Invitrogen Corp. (a)                                               3,300           228,360
                               Ipass, Inc. (a)                                                    6,300            38,556
                               Iron Mountain, Inc. (a)                                            7,950           229,278
                               iVillage, Inc. (a)                                                 1,400             8,526
                               JDA Software Group, Inc. (a)                                       2,900            40,716
                               Jack Henry & Associates, Inc.                                      5,100            91,749
                               Jacobs Engineering Group, Inc. (a)                                 3,385           175,749
                               John H. Harland Co.                                                1,700            58,412
                               Jupitermedia Corp. (a)                                             2,600            40,326
                               Kana Software, Inc. (a)                                            1,821             3,077
                               Keane, Inc. (a)                                                    3,636            47,377

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Keith Cos., Inc. (a)                                                 100     $       1,730
(continued)                    Kelly Services, Inc. Class A                                       2,000            57,580
                               Keynote Systems, Inc. (a)                                            500             5,935
                               Kforce, Inc. (a)                                                   1,870            20,551
                               Kinder Morgan Management LLC (a)                                   2,530           102,693
                               Knology, Inc. (a)                                                    400               948
                               Korn/Ferry International (a)                                       3,000            57,090
                               Kronos, Inc. (a)                                                   1,875            95,831
                               LECG Corp. (a)                                                     2,400            47,040
                               LQ Corp., Inc. (a)                                                    42                70
                               Labor Ready, Inc. (a)                                              2,500            46,625
                               Lamar Advertising Co. Class A (a)                                  5,707           229,935
                               Laureate Education, Inc. (a)                                       3,400           145,486
                               Lawson Software, Inc. (a)                                          3,300            19,470
                               Layne Christensen Co. (a)                                          2,000            34,540
                               Learning Care Group, Inc. (a)                                        300             1,101
                               Learning Tree International, Inc. (a)                              1,000            14,410
                               Level 8 Systems, Inc. (a)                                            100                 7
                               Lightbridge, Inc. (a)                                              2,219            13,425
                               Lionbridge Technologies (a)                                        2,800            15,932
                               Looksmart (a)                                                      6,410             5,705
                               Loudeye Corp. (a)(g)                                              11,000            15,840
                               Luminex Corp. (a)                                                  1,200             9,036
                               MAPICS, Inc. (a)                                                   1,300            16,549
                               MAXIMUS, Inc. (a)                                                    900            30,141
                               MPS Group, Inc. (a)                                                4,600            48,346
                               MPW Industrial Services Group, Inc. (a)                              800             1,896
                               MRO Software, Inc. (a)                                             1,300            18,239
                               Macrovision Corp. (a)                                              2,690            61,305
                               Magma Design Automation, Inc. (a)                                  2,040            24,214
                               Management Network Group, Inc. (a)                                 3,900             9,243
                               Manhattan Associates, Inc. (a)                                     1,500            30,555
                               Manpower, Inc.                                                     3,216           139,960
                               Mantech International Corp. Class A (a)                            1,895            43,718
                               Manugistics Group, Inc. (a)                                        4,900             8,232
                               Mapinfo Corp. (a)                                                  1,200            14,448
                               Marchex, Inc. Class B (a)                                            400             7,456
                               Matria Healthcare, Inc. (a)                                        1,987            61,021
                               Matrixone, Inc. (a)                                                2,900            13,833
                               Maxygen, Inc. (a)                                                  1,600            13,728
                               McAfee, Inc. (a)                                                   9,477           213,801
                               Mechanical Technology, Inc. (a)                                    4,100            18,122
                               Medical Staffing Network Holdings, Inc. (a)                        1,800            11,898
                               Mentor Graphics Corp. (a)                                          4,100            56,170
                               Merge Technologies, Inc. (a)                                         800            13,992
                               Meta Group, Inc. (a)                                                 100               998
                               MetaSolv, Inc. (a)                                                 1,900             4,655
                               Metro One Telecommunications (a)(g)                                3,700             4,954
                               Michael Baker Corp. (a)                                              400             8,820
                               MicroStrategy, Inc. Class A (a)                                    1,390            75,435
                               Microvision, Inc. (a)(g)                                           1,300             7,579
                               Millennium Cell, Inc. (a)(g)                                       3,700             7,659
                               Mindspeed Technologies, Inc. (a)                                   5,966            13,304
                               Miravant Medical Technologies (a)                                  2,800             2,212
                               Mobius Management Systems, Inc. (a)                                1,100             7,205
                               Moldflow Corp. (a)                                                   400             6,396
                               NAVTEQ Corp. (a)                                                   3,300           143,055
                               NCO Group, Inc. (a)                                                1,837            35,913
                               NDCHealth Corp.                                                    2,200            35,156
                               NIC, Inc. (a)                                                      3,200            15,264

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              NMS Communications Corp. (a)                                       1,400     $       6,006
(continued)                    NMT Medical, Inc. (a)                                                900             7,380
                               NVE Corp. (a)(g)                                                     800            15,216
                               NYFIX, Inc. (a)                                                    1,900            10,222
                               Nassda Corp. (a)                                                   1,600            10,656
                               National Instruments Corp.                                         4,500           121,725
                               Natural Health Trends Corp. (a)                                      240             3,185
                               Nautilus, Inc.                                                     2,000            47,520
                               Navigant Consulting, Inc. (a)                                      2,700            73,521
                               Navisite, Inc. (a)                                                    13                21
                               NeighborCare, Inc. (a)                                             3,100            90,675
                               Neoforma, Inc. (a)(g)                                              1,220             9,699
                               Neon Systems, Inc. (a)                                               100               354
                               NeoRx Corp. (a)                                                      200               198
                               NetFlix, Inc. (a)(g)                                               3,820            41,447
                               Netguru, Inc. (a)                                                    100               111
                               NetIQ Corp. (a)                                                    3,096            35,387
                               Netmanage, Inc. (a)                                                   57               377
                               Net Perceptions, Inc. (a)                                            400               326
                               Netratings, Inc. (a)                                               1,900            28,975
                               Netscout Systems, Inc. (a)                                           200               890
                               NetSol Technologies, Inc. (a)                                         20                37
                               New Century Equity Holdings Corp. (a)                                200                46
                               New Frontier Media, Inc. (a)                                       3,000            21,462
                               New Horizons Worldwide, Inc. (a)                                     400             1,600
                               Niku Corp. (a)                                                        60             1,083
                               Nuance Communications, Inc. (a)                                    2,100             6,132
                               On Assignment, Inc. (a)                                            4,200            21,420
                               On2 Technologies, Inc. (a)                                           200               128
                               Onvia, Inc. (a)                                                       60               307
                               Onyx Software Corp. (a)                                              650             1,710
                               Open Solutions, Inc. (a)                                           1,000            19,830
                               Openwave Systems, Inc. (a)                                         3,761            45,847
                               Opnet Technologies, Inc. (a)                                       1,200            10,032
                               Opsware, Inc. (a)                                                  4,400            22,704
                               Option Care, Inc.                                                  1,225            25,223
                               Orbital Sciences Corp. (a)                                         2,900            28,072
                               Orchid BioSciences, Inc. (a)                                       1,545            18,169
                               Overland Storage, Inc. (a)                                           800            11,744
                               PC Mall, Inc. (a)                                                    100             1,242
                               PC-Tel, Inc. (a)                                                   1,100             8,096
                               PDI, Inc. (a)                                                        900            18,450
                               PLATO Learning, Inc. (a)                                           1,391            10,850
                               PRG-Schultz International, Inc. (a)                                5,700            28,557
                               Packeteer, Inc. (a)                                                2,000            30,780
                               Pac-West Telecomm, Inc. (a)                                        2,900             4,756
                               PalmSource, Inc. (a)                                               1,369            12,376
                               Paxar Corp. (a)                                                    3,500            74,690
                               Pec Solutions, Inc. (a)                                              600             7,548
                               Pegasus Solutions, Inc. (a)                                        2,800            33,096
                               Pegasystems, Inc. (a)                                                500             2,690
                               Perot Systems Corp. Class A (a)                                    6,500            87,360
                               Per-Se Technologies, Inc. (a)                                      3,000            46,050
                               Phoenix Technologies Ltd. (a)                                      3,700            35,224
                               Pixar (a)                                                          4,145           404,345
                               Polycom, Inc. (a)                                                  5,229            88,632
                               Pomeroy IT Solutions, Inc. (a)                                     2,300            34,270
                               Portal Software, Inc. (a)                                          1,500             3,630
                               Pre-Paid Legal Services, Inc. (g)                                  1,030            34,855
                               Prescient Applied Intelligence, Inc. (a)                              10                 5

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Priceline.com, Inc. (a)(g)                                         2,333     $      58,792
(continued)                    Progress Software Corp. (a)                                        2,900            76,038
                               ProQuest Co. (a)                                                   1,700            61,455
                               Prosoft Learning Corp. (a)                                            32                27
                               Protection One, Inc. (a)                                             102             2,856
                               QAD, Inc.                                                          1,700            14,059
                               Quality Systems, Inc.                                                800            33,872
                               Quest Software, Inc. (a)                                           4,400            60,896
                               Quixote Corp.                                                        500            10,835
                               Quotesmith.com, Inc. (a)                                             366             1,739
                               Quovadx, Inc. (a)                                                  1,500             4,635
                               R.H. Donnelley Corp. (a)                                           1,400            81,326
                               RPC, Inc.                                                          2,700            41,013
                               RSA Security, Inc. (a)                                             2,400            38,040
                               Radiant Systems, Inc. (a)                                          1,800            17,640
                               RealNetworks, Inc. (a)                                             6,800            39,304
                               Redback Networks, Inc. (a)                                         2,800            16,744
                               Red Hat, Inc. (a)(g)                                              11,300           123,283
                               Register.com (a)                                                   1,497             8,787
                               Remedytemp, Inc. Class A (a)                                         400             3,940
                               Renaissance Learning, Inc.                                         1,700            29,104
                               Republic Services, Inc. Class A                                    9,200           308,016
                               Resources Connection, Inc. (a)                                     3,800            79,534
                               Retek, Inc. (a)                                                    3,100            34,782
                               The Reynolds & Reynolds Co. Class A                                4,400           119,064
                               Rigel Pharmaceuticals, Inc. (a)                                    1,765            28,311
                               Rural Cellular Corp. Class A (a)                                     400             2,116
                               SAVVIS Communications Corp. (a)                                      600               372
                               The SCO Group, Inc. (a)                                            2,415             8,501
                               SFBC International, Inc. (a)                                         750            26,430
                               SM&A (a)                                                           2,600            21,476
                               SPAR Group, Inc. (a)                                               1,400             1,862
                               SPSS, Inc. (a)                                                       709            12,330
                               SRA International, Inc. Class A (a)                                1,000            60,250
                               SS&C Technologies, Inc.                                            1,160            26,448
                               SYKES Enterprises, Inc. (a)                                        2,400            16,488
                               SYNNEX Corp. (a)                                                     400             6,968
                               Saba Software, Inc. (a)                                              875             4,428
                               SafeNet, Inc. (a)                                                  1,434            42,031
                               Sagent Technology, Inc.                                              200                 4
                               Salesforce.com, Inc. (a)                                           2,800            41,972
                               Salon Media Group, Inc. (a)                                          600               150
                               Sapient Corp. (a)                                                  7,400            54,353
                               Scientific Learning Corp. (a)                                        100               600
                               Seachange International, Inc. (a)                                  1,600            20,720
                               Secure Computing Corp. (a)                                         2,100            17,997
                               Seebeyond Technology Corp. (a)                                     3,900            12,324
                               Selectica, Inc. (a)                                                5,700            18,354
                               Sequenom, Inc. (a)                                                 2,000             2,100
                               Serena Software, Inc. (a)                                          3,300            78,408
                               The ServiceMaster Co.                                             17,900           241,650
                               Sirius Satellite Radio, Inc. (a)(g)                               77,625           436,253
                               Sitel Corp. (a)                                                    3,800             7,448
                               Smartserv Online, Inc. (a)                                            16                25
                               Sonic Foundry, Inc. (a)                                              300               444
                               SonicWALL, Inc. (a)                                                3,600            18,324
                               Sourcecorp (a)                                                     1,200            24,168
                               Spartech Corp.                                                     1,200            23,820
                               Spherion Corp. (a)                                                 3,600            26,964
                               The Standard Register Co.                                          1,400            17,430

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Startek, Inc.                                                      1,500     $      25,200
(continued)                    Stericycle, Inc. (a)                                               2,900           128,180
                               Storage Computer Corp. (a)                                           100                18
                               Stratasys, Inc. (a)                                                1,120            31,730
                               Strategic Diagnostics, Inc. (a)                                    6,000            17,940
                               Strayer Education, Inc.                                              800            90,656
                               TheStreet.com, Inc. (a)                                            1,500             6,465
                               SupportSoft, Inc. (a)                                              4,400            23,232
                               Sycamore Networks, Inc. (a)                                       16,500            58,740
                               Symyx Technologies (a)                                             2,300            50,715
                               Synopsys, Inc. (a)                                                 8,805           159,371
                               Synplicity, Inc. (a)                                               1,600             8,976
                               Syntel, Inc.                                                       1,200            21,240
                               Sypris Solutions, Inc.                                               600             6,432
                               TIBCO Software, Inc. (a)                                          14,400           107,280
                               TNS, Inc. (a)                                                        600            10,770
                               TRC Cos., Inc. (a)                                                   600             8,820
                               Talx Corp.                                                         2,182            39,625
                               Tapestry Pharmaceuticals, Inc. (a)                                 8,800             5,192
                               Technology Solutions Co. (a)                                         300               303
                               TeleCommunication Systems, Inc. Class A (a)                          200               534
                               TeleTech Holdings, Inc. (a)                                        4,500            58,140
                               Telik, Inc. (a)                                                    2,830            42,676
                               Tenfold Corp. (a)                                                    200               114
                               TeraForce Technology Corp. (a)                                       600                54
                               Tetra Tech, Inc. (a)                                               3,225            40,700
                               Tetra Technologies, Inc. (a)                                       2,150            61,146
                               Tier Technologies, Inc. Class B (a)                                  900             6,633
                               Track Data Corp. (a)                                               2,500             6,525
                               TradeStation Group, Inc. (a)                                       2,500            15,100
                               Transaction Systems Architects, Inc. Class A (a)                   2,800            64,820
                               Trident Microsystems, Inc. (a)                                     1,950            34,476
                               Trizetto Group (a)                                                   800             7,448
                               Tumbleweed Communications Corp. (a)                                  277               765
                               UNOVA, Inc. (a)                                                    4,200            86,730
                               URS Corp. (a)                                                      1,600            46,000
                               Ultimate Software Group, Inc. (a)                                  1,200            19,176
                               United Online, Inc. (a)                                            3,853            40,341
                               Universal Access Global Holdings, Inc. (a)                           645                97
                               Universal Electronics, Inc. (a)                                      600            10,128
                               Universal Technical Institute, Inc. (a)                            1,055            38,824
                               VA Software Corp. (a)                                              7,300            12,045
                               VI Technologies, Inc. (a)(g)                                         504             1,521
                               Valueclick, Inc. (a)                                               5,777            61,294
                               Vasco Data Security International (a)                                200             1,254
                               Vastera, Inc. (a)                                                  2,500             7,325
                               Ventiv Health, Inc. (a)                                            2,180            50,140
                               Verint Systems, Inc. (a)                                           1,800            62,892
                               VeriSign, Inc. (a)                                                15,758           452,255
                               Verisity Ltd. (a)                                                  1,300            15,509
                               Verity, Inc. (a)                                                   2,685            25,373
                               Versata, Inc. (a)                                                     50                43
                               Verso Technologies, Inc. (a)                                         570               194
                               Vertel Corp. (a)                                                     300                 1
                               VerticalNet, Inc. (a)                                                460               400
                               Vertrue, Inc.  (a)(g)                                              1,400            49,616
                               Viad Corp.                                                         1,350            36,315
                               Via Net.Works, Inc. (a)                                           16,800             3,192
                               Viewpoint Corp. (a)                                                6,030            16,884
                               Vignette Corp. (a)                                                17,300            22,663

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Business Services              Viisage Technology, Inc. (a)                                       3,500     $      11,795
(concluded)                    Volt Information Sciences, Inc. (a)                                  600            14,490
                               Waste Connections, Inc. (a)                                        2,750            95,563
                               WatchGuard Technologies (a)                                        2,000             6,460
                               Watson Wyatt & Co. Holdings                                        1,640            44,608
                               Wave Systems Corp. Class A (a)                                     2,000             1,920
                               WebEx Communications, Inc. (a)                                     2,700            58,293
                               WebMD Corp. (a)                                                   19,160           162,860
                               webMethods, Inc. (a)                                               3,200            17,536
                               Websense, Inc. (a)                                                 1,600            86,080
                               Weight Watchers International, Inc. (a)                            6,650           285,817
                               Westaff, Inc. (a)                                                    500             1,605
                               Wind River Systems, Inc. (a)                                       5,700            85,956
                               Wireless Facilities, Inc. (a)                                      3,700            23,125
                               Witness Systems, Inc. (a)                                          1,100            19,305
                               Worldgate Communications (a)(g)                                      200               778
                               Wynn Resorts Ltd. (a)                                              3,400           230,316
                               Xybernaut Corp. (a)(g)                                            10,000             4,200
                               Zix Corp. (a)(g)                                                   3,400            12,716
                                                                                                            -------------
                                                                                                               23,584,136
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%               AEP Industries, Inc. (a)                                             400             7,860
                               AMCOL International Corp.                                          1,500            28,140
                               Aceto Corp.                                                        1,425            10,573
                               Airgas, Inc.                                                       3,400            81,226
                               Albemarle Corp.                                                    2,600            94,536
                               Anika Therapeutics, Inc. (a)                                       1,400            17,920
                               Arch Chemicals, Inc.                                                 600            17,082
                               Bio-Rad Laboratories, Inc. Class A (a)                             1,300            63,323
                               Brady Corp.                                                        1,800            58,230
                               Cabot Corp.                                                        3,500           117,005
                               Calgon Carbon Corp.                                                2,300            19,642
                               Celgene Corp. (a)                                                  9,980           339,819
                               Crompton Corp.                                                     5,800            84,680
                               Cytec Industries, Inc.                                             1,900           103,075
                               Entegris, Inc. (a)                                                 4,400            43,516
                               Ferro Corp.                                                        2,400            45,168
                               Foamex International, Inc. (a)                                     5,100            10,149
                               General Chemical Group, Inc. (a)                                   4,300                86
                               Georgia Gulf Corp.                                                 2,000            91,960
                               H.B. Fuller Company                                                1,700            49,300
                               Hawkins, Inc.                                                        300             3,594
                               KMG Chemicals, Inc.                                                  550             3,492
                               Kronos Worldwide, Inc.                                             3,182           135,286
                               Landec Corp. (a)                                                   3,600            26,208
                               Lubrizol Corp.                                                     3,515           142,850
                               Lyondell Chemical Co.                                             14,756           411,987
                               MacDermid, Inc.                                                    1,600            52,000
                               Mace Security International, Inc. (a)                                450             1,188
                               Matrixx Initiatives, Inc. (a)                                      2,100            23,709
                               The Mosaic Co. (a)                                                13,600           232,016
                               NewMarket Corp. (a)                                                  120             2,232
                               OM Group, Inc. (a)                                                 2,200            66,924
                               Olin Corp.                                                         3,192            71,182
                               Omnova Solutions, Inc. (a)                                         1,700             9,129
                               Oxigene, Inc. (a)                                                  2,000             8,160
                               Penford Corp.                                                        400             6,500
                               PolyOne Corp. (a)                                                  5,500            48,840
                               Quaker Chemical Corp.                                                500            10,270
                               RPM International, Inc.                                            6,800           124,304
                               Repligen Corp. (a)                                                 1,900             3,230

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Chemicals                      Rogers Corp. (a)                                                   1,000     $      40,000
(concluded)                    Rollins, Inc.                                                      3,900            72,540
                               Schawk, Inc.                                                       1,100            20,075
                               Schulman A, Inc.                                                   3,000            52,260
                               Sensient Technologies Corp.                                        3,200            68,992
                               Stepan Co.                                                           400             9,404
                               TOR Minerals International, Inc. (a)                               1,300             7,631
                               Terra Nitrogen Co. LP                                              2,700            67,365
                               Tredegar Corp.                                                     1,600            26,976
                               Trex Co., Inc. (a)                                                 1,100            48,851
                               Valspar Corp.                                                      2,900           134,966
                               WD-40 Co.                                                          1,900            61,731
                               WR Grace & Co. (a)                                                 6,800            57,936
                               Wellman, Inc.                                                      4,600            66,516
                               Westlake Chemical Corp.                                            1,100            35,585
                               Zoltek Cos., Inc. (a)(g)                                           1,100            13,376
                                                                                                            -------------
                                                                                                                3,450,595
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.2%        ABC Bancorp                                                          720            12,161
                               Alabama National Bancorporation                                      800            49,512
                               Ameriana Bancorp                                                     200             2,660
                               American National Bankshares, Inc.                                   400             9,612
                               Arrow Financial Corp.                                                432            11,763
                               Associated Banc-Corp                                               7,879           246,061
                               BCSB Bankcorp, Inc.                                                1,200            16,572
                               The Banc Corp. (a)                                                 4,700            48,269
                               Bancfirst Corp.                                                      400            27,608
                               The Bancorp Inc. (a)                                                 460             6,440
                               Bancorpsouth, Inc.                                                 3,800            78,432
                               Bank Mutual Corp.                                                  2,500            29,550
                               Bank of Granite Corp.                                                525             9,707
                               Bank of Hawaii Corp.                                               3,600           162,936
                               BankAtlantic Bancorp, Inc. Class A                                 3,500            60,900
                               Bar Harbor Bankshares                                                200             5,370
                               Bay View Capital Corp.                                             2,800            44,828
                               Berkshire Bancorp, Inc.                                              300             6,016
                               Boston Private Financial Holdings, Inc.                            2,600            61,750
                               Brookline Bancorp, Inc.                                            3,499            52,135
                               Bryn Mawr Bank Corp.                                                 400             8,168
                               CFS Bancorp, Inc.                                                    800            10,952
                               Camden National Corp.                                                300            10,605
                               Capital Bank Corp.                                                 1,100            18,260
                               Capital City Bank Group, Inc.                                        500            20,255
                               Capitol Bancorp Ltd.                                                 420            12,711
                               Capitol Federal Financial                                          4,540           157,266
                               Carrollton Bancorp                                                   210             3,137
                               Cascade Bancorp                                                      900            17,379
                               Cavalry Bancorp, Inc.                                                400             8,424
                               Center Bancorp, Inc.                                                 520             6,484
                               Central Coast Bancorp (a)                                            628            10,523
                               Century Bancorp, Inc. Class A                                        300             8,601
                               Chemical Financial Corp.                                           1,113            36,178
                               Chittenden Corp.                                                   2,233            58,214
                               Citizens Banking Corp.                                             3,300            96,888
                               Citizens South Banking Corp.                                       2,428            33,191
                               City Bank                                                            300             9,597
                               City Holding Co.                                                   1,800            53,163
                               City National Corp.                                                2,700           188,514
                               Clifton Savings Bancorp, Inc.                                        980            10,976
                               CoBiz, Inc.                                                        1,250            24,225
                               The Colonial BancGroup, Inc.                                       7,155           146,821

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks               Columbia Bancorp                                                     400     $      12,744
(continued)                    Columbia Banking System, Inc.                                      1,930            45,837
                               Comm Bancorp, Inc.                                                   100             4,125
                               Commerce Bancorp, Inc.                                             6,220           201,963
                               Commerce Bancshares, Inc.                                          4,385           211,357
                               Commercial Bankshares, Inc.                                          356            13,884
                               Commercial National Financial Corp.                                  100             2,155
                               Community Bank System, Inc.                                        1,600            36,656
                               Community Banks, Inc.                                                488            12,195
                               Community Trust Bancorp, Inc.                                        880            25,353
                               Corus Bankshares, Inc.                                             1,500            71,535
                               Cullen/Frost Bankers, Inc.                                         3,440           155,316
                               Doral Financial Corp.                                              6,750           147,757
                               EFC Bancorp, Inc.                                                    900            22,995
                               East-West Bancorp, Inc.                                            3,690           136,235
                               Exchange National Bancshares, Inc.                                   250             7,262
                               FFLC Bancorp, Inc.                                                   350            14,497
                               FNB Corp.                                                            300             6,003
                               F.N.B. Corporation                                                 2,985            57,163
                               FNB Corporation                                                      300             7,734
                               FNB Financial Services Corp.                                       1,125            25,312
                               Farmers Capital Bank Corp.                                           300            10,026
                               Financial Institutions, Inc.                                         100             1,981
                               First BanCorp.                                                     2,050            86,612
                               First Bancorp                                                        600            13,584
                               First Busey Corp.                                                    750            14,512
                               First Cash Financial Services, Inc. (a)                            1,800            38,106
                               First Charter Corp.                                                  700            15,813
                               First Citizens BancShares, Inc. Class A                              600            87,828
                               First Commonwealth Financial Corp.                                 3,200            43,840
                               First Federal Bancshares of Arkansas, Inc.                         1,200            28,416
                               First Financial Bancorp                                            1,710            31,207
                               First Financial Bankshares, Inc.                                     350            15,620
                               First Financial Service Corp.                                        270             7,020
                               First M&F Corp.                                                      300            10,239
                               First Merchants Corp.                                                115             2,978
                               First Midwest Bancorp, Inc.                                        2,275            73,892
                               First Mutual Bancshares, Inc.                                      1,210            30,807
                               First Niagara Financial Group, Inc.                                7,106            93,870
                               First Oak Brook Bancshares, Inc.                                     450            13,180
                               The First of Long Island Corp.                                       200             8,398
                               First Republic Bank                                                1,200            38,844
                               First South Bancorp, Inc.                                            400            11,320
                               First State Bancorporation                                         2,400            40,740
                               FirstBank NW Corp.                                                   542            15,176
                               FirstMerit Corp.                                                   4,900           131,124
                               Flag Financial Corp.                                                 500             7,440
                               Franklin Bank Corp. (a)                                            1,500            25,875
                               Frontier Financial Corp.                                             400            15,160
                               Fulton Financial Corp.                                             7,951           173,252
                               German American Bancorp                                              561             8,695
                               Gold Banc Corp., Inc.                                              3,900            54,717
                               Great Southern Bancorp, Inc.                                         600            19,482
                               Greater Bay Bancorp                                                3,764            91,879
                               Greater Community Bancorp                                            435             6,960
                               Hancock Holding Co.                                                1,500            48,750
                               Hanmi Financial Corp.                                              4,956            82,022
                               Harbor Florida Bancshares, Inc.                                    1,400            47,740
                               Harleysville National Corp.                                        1,541            32,746
                               Heritage Commerce Corp.                                              700            12,901

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks               Hibernia Corp. Class A                                             9,200     $     294,492
(continued)                    Home Federal Bancorp                                               1,200            30,060
                               Horizon Financial Corp.                                              500             9,390
                               Hudson City Bancorp, Inc.                                         11,820           432,021
                               Hudson United Bancorp                                              3,440           121,260
                               Independent Bank Corp.                                               800            23,200
                               Integra Bank Corp.                                                 1,000            22,140
                               Interchange Financial Services Corp.                                 975            16,819
                               Internet Capital Group, Inc. (a)                                   4,175            29,309
                               Irwin Financial Corp.                                              1,500            34,530
                               Jefferson Bancshares, Inc.                                         2,500            30,875
                               LSB Bancshares, Inc.                                                 500             8,549
                               Lakeland Financial Corp.                                             200             7,690
                               MASSBANK Corp.                                                       250             9,463
                               Main Street Banks, Inc.                                            1,000            26,480
                               MainSource Financial Group, Inc.                                     363             7,979
                               Mercantile Bankshares Corp.                                        5,077           258,216
                               Merchants Bancshares, Inc.                                           350             9,380
                               Mid-State Bancshares                                               1,400            37,240
                               Midwest Banc Holdings, Inc.                                        1,000            19,910
                               NBT Bancorp, Inc.                                                  1,360            30,478
                               Nara Bancorp, Inc.                                                 2,900            40,745
                               National Penn Bancshares, Inc.                                       787            19,337
                               Netbank, Inc.                                                      2,900            24,592
                               NewAlliance Bancshares, Inc.                                       5,400            75,600
                               North Valley Bancorp                                               1,500            28,425
                               Northern States Financial Corp.                                      300             8,208
                               Norwood Financial Corp.                                              150             4,327
                               OceanFirst Financial Corp.                                           700            16,079
                               Ohio Valley Banc Corp.                                               700            23,100
                               Old National Bancorp                                               4,332            87,940
                               Old Second Bancorp, Inc.                                             800            24,140
                               Omega Financial Corp.                                                546            16,263
                               Oriental Financial Group                                           1,294            30,305
                               PFF Bancorp, Inc.                                                  2,460            67,896
                               Pamrapo Bancorp, Inc.                                              1,000            21,980
                               Park National Corp.                                                  630            70,875
                               Parkvale Financial Corp.                                             300             8,340
                               Peapack Gladstone Financial Corp.                                    363             9,801
                               Pennfed Financial Services, Inc.                                     800            11,872
                               Peoples Bancorp                                                      200             4,010
                               Peoples Bancorp, Inc.                                                595            16,006
                               Peoples Bancorp of North Carolina, Inc.                              220             3,916
                               Peoples Banctrust Co., Inc.                                        1,120            17,920
                               People's Bank                                                      5,342           218,755
                               Peoples Financial Corp.                                            1,200            21,480
                               Popular, Inc.                                                     16,600           403,712
                               PrivateBancorp, Inc.                                               2,000            62,820
                               Prosperity Bancshares, Inc.                                        1,100            29,139
                               Provident Bancorp, Inc.                                            2,603            31,861
                               Provident Bankshares Corp.                                         2,856            94,134
                               Republic Bancorp, Inc.                                             3,330            45,088
                               Republic Bancorp, Inc. Class A                                     1,024            22,743
                               Riggs National Corp.                                               2,940            56,125
                               Royal Bancshares of Pennsylvania Class A                             534            12,138
                               S&T Bancorp, Inc.                                                  1,500            53,100
                               S1 Corp. (a)                                                       6,000            41,640
                               SY Bancorp, Inc.                                                     200             4,400
                               Sandy Spring Bancorp, Inc.                                           650            21,008
                               Savannah Bancorp, Inc.                                               151             4,364

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks               Seacoast Banking Corp. of Florida                                    870     $      17,122
(concluded)                    Shore Bancshares, Inc.                                               300             9,270
                               Signature Bank (a)                                                   600            15,906
                               Silicon Valley Bancshares (a)                                      2,275           100,237
                               Simmons First National Corp. Class A                                 400             9,928
                               Sky Financial Group, Inc.                                          5,504           147,617
                               The South Financial Group, Inc.                                    6,055           184,920
                               Southwest Bancorp, Inc.                                              700            12,915
                               Southwest Bancorp of Texas, Inc.                                   4,000            73,400
                               Southwest Georgia Financial Corp.                                    132             3,033
                               State Bancorp, Inc.                                                  438            11,392
                               Sterling Bancshares, Inc.                                          3,950            56,090
                               Suffolk Bancorp                                                      700            23,121
                               Summit Bancshares, Inc.                                              800            13,640
                               Sun Bancorp, Inc. (a)                                                798            18,262
                               Susquehanna Bancshares, Inc.                                       1,972            48,077
                               TCF Financial Corp.                                                8,890           241,364
                               TD Banknorth, Inc. (a)                                             5,234           163,510
                               Texas Regional Bancshares, Inc. Class A                            2,925            88,072
                               Tompkins Trustco, Inc.                                               484            20,594
                               Trico Bancshares                                                     900            18,855
                               TrustCo Bank Corp NY                                               4,160            47,798
                               Trustmark Corp.                                                    3,100            89,900
                               UCBH Holdings, Inc.                                                3,375           134,663
                               UMB Financial Corp.                                                1,310            74,565
                               USB Holding Co., Inc.                                                837            18,573
                               Umpqua Holdings Corp.                                              4,936           115,256
                               Union Bankshares Corp.                                               400            12,808
                               UnionBanCal Corp.                                                  9,100           557,375
                               United Bancorp, Inc.                                                 279             3,909
                               United Bankshares, Inc.                                            3,400           112,676
                               United Community Financial Corp.                                   1,632            18,099
                               Unizan Financial Corp.                                             1,232            32,032
                               Vail Banks, Inc.                                                   1,200            15,552
                               Valley National Bancorp                                            6,048           155,917
                               Virginia Commerce Bancorp (a)                                      1,625            43,940
                               WSFS Financial Corp.                                                 500            26,280
                               Washington Trust Bancorp, Inc.                                       800            21,984
                               WesBanco, Inc.                                                     1,300            35,763
                               West Coast Bancorp                                                   800            19,040
                               Westamerica Bancorporation                                         1,800            93,186
                               Westcorp                                                           3,221           136,087
                               Whitney Holding Corp.                                              2,550           113,501
                               Wilmington Trust Corp.                                             3,900           136,890
                               Wintrust Financial Corp.                                           1,650            77,699
                               Yardville National Bancorp                                         1,600            52,192
                                                                                                            -------------
                                                                                                               11,240,319
-------------------------------------------------------------------------------------------------------------------------
Construction - 2.3%            Ablest, Inc. (a)                                                     400             2,920
                               American Woodmark Corp.                                            1,000            36,280
                               Ameron International Corp.                                           400            14,400
                               Apogee Enterprises, Inc.                                           2,900            41,412
                               Armstrong Holdings, Inc. (a)(g)                                    2,500             4,625
                               Beazer Homes USA, Inc.                                               264            13,163
                               Brookfield Homes Corp.                                             1,900            80,199
                               Building Material Holding Corp.                                    2,140            95,187
                               Carter's, Inc. (a)                                                   900            35,775
                               Cavco Industries, Inc. (a)                                         1,510            36,513
                               Ceradyne, Inc. (a)                                                   375             8,389
                               DR Horton, Inc.                                                   16,751           489,790
                               Dominion Homes, Inc. (a)                                             500             8,465

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Construction                   Dycom Industries, Inc. (a)                                         2,633     $      60,533
(concluded)                    EMCOR Group, Inc. (a)                                                900            42,138
                               Eagle Materials, Inc.                                              1,240           100,366
                               ElkCorp                                                            2,200            84,612
                               Florida Rock Industries, Inc.                                      2,650           155,873
                               Global Power Equipment Group, Inc. (a)                               600             5,748
                               Granite Construction, Inc.                                         1,950            51,226
                               Hovnanian Enterprises, Inc. Class A (a)                            3,500           178,500
                               Infrasource Services, Inc. (a)                                       500             6,000
                               Insituform Technologies, Inc. Class A (a)                          1,600            23,216
                               Integrated Electrical Services, Inc. (a)                             100               276
                               International Aluminum Corp.                                         800            26,568
                               LS Starrett Co. Class A                                              300             5,820
                               LSI Industries, Inc.                                                 750             8,422
                               Lafarge North America, Inc.                                        4,400           257,180
                               Lennar Corp. Class A                                               7,580           429,634
                               Levitt Corp. Class A                                               1,180            30,255
                               MDC Holdings, Inc.                                                 2,616           182,204
                               M/I Homes, Inc.                                                    1,500            73,395
                               Martin Marietta Materials, Inc.                                    2,800           156,576
                               Mastec, Inc. (a)                                                   1,900            15,599
                               Meritage Homes Corp. (a)                                           1,200            70,704
                               NCI Building Systems, Inc. (a)                                     1,200            46,320
                               NVR, Inc. (a)                                                        423           332,055
                               Noland Co.                                                           200             9,258
                               Palm Harbor Homes, Inc. (a)                                        2,400            39,024
                               Patriot Transportation Holding, Inc. (a)                             100             5,207
                               Performance Technologies, Inc. (a)                                   500             3,330
                               Perini Corp. (a)                                                   1,500            20,685
                               Quanta Services, Inc. (a)                                          6,600            50,358
                               Ryland Group, Inc.                                                 1,000            62,020
                               SBA Communications Corp. Class A (a)                               6,800            62,288
                               Simpson Manufacturing Co., Inc.                                    2,000            61,800
                               Skyline Corp.                                                        100             3,849
                               Standard-Pacific Corp.                                             2,600           187,694
                               Technical Olympic USA, Inc.                                        2,800            84,560
                               Texas Industries, Inc.                                             1,300            69,875
                               Toll Brothers, Inc. (a)                                            4,300           339,055
                               U.S. Concrete, Inc. (a)                                            1,400             8,778
                               USG Corp. (a)(g)                                                   3,900           129,324
                               United Mobile Homes, Inc.                                            500             8,020
                               WCI Communities, Inc. (a)                                          2,600            78,208
                               WESCO International, Inc. (a)                                      1,600            44,800
                               Walter Industries, Inc.                                            4,300           182,965
                               West Corp.                                                         3,200           102,400
                               Westell Technologies, Inc. Class A (a)                             6,000            33,060
                               William Lyon Homes, Inc. (a)                                         500            38,350
                               Wilsons The Leather Experts (a)                                    1,300             6,201
                               Yankee Candle Co., Inc.                                            2,200            69,740
                                                                                                            -------------
                                                                                                                4,911,187
-------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%     American Technology Corp. (a)                                      1,700            13,685
                               Applica, Inc. (a)                                                  1,665             8,425
                               Bassett Furniture Industries, Inc.                                   700            13,790
                               Champion Enterprises, Inc. (a)                                     4,200            39,480
                               Compx International, Inc.                                            300             5,094
                               Emerson Radio (a)                                                  1,700             5,984
                               Ethan Allen Interiors, Inc.                                        2,000            64,000
                               Flexsteel Industries                                                 200             3,302
                               Furniture Brands International, Inc.                               2,700            58,887
                               Gemstar-TV Guide International, Inc. (a)                          26,100           113,535

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Consumer - Durables            Genlyte Group, Inc. (a)                                              800     $      71,976
(concluded)                    Griffon Corp. (a)                                                  2,920            62,517
                               Haverty Furniture Cos., Inc.                                       1,100            16,775
                               Helen of Troy Ltd. (a)                                             2,400            65,712
                               Interface, Inc. Class A (a)                                        3,400            23,188
                               Kimball International, Inc. Class B                                2,300            33,350
                               Koss Corp.                                                           200             4,074
                               La-Z-Boy, Inc.                                                     3,100            43,183
                               Lifetime Hoan Corp.                                                  400             6,196
                               Mac-Gray Corp. (a)                                                   500             4,225
                               Mohawk Industries, Inc. (a)                                        3,664           308,875
                               National Presto Industries, Inc.                                     400            16,120
                               Restoration Hardware, Inc. (a)                                     3,705            21,119
                               Rockford Corp. (a)                                                 1,700             4,165
                               The Rowe Cos. (a)                                                    500             1,980
                               Salton, Inc. (a)(g)                                                  600             1,302
                               Select Comfort Corp. (a)                                           2,100            42,924
                               Stanley Furniture Co., Inc.                                        1,000            47,280
                               Sturm Ruger & Co., Inc.                                            1,600            11,088
                               Tempur-Pedic International, Inc. (a)                               5,700           106,362
                               Thomas Industries, Inc.                                              800            31,712
                               Toro Co.                                                           1,445           127,883
                               United Rentals, Inc. (a)                                           4,300            86,903
                               Virco Manufacturing (a)                                              642             4,931
                               Water Pik Technologies, Inc. (a)                                     600            11,820
                               Wickes, Inc. (a)                                                     300                 0
                                                                                                            -------------
                                                                                                                1,481,842
-------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%              Anchor Glass Container Corp.                                         200               448
                               Crown Holdings, Inc. (a)                                           9,900           154,044
                               Graphic Packaging Corp. (a)                                        9,900            43,659
                               Greif, Inc.                                                        1,200            83,616
                               Mobile Mini, Inc. (a)                                              1,900            76,779
                               Owens-Illinois, Inc. (a)                                           9,300           233,802
                               Packaging Dynamics Corp.                                             500             6,995
                               Silgan Holdings, Inc.                                              1,000            64,980
                               Sonoco Products Co.                                                5,500           158,675
                                                                                                            -------------
                                                                                                                  822,998
-------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 2.9%            Amerivest Properties, Inc.                                         4,400            22,792
                               Cal Dive International, Inc. (a)                                   3,100           140,430
                               Callon Petroleum Co. (a)                                             700            10,878
                               Carrizo Oil & Gas, Inc. (a)                                        3,200            54,368
                               Chesapeake Energy Corp.                                           16,000           351,040
                               Clayton Williams Energy, Inc. (a)                                    500            12,950
                               Comstock Resources, Inc. (a)                                       2,000            57,480
                               Consol Energy, Inc.                                                5,610           263,782
                               Delta Petroleum Corp. (a)                                          3,335            48,324
                               Diamond Offshore Drilling                                          8,700           434,130
                               Dorchester Minerals LP                                               400             8,740
                               Edge Petroleum Corp. (a)                                           1,900            31,464
                               Enbridge Energy Management LLC (a)                                 1,201            58,657
                               Encore Acquisition Co. (a)                                         1,000            41,300
                               Energy Partners Ltd. (a)                                           2,800            72,716
                               Frontier Oil Corp.                                                 2,800           101,528
                               Global Industries Ltd. (a)                                        10,030            94,282
                               Gulf Island Fabrication, Inc.                                      1,830            42,932
                               Gulfmark Offshore, Inc. (a)                                        1,200            31,092
                               Harvest Natural Resources, Inc. (a)                                2,100            24,969
                               Holly Corp.                                                        1,600            59,632
                               Houston Exploration Co. (a)                                        1,400            79,730
                               KCS Energy, Inc. (a)                                               2,900            44,544

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Domestic Oil                   Magellan Midstream Partners                                        1,300     $      79,365
(concluded)                    Magnum Hunter Resources, Inc. (a)                                  6,350           102,299
                               Matrix Service Co. (a)                                             1,900             8,265
                               McMoRan Exploration Co. (a)(g)                                     2,200            44,220
                               Meridian Resource Corp. (a)                                        4,600            23,736
                               Murphy Oil Corp.                                                   5,400           533,142
                               Newfield Exploration Co. (a)                                       2,999           222,706
                               PYR Energy Corp. (a)                                                 900             1,422
                               Pacific Energy Partners LP                                         2,100            63,840
                               Patina Oil & Gas Corp.                                             4,312           172,480
                               Patterson-UTI Energy, Inc.                                         9,410           235,438
                               Petroquest Energy, Inc. (a)                                        7,100            47,144
                               Pioneer Natural Resources Co.                                      8,175           349,236
                               Plains Exploration & Production Co. (a)                            5,384           187,902
                               Pogo Producing Co.                                                 3,600           177,264
                               Premcor, Inc.                                                      4,800           286,464
                               Pride International, Inc. (a)                                      7,900           196,236
                               Quicksilver Resources, Inc. (a)                                    2,820           137,419
                               Remington Oil & Gas Corp. (a)                                      1,800            56,736
                               Spinnaker Exploration Co. (a)                                      1,700            60,401
                               St. Mary Land & Exploration Co.                                    2,200           110,110
                               Stone Energy Corp. (a)                                             2,179           105,834
                               Sunoco Logistics Partners LP                                         800            32,240
                               Superior Energy Services (a)                                       2,300            39,560
                               Syntroleum Corp. (a)                                               4,800            58,752
                               TEPPCO Partners LP                                                 3,300           138,600
                               Tatham Offshore, Inc. (a)                                         15,700                16
                               Tesoro Corp. (a)                                                   4,000           148,080
                               Todco Class A (a)                                                  2,200            56,848
                               Transmontaigne, Inc. (a)                                           2,000            16,000
                               Ultra Petroleum Corp. (a)                                          4,100           208,280
                               Universal Compression Holdings, Inc. (a)                           2,600            98,462
                               Valero LP                                                          1,200            72,300
                               Valley National Gases, Inc.                                          500             8,190
                               Vintage Petroleum, Inc.                                            3,900           122,694
                               Whiting Petroleum Corp. (a)                                        1,100            44,858
                                                                                                            -------------
                                                                                                                6,334,299
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.8%        AMERIGROUP Corp. (a)                                               2,200            80,432
                               ATS Medical, Inc. (a)                                                900             3,285
                               AVANIR Pharmaceuticals Class A (a)                                 3,000             6,600
                               AVI BioPharma, Inc. (a)                                            2,200             5,500
                               aaiPharma, Inc. (a)(g)                                             4,300             3,053
                               Abaxis, Inc. (a)                                                   1,200            10,620
                               Abgenix, Inc. (a)                                                  5,300            37,100
                               Abiomed, Inc. (a)                                                  1,100            11,638
                               Able Laboratories, Inc. (a)                                        2,000            46,920
                               Accelrys, Inc. (a)                                                 1,600             9,488
                               Accredo Health, Inc. (a)                                           3,003           133,363
                               Adolor Corp. (a)                                                   3,000            29,820
                               Advanced Medical Optics, Inc. (a)                                  2,300            83,283
                               Advanced Neuromodulation Systems, Inc. (a)                         1,700            45,577
                               Air Methods Corp. (a)                                              1,700            13,549
                               Albany Molecular Research, Inc. (a)                                1,900            19,532
                               Alexion Pharmaceuticals, Inc. (a)                                  1,600            34,664
                               Align Technology, Inc. (a)                                         3,600            22,464
                               Alkermes, Inc. (a)                                                 4,800            49,824
                               Alliance Imaging, Inc. (a)                                         1,700            16,235
                               Allos Therapeutics (a)                                             5,800            11,948
                               Allscripts Healthcare Solutions, Inc. (a)                          2,345            33,533
                               Alpharma, Inc. Class A                                             2,200            27,104

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Amedisys, Inc. (a)                                                 1,200     $      36,300
(continued)                    American Healthways, Inc. (a)                                      2,600            85,852
                               American Medical Systems Holdings, Inc. (a)                        4,000            68,720
                               American Pharmaceutical Partners, Inc. (a)(g)                      4,350           225,069
                               Amsurg Corp. (a)                                                   2,800            70,840
                               Amylin Pharmaceuticals, Inc.. (a)                                  6,600           115,434
                               Andrx Corp. (a)                                                    4,300            97,481
                               Angiodynamics, Inc. (a)                                              513             9,388
                               Antigenics, Inc. (a)(g)                                            3,300            22,110
                               Aphton Corp. (a)(g)                                                5,585             7,093
                               Applera Corp. - Celera Genomics Group (a)                          4,100            42,025
                               Apria Healthcare Group, Inc. (a)                                   2,800            89,880
                               Aradigm Corp. (a)(g)                                               8,200            10,004
                               Arena Pharmaceuticals, Inc. (a)                                    3,340            16,867
                               Ariad Pharmaceuticals, Inc. (a)                                    3,100            17,360
                               Arqule, Inc. (a)                                                   3,130            14,742
                               Array Biopharma, Inc. (a)                                          1,400             9,814
                               Arrow International, Inc.                                          2,400            82,440
                               Arthrocare Corp. (a)                                               2,000            57,000
                               Aspect Medical Systems, Inc. (a)                                     700            15,113
                               Atherogenics Inc. (a)(g)                                           2,200            28,798
                               Avant Immunotherapeutics, Inc. (a)                                 3,800             6,194
                               Avigen, Inc. (a)                                                   1,000             2,790
                               Axonyx, Inc. (a)                                                     600               738
                               Barr Pharmaceuticals, Inc. (a)                                     4,063           198,396
                               Barrier Therapeutics, Inc. (a)                                       200             3,098
                               Beckman Coulter, Inc.                                              3,500           232,575
                               Beverly Enterprises, Inc. (a)                                      6,400            79,232
                               BioCryst Pharmaceuticals, Inc. (a)                                 3,100            14,291
                               Biolase Technology, Inc. (g)                                       2,400            20,400
                               BioMarin Pharmaceuticals, Inc. (a)                                 6,500            33,475
                               Biopure Corp. (a)(g)                                               3,000               998
                               Bioscript, Inc. (a)                                                4,596            27,714
                               Biosite, Inc. (a)                                                  1,360            70,761
                               Biosource International, Inc. (a)                                    100               728
                               Biospecifics Technologies (a)                                      1,000             1,000
                               BioSphere Medical, Inc. (a)                                          900             3,555
                               BioVeris Corp. (a)                                                 1,800             9,504
                               Birman Managed Care, Inc. (a)                                     11,900                 1
                               Bone Care International, Inc. (a)                                  1,800            46,692
                               Bradley Pharmaceuticals, Inc. (a)                                  1,600            15,296
                               Britesmile, Inc. (a)(g)                                              388             1,327
                               CNS, Inc.                                                          2,700            48,060
                               CTI Molecular Imaging, Inc. (a)                                    2,700            54,729
                               CV Therapeutics, Inc. (a)                                          2,700            54,972
                               Calypte Biomedical Corp. (a)                                      16,300             4,238
                               Cambrex Corp.                                                      1,200            25,560
                               Cardiac Science, Inc. (a)                                          3,300             3,795
                               Cardiodynamics International Corp. (a)                             2,400             7,008
                               Cardiotech International, Inc. (a)                                 1,476             2,804
                               Cell Therapeutics, Inc. (a)(g)                                     3,600            12,924
                               Centene Corp. (a)                                                  3,300            98,967
                               Cephalon, Inc. (a)                                                 3,200           149,856
                               Cerus Corp. (a)                                                    1,400             4,298
                               Charles River Laboratories International, Inc. (a)                 3,892           183,080
                               Cholestech Corp. (a)                                                 900             9,072
                               Ciphergen Biosystems, Inc. (a)                                     1,400             3,878
                               Clarient, Inc. (a)(g)                                             11,200            13,328
                               Collagenex Pharmaceuticals, Inc. (a)                               2,500            11,675
                               Columbia Laboratories, Inc. (a)                                    2,500             4,775

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Community Health Systems, Inc. (a)                                 5,000     $     174,550
(continued)                    Compex Technologies, Inc. (a)                                      2,700            13,527
                               Conceptus, Inc. (a)                                                1,000             7,800
                               Conmed Corp. (a)                                                   2,050            61,746
                               Cooper Cos., Inc.                                                  2,643           192,675
                               CorAutus Genetics, Inc. (a)                                          142               615
                               Corixa Corp. (a)                                                   3,800            11,666
                               Corvel Corp. (a)                                                     100             2,132
                               Covance, Inc. (a)                                                  3,600           171,396
                               Coventry Health Care, Inc. (a)                                     6,264           426,829
                               CryoLife, Inc. (a)(g)                                              2,400            14,856
                               Cubist Pharmaceuticals, Inc. (a)                                   3,600            38,232
                               Curative Health Services, Inc. (a)                                 1,935             6,579
                               Curis, Inc. (a)                                                    2,300             8,234
                               Cyberonics, Inc. (a)                                               1,900            83,923
                               Cypress Bioscience, Inc. (a)                                       1,800            16,326
                               Cytogen Corp. (a)                                                    730             4,227
                               Cytokinetics, Inc. (a)                                               200             1,312
                               Cytyc Corp. (a)                                                    6,400           147,264
                               D&K Healthcare Resources, Inc.                                       900             7,533
                               DJ Orthopedics, Inc. (a)                                             500            12,525
                               Dade Behring Holdings, Inc. (a)                                    2,675           157,638
                               Datascope Corp.                                                    1,400            42,812
                               DaVita, Inc. (a)                                                   6,100           255,285
                               Daxor Corp. (a)                                                      900            19,890
                               Dendreon Corp. (a)                                                 3,430            18,694
                               Dentsply International, Inc.                                       4,550           247,566
                               Diagnostic Products Corp.                                          1,500            72,450
                               Diametrics Medical, Inc. (a)                                         200                 6
                               Digene Corp. (a)                                                   1,000            20,750
                               Discovery Laboratories, Inc. (a)                                   2,800            15,764
                               Dov Pharmaceutical, Inc. (a)                                       2,100            28,728
                               Durect Corp. (a)                                                   3,000            10,920
                               Dusa Pharmaceuticals, Inc. (a)                                       600             5,238
                               E-Z-EM, Inc.                                                         600             7,152
                               EPIX Pharmaceuticals, Inc. (a)                                     1,400             9,800
                               Edwards Lifesciences Corp. (a)                                     3,500           151,270
                               Emisphere Technologies, Inc. (a)(g)                                2,300             8,441
                               Encore Medical Corp. (a)                                             400             2,152
                               Endo Pharmaceuticals Holdings, Inc. (a)                            8,200           184,910
                               Endologix, Inc. (a)                                                  200             1,150
                               Entremed, Inc. (a)                                                 4,300             9,030
                               Enzo Biochem, Inc. (a)                                               673             9,705
                               Enzon Pharmaceuticals, Inc. (a)                                    2,600            26,494
                               Eon Labs, Inc. (a)                                                 5,500           166,320
                               Escalon Medical Corp. (a)                                            725             3,777
                               Exact Sciences Corp. (a)                                           1,600             5,712
                               Eyetech Pharmaceuticals, Inc. (a)                                    900            24,750
                               First Horizon Pharmaceutical Corp. (a)                             2,150            36,292
                               Fonar Corp. (a)                                                   17,300            23,355
                               Gen-Probe, Inc. (a)                                                3,200           142,592
                               Genaera Corp. (a)                                                  3,100             7,223
                               Gene Logic, Inc. (a)                                               1,900             5,966
                               Genelabs Technologies (a)                                          2,000             1,200
                               Genentech, Inc. (a)(g)                                            64,540         3,653,609
                               Genesis HealthCare Corp. (a)                                       1,150            49,323
                               Genitope Corp. (a)                                                 2,100            26,250
                               Genta, Inc. (a)                                                    9,700            10,961
                               Geron Corp. (a)                                                    3,100            18,941
                               GlycoGenesys, Inc. (a)                                               133                98

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Guilford Pharmaceuticals, Inc. (a)(g)                              4,900     $      11,270
(continued)                    Haemonetics Corp. (a)                                              1,500            63,240
                               Health Net, Inc. (a)                                               6,480           211,961
                               Healthcare Services Group                                            900            21,825
                               HealthExtras, Inc. (a)                                             3,100            51,615
                               HealthTronics, Inc. (a)                                            2,000            21,520
                               Hemispherx Biopharma, Inc. (a)(g)                                  1,300             1,950
                               Henry Schein, Inc. (a)                                             2,400            86,016
                               Hi-Tech Pharmacal Co., Inc. (a)                                    1,250            27,475
                               Hillenbrand Industries, Inc.                                       3,345           185,547
                               Hollis-Eden Pharmaceuticals (a)(g)                                 2,300            16,203
                               Hologic, Inc. (a)                                                  1,200            38,250
                               Hooper Holmes, Inc.                                                2,600             9,932
                               Human Genome Sciences, Inc. (a)                                    7,500            69,150
                               Hydron Technologies, Inc. (a)                                      2,900               377
                               I-Flow Corp. (a)                                                   1,100            17,413
                               ICOS Corp. (a)                                                     3,700            83,102
                               ICU Medical, Inc. (a)(g)                                           1,600            56,800
                               II-VI, Inc. (a)                                                    1,600            27,904
                               IMPAC Medical Systems, Inc. (a)                                      600            14,268
                               IVAX Corp. (a)                                                    14,143           279,607
                               Idexx Laboratories, Inc. (a)                                       2,500           135,400
                               ImClone Systems, Inc. (a)                                          5,121           176,675
                               Immucor, Inc. (a)                                                  3,825           115,477
                               Immunogen, Inc. (a)                                                2,400            12,552
                               Immunomedics, Inc. (a)                                             3,000             7,290
                               Impax Laboratories, Inc. (a)                                       3,700            59,200
                               Inamed Corp. (a)                                                   2,400           167,712
                               Incyte Corp. (a)                                                   6,500            44,395
                               Indevus Pharmaceuticals, Inc. (a)                                  4,800            13,344
                               Inkine Pharmaceutical Co. (a)                                      1,400             4,298
                               Insmed, Inc. (a)(g)                                                4,200             3,570
                               Inspire Pharmaceuticals, Inc. (a)                                  2,400            19,584
                               Integra LifeSciences Holdings Corp. (a)                            1,900            66,918
                               InterMune, Inc. (a)                                                2,800            30,800
                               Intrabiotics Pharmaceuticals, Inc. (a)                                16                58
                               Introgen Therapeutics, Inc. (a)(g)                                 3,500            27,615
                               Intuitive Surgical, Inc. (a)                                       2,450           111,402
                               Invacare Corp.                                                     1,800            80,334
                               Inverness Medical Innovations, Inc. (a)                              828            19,458
                               Isis Pharmaceuticals, Inc. (a)                                     4,400            17,028
                               KV Pharmaceutical Co. Class A (a)                                  1,900            44,080
                               Kendle International, Inc. (a)                                     1,200            13,800
                               Kensey Nash Corp. (a)                                              1,300            35,204
                               Kindred Healthcare, Inc. (a)                                       2,190            76,869
                               Kinetic Concepts, Inc. (a)                                         3,515           209,670
                               Komag, Inc. (a)                                                    2,700            60,345
                               Kyphon, Inc. (a)                                                   1,900            47,823
                               LCA-Vision, Inc.                                                   1,950            64,935
                               La Jolla Pharmaceutical Co. (a)                                    3,700             2,590
                               Lakeland Industries, Inc.                                          1,000            19,069
                               Landauer, Inc.                                                       400            19,016
                               Langer, Inc. (a)                                                     300             2,133
                               Large Scale Biology Corp. (a)(g)                                   1,000               900
                               Lectec Corp.                                                         800             1,520
                               Lexicon Genetics, Inc. (a)                                         2,100            10,731
                               Lifecell Corp. (a)                                                 3,000            26,700
                               Lifecore Biomedical, Inc. (a)                                        700            12,439
                               Life Medical Sciences, Inc. (a)                                    8,500             3,145
                               LifePoint Hospitals, Inc. (a)                                      2,100            92,064

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Ligand Pharmaceuticals, Inc. Class B (a)                           4,375     $      25,069
(continued)                    Lincare Holdings, Inc. (a)                                         5,300           234,419
                               MGI Pharma, Inc. (a)                                               4,400           111,188
                               Macrochem Corp. (a)                                                1,100               418
                               Magellan Health Services, Inc. (a)                                 1,479            50,360
                               Mannatech, Inc.                                                    1,300            25,415
                               Martek Biosciences Corp. (a)                                       1,800           104,742
                               Maxim Pharmaceuticals, Inc. (a)                                    3,300             5,808
                               Med-Design Corp. (a)                                                 600               486
                               Medarex, Inc. (a)                                                  4,700            33,511
                               Medcath Corp. (a)                                                  1,900            55,670
                               Medical Action Industries, Inc. (a)                                  800            15,120
                               Medicines Co. (a)                                                  2,870            65,034
                               Medicis Pharmaceutical Corp. Class A                               3,200            95,936
                               Medis Technologies Ltd. (a)(g)                                     1,030            14,770
                               Medwave, Inc. (a)                                                    300             1,131
                               Mentor Corp.                                                       2,800            89,880
                               Meridian Bioscience, Inc.                                            900            13,410
                               Merit Medical Systems, Inc. (a)                                    2,768            33,188
                               Millennium Pharmaceuticals, Inc. (a)                              17,638           148,512
                               Mine Safety Appliances Co.                                         1,600            61,984
                               Molecular Devices Corp. (a)                                        1,000            19,000
                               Molina Healthcare, Inc. (a)                                        1,100            50,699
                               Myriad Genetics, Inc. (a)                                          1,700            31,263
                               NBTY, Inc. (a)                                                     4,200           105,378
                               NPS Pharmaceuticals, Inc. (a)                                      2,240            28,269
                               Nabi Biopharmaceuticals (a)                                        3,400            42,432
                               National Dentex Corp. (a)                                            150             2,955
                               National Healthcare Corp.                                            400            13,684
                               Natrol, Inc. (a)                                                     400             1,184
                               Natures Sunshine Prods, Inc.                                         800            13,736
                               Natus Medical, Inc. (a)                                            4,200            35,112
                               Nektar Therapeutics (a)                                            5,200            72,488
                               Neopharm, Inc. (a)                                                 2,786            21,647
                               Neose Technologies, Inc. (a)                                       1,200             3,096
                               Neurocrine Biosciences, Inc. (a)                                   2,645           100,669
                               Neurogen Corp. (a)                                                 1,200             8,496
                               Northfield Laboratories, Inc. (a)(g)                               2,100            23,625
                               Novavax, Inc. (a)                                                  2,400             3,384
                               Noven Pharmaceuticals, Inc. (a)                                    2,100            35,616
                               Nutraceutical International Corp. (a)                              1,400            22,204
                               Nuvelo, Inc. (a)                                                   3,121            20,286
                               OCA, Inc. (a)(g)                                                   3,700            15,725
                               OSI Pharmaceuticals, Inc. (a)                                      2,413            99,753
                               Oakley, Inc.                                                       4,200            53,844
                               Odyssey HealthCare, Inc. (a)(g)                                    3,050            35,868
                               Omnicare, Inc.                                                     5,800           205,610
                               Onyx Pharmaceuticals, Inc. (a)                                     2,300            72,105
                               OraSure Technologies, Inc. (a)                                     4,575            33,672
                               Orthologic Corp. (a)                                               4,100            20,746
                               Orthovita, Inc. (a)                                                5,920            20,128
                               Oscient Pharmaceuticals Corp. (a)                                  2,700             6,318
                               Osteotech, Inc. (a)                                                3,300            12,540
                               Owens & Minor, Inc.                                                2,300            62,445
                               PSS World Medical, Inc. (a)                                        5,600            63,672
                               Pacificare Health Systems (a)                                      4,560           259,555
                               Pain Therapeutics, Inc. (a)                                        3,800            19,304
                               Par Pharmaceutical Cos., Inc. (a)                                  1,700            56,848
                               Parexel International Corp. (a)                                    2,700            63,450
                               Patterson Cos., Inc. (a)                                           7,800           389,610

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Pediatric Services of America, Inc. (a)                            1,180     $      14,561
(continued)                    Pediatrix Medical Group, Inc. (a)                                  1,500           102,885
                               Penwest Pharmaceuticals Co. (a)                                    2,300            28,428
                               Peregrine Pharmaceuticals, Inc. (a)                                8,500            12,665
                               Perrigo Co.                                                        5,000            95,750
                               Pharmaceutical Product Development, Inc. (a)                       3,500           169,575
                               Pharmacopeia Drug Discovery, Inc. (a)                                700             3,528
                               Pharmacyclics, Inc. (a)                                            2,290            18,389
                               Pharmion Corp. (a)                                                 1,900            55,100
                               Pharmos Corp. (a)                                                  5,200             3,172
                               Physiometrix, Inc. (a)                                               100                75
                               PolyMedica Corp.                                                   1,600            50,816
                               Pozen, Inc. (a)                                                    3,900            20,319
                               Praecis Pharmaceuticals, Inc. (a)                                  3,100             3,255
                               Priority Healthcare Corp. (a)                                      2,700            58,401
                               Progenics Pharmaceuticals, Inc. (a)                                  500             8,405
                               Protein Design Labs, Inc. (a)                                      5,500            87,945
                               Province Healthcare Co. (a)                                        2,800            67,452
                               Proxymed, Inc. (a)                                                   300             2,607
                               Psychemedics Corp.                                                   125             1,660
                               Psychiatric Solutions, Inc. (a)                                    1,366            62,836
                               QMed, Inc. (a)                                                       700             7,665
                               Quidel Corp. (a)                                                   1,900             7,429
                               Radiologix, Inc. (a)                                               1,100             4,719
                               Regeneration Technologies, Inc. (a)                                1,600            16,496
                               Regeneron Pharmaceuticals, Inc. (a)                                2,400            12,264
                               RehabCare Group, Inc. (a)                                          1,200            34,452
                               Renal Care Group, Inc. (a)                                         4,550           172,627
                               Res-Care, Inc. (a)                                                 1,200            15,012
                               Resmed, Inc. (a)                                                   2,100           118,440
                               Respironics, Inc. (a)                                                900            52,443
                               Retractable Technologies, Inc. (a)                                 1,300             5,200
                               Rita Medical Systems, Inc. (a)                                       900             2,691
                               Salix Pharmaceuticals Ltd. (a)                                     2,700            44,523
                               Sangamo Biosciences, Inc. (a)                                      1,300             5,200
                               Santarus, Inc. (a)                                                   800             3,888
                               Savient Pharmaceuticals, Inc. (a)                                  3,700            10,175
                               Sciclone Pharmaceuticals, Inc. (a)                                 2,700             7,668
                               Seattle Genetics, Inc. (a)                                           700             3,598
                               Sepracor, Inc. (a)                                                 5,155           295,949
                               Serologicals Corp. (a)                                             2,385            58,289
                               Sierra Health Services (a)                                         2,100           134,064
                               Sirna Therapeutics, Inc. (a)                                       2,015             5,884
                               Sonic Innovations, Inc. (a)                                        3,500            19,530
                               SonoSite, Inc. (a)                                                   800            20,784
                               Sparta Surgical Corp. (a)                                          1,900                 0
                               Specialty Laboratories, Inc. (a)                                     900             8,595
                               Spectrum Pharmaceuticals, Inc. (a)                                    16                95
                               Staar Surgical Co. (a)                                             2,400             9,384
                               Star Scientific, Inc. (a)(g)                                       4,600            24,334
                               Steris Corp. (a)                                                   3,200            80,800
                               Sunrise Senior Living, Inc. (a)(g)                                 1,300            63,180
                               Sunrise Technologies International (a)                               400                 0
                               SuperGen, Inc. (a)                                                 2,630            12,782
                               SurModics, Inc. (a)                                                1,900            60,629
                               Sybron Dental Specialties, Inc. (a)                                2,300            82,570
                               Synovis Life Technologies, Inc. (a)                                2,100            20,958
                               Tanox, Inc. (a)                                                    3,800            36,480
                               Targeted Genetics Corp. (a)                                        8,500             5,015
                               Techne Corp. (a)                                                   2,500           100,450

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine               Theragenics Corp. (a)                                              1,900     $       6,536
(concluded)                    Third Wave Technologies, Inc. (a)                                  1,900            10,944
                               Thomas & Betts Corp. (a)                                           5,865           189,440
                               Thoratec Corp. (a)                                                 5,000            61,100
                               Titan Pharmaceuticals, Inc. (a)                                    2,800             6,216
                               Transgenomic, Inc. (a)                                               900               513
                               Transkaryotic Therapies, Inc. (a)                                  2,500            62,413
                               Triad Hospitals, Inc. (a)                                          4,146           207,715
                               Trimeris, Inc. (a)                                                 1,600            18,016
                               TriPath Imaging, Inc. (a)(g)                                       1,600            11,264
                               Tripos, Inc. (a)                                                     700             2,905
                               U.S. Physical Therapy, Inc. (a)                                      800            11,184
                               USANA Health Sciences, Inc. (a)                                    1,700            80,410
                               United Surgical Partners International, Inc. (a)                   1,400            64,078
                               United Therapeutics Corp. (a)                                      2,100            95,960
                               Universal Display Corp. (a)                                        1,100             7,689
                               Universal Health Services, Inc. Class B                            3,400           178,160
                               Urologix, Inc. (a)                                                 1,700             7,803
                               Utah Medical Products, Inc.                                        1,100            24,200
                               VCA Antech, Inc. (a)                                               5,040           101,959
                               Valeant Pharmaceuticals International                              4,700           105,844
                               Valentis, Inc. (a)                                                   193               504
                               Varian Medical Systems, Inc. (a)                                   7,120           244,074
                               Vasomedical, Inc. (a)                                              2,300             2,116
                               Ventana Medical Systems (a)                                        2,800           104,888
                               Vertex Pharmaceuticals, Inc. (a)                                   4,462            41,764
                               Viasys Healthcare, Inc. (a)                                        1,600            30,528
                               Vical, Inc. (a)                                                    1,000             4,000
                               Vicuron Pharmaceuticals, Inc. (a)                                  3,200            50,432
                               Vion Pharmaceuticals, Inc. (a)                                     3,300             9,405
                               Viragen, Inc. (a)(g)                                               1,390               945
                               ViroLogic, Inc. (a)                                                9,860            23,565
                               Viropharma, Inc. (a)                                                 900             2,106
                               VistaCare, Inc. Class A (a)                                        1,805            36,948
                               Visx, Inc. (a)                                                     2,400            56,256
                               Vital Signs, Inc.                                                    800            31,912
                               Vivus, Inc. (a)                                                    2,400             7,176
                               West Pharmaceutical Services, Inc.                                 1,400            33,460
                               Wilson Greatbatch Technologies, Inc. (a)                           2,100            38,304
                               Women First Healthcare, Inc. (a)                                   1,200                 1
                               Wright Medical Group, Inc. (a)                                     1,400            33,600
                               XOMA Ltd. (a)(g)                                                   2,000             2,000
                               Zila, Inc. (a)                                                     2,700            10,908
                               Zoll Medical Corp. (a)                                               555            12,504
                               Zymogenetics, Inc. (a)                                             2,000            30,520
                                                                                                            -------------
                                                                                                               21,184,193
-------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%             8x8, Inc. (a)                                                      7,300            12,337
                               ADE Corp. (a)                                                        800            17,760
                               AMIS Holdings, Inc. (a)                                            3,600            40,644
                               APAC Customer Services, Inc. (a)                                   3,100             3,875
                               ATMI, Inc. (a)                                                     1,800            45,072
                               AVX Corp.                                                          9,100           111,475
                               AXT, Inc. (a)                                                      1,200             1,476
                               Ace*Comm Corp. (a)                                                    56               177
                               Actel Corp. (a)                                                    2,900            44,602
                               Acuity Brands, Inc.                                                2,400            64,800
                               Acxiom Corp.                                                       5,200           108,836
                               Advanced Energy Industries, Inc. (a)                               1,900            18,373
                               Advanced Power Technology, Inc. (a)                                  500             3,550
                               Agere Systems, Inc. Class A (a)                                   95,635           136,758

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Electronics                    Agilysys, Inc.                                                     2,200     $      43,252
(continued)                    Airnet Communications Corp. (a)                                       20                21
                               Alliance Fiber Optic Products, Inc. (a)                            1,400             1,372
                               Alliance Semiconductor Corp. (a)                                   5,000            12,450
                               Alliant Techsystems, Inc. (a)                                      2,262           161,620
                               American Physicians Capital, Inc. (a)                              1,200            41,124
                               American Science & Engineering, Inc. (a)                           1,200            53,652
                               American Technical Ceramics Corp. (a)                                100               798
                               Amkor Technology, Inc. (a)                                        13,810            53,307
                               Amphenol Corp. Class A                                             5,405           200,201
                               Amtech Systems, Inc. (a)                                             100               315
                               Anadigics, Inc. (a)                                                2,200             3,168
                               Anaren, Inc. (a)                                                   1,200            14,556
                               Anixter International, Inc. (a)                                    2,200            79,530
                               Arris Group, Inc. (a)                                              5,200            35,932
                               Arrow Electronics, Inc. (a)                                        5,600           141,960
                               Aspect Communications Corp. (a)                                    3,500            36,435
                               Asyst Technologies Inc. (a)                                        4,300            20,597
                               Atheros Communications Inc. (a)                                    1,600            16,432
                               Atmel Corp. (a)                                                   27,600            81,420
                               Audiovox Corp. Class A (a)                                         2,200            28,028
                               Avanex Corp. (a)                                                   4,000             5,200
                               Avid Technology, Inc. (a)                                          2,000           108,240
                               Avnet, Inc. (a)                                                    6,564           120,909
                               Aware, Inc. (a)                                                      900             3,924
                               Axcelis Technologies, Inc. (a)                                     6,400            46,720
                               Axsys Technologies, Inc. (a)                                       1,800            40,428
                               BEI Technologies, Inc.                                             1,500            35,955
                               Badger Meter, Inc.                                                   200             5,300
                               Bel Fuse, Inc. Class A                                               900            21,825
                               Belden CDT, Inc.                                                   2,800            62,188
                               Bell Microproducts, Inc. (a)                                       3,335            24,946
                               Benchmark Electronics, Inc. (a)                                    2,500            79,575
                               Boston Acoustics, Inc.                                               200             2,877
                               Broadwing Corp. (a)                                                2,880            11,923
                               Brooks Automation, Inc. (a)                                        2,796            42,443
                               Bruker BioSciences Corp. (a)                                       5,300            18,656
                               C&D Technologies, Inc.                                             1,400            14,070
                               C-COR, Inc. (a)                                                    2,600            15,808
                               CCC Information Services Group (a)                                   764            17,457
                               CMGI, Inc. (a)                                                    19,400            40,352
                               CTS Corp.                                                          2,200            28,600
                               Cabot Microelectronics Corp. (a)                                   1,900            59,622
                               Cadence Design Systems, Inc. (a)                                  15,400           230,230
                               CalAmp Corp. (a)                                                   2,600            15,808
                               California Micro Devices CP (a)                                    2,300            11,615
                               Caliper Life Sciences, Inc. (a)                                    3,185            20,543
                               Candela Corp. (a)                                                  1,100             9,812
                               Captaris, Inc. (a)                                                 1,900             7,695
                               Celeritek, Inc. (a)                                                  500               400
                               Cepheid, Inc. (a)                                                  2,400            23,208
                               Ceva, Inc. (a)                                                     1,100             8,140
                               Champion Industries, Inc.                                            700             2,870
                               Checkpoint Systems, Inc. (a)                                       2,200            37,136
                               Cirrus Logic, Inc. (a)                                             4,100            18,532
                               Coherent, Inc. (a)                                                 2,600            87,776
                               Cohu, Inc.                                                         1,300            20,735
                               CommScope, Inc. (a)                                                2,500            37,400
                               Computer Network Technology Corp. (a)                              1,700             7,854
                               Comtech Telecommunications Corp. (a)                               1,600            83,360

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Electronics                    Conexant Systems, Inc. (a)                                        36,848     $      55,272
(continued)                    Cox Radio, Inc. Class A (a)                                        2,200            36,982
                               Credence Systems Corp. (a)                                         3,800            30,058
                               Cree, Inc. (a)                                                     3,800            82,650
                               Cymer, Inc. (a)                                                    2,205            59,028
                               Cypress Semiconductor Corp. (a)                                    7,200            90,720
                               DDi Corp. (a)                                                      1,590             4,452
                               DSP Group, Inc. (a)                                                2,700            69,552
                               Daktronics, Inc. (a)                                               1,800            38,970
                               Dataram Corp. (a)                                                    100               470
                               Digital Theater Systems, Inc. (a)                                    300             5,433
                               Diodes, Inc. (a)                                                     700            18,991
                               Dionex Corp. (a)                                                   1,600            87,200
                               Ducommun, Inc. (a)                                                   500            10,000
                               Dupont Photomasks, Inc. (a)                                        2,200            58,674
                               Dynamics Research Corp. (a)                                        1,400            23,016
                               EFJ, Inc. (a)                                                      2,800            23,044
                               EMS Technologies, Inc. (a)                                           600             8,160
                               ESS Technology (a)                                                 4,000            21,080
                               Electro Scientific Industries, Inc. (a)                            2,500            48,475
                               Electroglas, Inc. (a)                                              1,700             6,715
                               Electronics for Imaging (a)                                        4,000            71,360
                               eMagin Corp. (a)                                                     200               188
                               Emcore Corp. (a)                                                   1,900             6,403
                               Emulex Corp. (a)                                                   4,600            86,664
                               Energizer Holdings, Inc. (a)                                       4,500           269,100
                               Energy Conversion Devices, Inc. (a)(g)                             1,100            25,003
                               Entrada Networks, Inc. (a)                                            25                 3
                               Exar Corp. (a)                                                     3,900            52,260
                               Excel Technology, Inc. (a)                                           100             2,458
                               FEI Co. (a)                                                        2,000            46,300
                               FSI International, Inc. (a)                                        1,800             7,614
                               Fairchild Semiconductor International, Inc. (a)                    5,600            85,848
                               Faro Technologies, Inc. (a)                                        1,400            32,956
                               Flir Systems, Inc. (a)                                             4,200           127,260
                               Formfactor, Inc. (a)                                               1,300            29,432
                               FuelCell Energy, Inc. (a)(g)                                       2,900            28,942
                               GTC Biotherapeutics, Inc. (a)                                      2,400             2,520
                               General Cable Corp. (a)                                            2,300            27,761
                               Genesis Microchip, Inc. (a)                                        3,100            44,795
                               Getty Images, Inc. (a)                                             3,200           227,552
                               Glenayre Technologies, Inc. (a)                                      500               895
                               Glowpoint, Inc. (a)                                                  200               272
                               Harman International Industries, Inc.                              3,500           309,610
                               Harmonic, Inc. (a)                                                 4,300            41,108
                               Harris Corp.                                                       4,690           153,128
                               Harvard Bioscience, Inc. (a)                                       1,520             5,913
                               Hearst-Argyle Television, Inc.                                     3,200            81,600
                               Herley Industries, Inc. (a)                                        2,075            35,503
                               Hifn, Inc. (a)                                                       447             3,241
                               Hollywood Entertainment Corp. (a)                                  3,600            47,412
                               Hungarian Telephone & Cable (a)                                      800            14,264
                               Hutchinson Technology, Inc. (a)                                      495            17,216
                               IRIS International, Inc. (a)                                       2,600            29,198
                               IXYS Corp. (a)                                                     2,000            22,880
                               Illumina, Inc. (a)                                                 1,900            15,352
                               Innovex, Inc. (a)                                                  3,935            13,891
                               Integrated Circuit Systems, Inc. (a)                               3,900            74,568
                               Integrated Silicon Solutions, Inc. (a)                             2,000            13,400
                               Interactive Data Corp. (a)                                         4,500            93,375

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Electronics                    Interlink Electronics, Inc. (a)                                      100     $         648
(continued)                    Intermagnetics General Corp. (a)                                   2,403            58,489
                               International Rectifier Corp. (a)                                  3,800           172,900
                               Intersil Corp. Class A                                             8,115           140,552
                               Itron, Inc. (a)                                                    2,300            68,172
                               Ixia (a)                                                           2,100            37,359
                               Keithley Instruments, Inc.                                           600             9,678
                               Kemet Corp. (a)                                                    4,800            37,200
                               Kopin Corp. (a)                                                    4,200            12,894
                               Kulicke & Soffa Industries, Inc. (a)                               5,000            31,450
                               LCC International, Inc. Class A (a)                                  100               421
                               Lam Research Corp. (a)                                             7,800           225,108
                               Laserscope (a)                                                     1,650            52,371
                               Lattice Semiconductor Corp. (a)                                    6,170            33,133
                               LeCroy Corp. (a)                                                     500             8,565
                               Leadis Technology, Inc. (a)                                          200             1,196
                               Lightpath Technologies, Inc. Class A (a)                             100               301
                               Littelfuse, Inc. (a)                                               1,770            50,710
                               M-Wave, Inc. (a)                                                     100               128
                               MEMC Electronic Materials, Inc. (a)                               10,700           143,915
                               MKS Instruments, Inc. (a)                                          3,153            50,070
                               MRV Communications, Inc. (a)                                       6,287            20,307
                               MTS Systems Corp.                                                  2,200            63,866
                               Macromedia, Inc. (a)                                               3,160           105,860
                               Mattson Technology, Inc. (a)                                       1,800            14,292
                               Maxwell Technologies, Inc. (a)                                       400             3,668
                               Mercury Computer Systems, Inc. (a)                                 1,400            38,612
                               Mestek, Inc. (a)                                                     500            11,275
                               Methode Electronics, Inc.                                          2,100            25,431
                               Microsemi Corp. (a)                                                3,600            58,644
                               Mobility Electronics, Inc. (a)                                     1,700            11,883
                               Monolithic System Technology, Inc. (a)                             2,155            12,607
                               Mykrolis Corp. (a)                                                 2,400            34,320
                               NU Horizons Electronics Corp. (a)                                    800             5,720
                               Nanogen, Inc. (a)                                                  1,825             6,351
                               Nanometrics, Inc. (a)                                              2,000            23,540
                               Nanophase Technologies Corp. (a)(g)                                3,000            17,190
                               Neomagic Corp. (a)                                                 1,600               736
                               Neoware Systems, Inc. (a)                                          1,000            10,430
                               Netgear, Inc. (a)                                                  3,100            46,779
                               Netopia, Inc. (a)                                                  3,400            10,880
                               Newport Corp. (a)                                                  2,200            31,878
                               Novoste Corp. (a)                                                  1,000               850
                               ON Semiconductor Corp. (a)                                        15,350            60,633
                               OSI Systems, Inc. (a)                                                700            12,257
                               Omnivision Technologies, Inc. (a)(g)                               4,400            66,660
                               Oplink Communications, Inc. (a)                                    7,700            12,089
                               Optical Communication Products, Inc. (a)                             400               696
                               P-Com, Inc. (a)                                                        4                 0
                               PDF Solutions, Inc. (a)                                              200             2,800
                               PLX Technology, Inc. (a)                                           1,500            15,750
                               Park Electrochemical Corp.                                         1,150            23,299
                               Parkervision, Inc. (a)(g)                                            800             6,272
                               Parlex Corp. (a)                                                   1,100             6,985
                               Paxson Communications Corp. (a)                                    3,700             2,553
                               Pemstar, Inc. (a)                                                  2,700             3,186
                               Pericom Semiconductor Corp. (a)                                    1,500            12,855
                               Photon Dynamics, Inc. (a)                                          1,600            30,496
                               Pinnacle Systems, Inc. (a)                                         3,200            17,888
                               Pixelworks, Inc. (a)                                               2,700            22,005

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Electronics                    Planar Systems, Inc. (a)                                             900     $       8,118
(continued)                    Plantronics, Inc.                                                  2,600            99,008
                               Plexus Corp. (a)                                                   2,300            26,473
                               Powell Industries, Inc. (a)                                          600            11,112
                               Power Integrations, Inc. (a)                                       1,800            37,602
                               Power-One, Inc. (a)                                                  200               972
                               Powerwave Technologies, Inc. (a)                                   4,400            34,056
                               Preformed Line Products Co.                                          900            26,991
                               Proxim Corp. Class A (a)                                           2,262             1,855
                               Quantum Corp. (a)                                                  6,100            17,751
                               QuickLogic Corp. (a)                                                 200               684
                               RF Micro Devices, Inc. (a)                                        10,835            56,559
                               Radisys Corp. (a)                                                    900            12,744
                               Rambus, Inc. (a)                                                   6,400            96,448
                               Raven Industries, Inc.                                               600            12,252
                               Rayovac Corp. (a)                                                  1,600            66,560
                               Remec, Inc. (a)                                                    4,800            25,344
                               Rex Stores Corp. (a)                                                 700             9,870
                               Richardson Electronics Ltd.                                          800             8,216
                               Robotic Vision Systems, Inc. (a)                                     100                 5
                               Rofin-Sinar Technologies, Inc. (a)                                   900            28,926
                               Rudolph Technologies, Inc. (a)                                     1,000            15,060
                               SAFLINK Corp. (a)                                                  5,900            12,921
                               SBS Technologies, Inc. (a)                                         2,300            25,645
                               SCM Microsystems, Inc. (a)                                           800             2,616
                               Sagemark Cos. Ltd. (a)                                             1,200             4,020
                               ScanSoft, Inc. (a)                                                 6,318            23,503
                               Seagate Technology (a)                                            26,700           521,985
                               Semitool, Inc. (a)                                                 1,100            11,220
                               Semtech Corp. (a)                                                  5,300            94,711
                               Sigmatel, Inc. (a)                                                 1,300            48,659
                               Sigmatron International, Inc. (a)                                  1,200            14,028
                               Silicon Image, Inc. (a)                                            4,400            44,264
                               Silicon Laboratories, Inc. (a)                                     3,100            92,101
                               Silicon Storage Technology, Inc. (a)                               5,800            21,576
                               Siliconix, Inc. (a)                                                1,800            63,504
                               SimpleTech, Inc. (a)                                                 600             2,364
                               Sipex Corp. (a)                                                    1,900             4,408
                               Sirenza Microdevices, Inc. (a)                                     3,300            10,461
                               Sirf Technology Holdings, Inc. (a)                                 1,700            18,972
                               Skyworks Solutions, Inc. (a)                                       8,900            56,515
                               SmartDisk Corp. (a)                                                  100                43
                               Somera Communications, Inc. (a)                                    2,500             3,975
                               Spectralink Corp.                                                  1,200            16,944
                               Standard Microsystems Corp. (a)                                    1,400            24,304
                               Stratex Networks, Inc. (a)                                         5,400             9,936
                               Suntron Corp. (a)                                                    200               430
                               Superconductor Technologies (a)                                    4,320             2,938
                               Supertex, Inc. (a)                                                   100             1,831
                               Symmetricom, Inc. (a)                                              2,076            23,023
                               Synaptics, Inc. (a)                                                2,300            53,360
                               TTM Technologies, Inc. (a)                                         1,900            19,874
                               Taser International, Inc. (a)(g)                                   3,230            38,760
                               Technitrol, Inc.                                                   1,900            28,348
                               Tegal Corp. (a)                                                   10,100            14,443
                               Tekelec (a)                                                        3,700            58,978
                               Terayon Corp. (a)                                                  4,400            13,552
                               Tessera Technologies, Inc. (a)                                     1,500            64,845
                               Therma-Wave, Inc. (a)                                              5,500            10,615
                               Three-Five Systems, Inc. (a)                                       1,300             1,339

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Electronics                    Tollgrade Communications, Inc. (a)                                   800     $       5,520
(concluded)                    Transmeta Corp. (a)                                               10,000             9,300
                               Transwitch Corp. (a)                                               3,600             4,932
                               Tripath Technology, Inc. (a)                                       1,700             1,513
                               Triquint Semiconductor, Inc. (a)                                   6,845            23,136
                               Triton Network Systems, Inc. (a)                                     100                 3
                               Tvia, Inc. (a)                                                       200               280
                               Tweeter Home Entertainment Group, Inc. (a)                         1,500             8,355
                               Ultralife Batteries, Inc. (a)                                      1,500            25,680
                               Ultratech, Inc. (a)                                                2,400            35,040
                               United Industrial Corp.                                            1,800            53,316
                               Unitil Corp.                                                         600            15,330
                               Valence Technology, Inc. (a)                                       1,800             5,472
                               Varian, Inc. (a)                                                   2,050            77,675
                               Varian Semiconductor Equipment Associates, Inc. (a)                2,200            83,622
                               Vialta, Inc. (a)                                                     105                35
                               Viasat, Inc. (a)                                                   1,400            26,166
                               Vicor Corp.                                                        1,800            18,792
                               Virage Logic Corp. (a)                                             1,300            14,248
                               Vishay Intertechnology, Inc. (a)                                   9,326           115,922
                               Vitesse Semiconductor Corp. (a)                                   12,600            33,768
                               Vyyo, Inc. (a)                                                        66               490
                               WJ Communications (a)                                              3,600             8,568
                               Western Digital Corp. (a)                                         13,000           165,750
                               Western Wireless Corp. Class A (a)                                 5,900           223,964
                               YDI Wireless, Inc. (a)                                                75               218
                               Zebra Technologies Corp. Class A (a)                               4,117           195,516
                               Zhone Technologies, Inc. (a)                                       4,352            10,967
                               Zoran Corp. (a)                                                    3,361            34,786
                                                                                                            -------------
                                                                                                               11,235,008
-------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 2.9%  APCO Argentina, Inc.                                               1,000            37,980
                               Alliance Resource Partners LP                                      1,500            96,420
                               Altair Nanotechnologies, Inc. (a)                                  8,900            31,328
                               Arch Coal, Inc.                                                    3,700           159,137
                               Atwood Oceanics, Inc. (a)                                          1,400            93,156
                               Barnwell Industries, Inc.                                            200            10,610
                               Berry Petroleum Co. Class A                                          500            25,725
                               Brigham Exploration Co. (a)                                        2,400            22,152
                               Buckeye Partners LP                                                1,200            54,768
                               CARBO Ceramics, Inc.                                                 900            63,135
                               Cabot Oil & Gas Corp. Class A                                      2,480           136,772
                               Canyon Resources Corp. (a)                                         5,600             4,032
                               Cimarex Energy Co. (a)                                             2,481            96,759
                               Compass Minerals International, Inc.                               1,700            43,265
                               Cooper Cameron Corp. (a)                                           1,600            91,536
                               Crosstex Energy, Inc.                                                100             4,377
                               Dawson Geophysical Co. (a)                                         1,500            36,300
                               Denbury Resources, Inc. (a)                                        3,200           112,736
                               Dril-Quip, Inc. (a)                                                  700            21,518
                               ENSCO International, Inc.                                          8,120           305,799
                               Emex Corp. (a)                                                     4,203                 0
                               Enterprise Products Partners LP                                   18,005           462,728
                               The Exploration Co. of Delaware, Inc. (a)                          1,000             5,720
                               FMC Technologies, Inc. (a)                                         3,200           106,176
                               Forest Oil Corp. (a)                                               2,600           105,300
                               Friede Goldman Halter, Inc. (a)                                      500                 0
                               Grant Prideco, Inc. (a)                                            5,800           140,128
                               Grey Wolf, Inc. (a)                                               10,800            71,064
                               Hanover Compressor Co. (a)                                         2,849            34,387
                               Headwaters, Inc. (a)                                               2,700            88,614

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials         Helmerich & Payne, Inc.                                            2,700     $     107,163
(concluded)                    Horizon Offshore, Inc. (a)                                         4,800             1,920
                               Hydril (a)                                                         1,800           105,138
                               Inergy LP                                                          1,900            61,503
                               Joy Global, Inc.                                                   4,500           157,770
                               Kestrel Energy, Inc. (a)                                             900             1,080
                               Key Energy Services, Inc. (a)                                      7,800            89,466
                               Kirby Corp. (a)                                                    1,500            63,045
                               Lufkin Industries, Inc.                                              300            14,487
                               MAXXAM, Inc. (a)                                                     600            17,280
                               Massey Energy Co.                                                  4,700           188,188
                               McDermott International, Inc. (a)                                  5,700           107,901
                               Mission Resources Corp. (a)                                        4,800            33,984
                               NL Industries (a)                                                  3,000            69,300
                               Natural Resource Partners LP                                         200            10,694
                               Newpark Resources (a)                                              5,000            29,450
                               Noble Energy, Inc.                                                 3,400           231,268
                               Offshore Logistics, Inc. (a)                                       2,200            73,304
                               Oil States International, Inc. (a)                                 1,400            28,770
                               Parallel Petroleum Corp. (a)                                       5,900            43,365
                               Parker Drilling Co. (a)                                            9,600            55,200
                               Peabody Energy Corp.                                               6,590           305,512
                               Penn Virginia Corp.                                                  800            36,720
                               Petroleum Development Corp. (a)                                    1,780            67,088
                               Plains All American Pipeline LP                                    2,800           108,500
                               Prolong International Corp. (a)                                    5,700               969
                               Quantum Fuel Systems Technologies Worldwide, Inc. (a)              3,512            16,262
                               RGC Resources, Inc.                                                  100             2,610
                               Range Resources Corp.                                              5,000           116,800
                               Reliant Energy, Inc. (a)                                          17,800           202,564
                               SEACOR Holdings, Inc. (a)                                          1,100            70,125
                               Smith International, Inc.                                          4,500           282,285
                               Solexa, Inc. (a)                                                       7                61
                               Southwestern Energy Co. (a)                                        2,100           119,196
                               Swift Energy Co. (a)                                               1,900            54,036
                               TC Pipelines LP                                                    1,100            39,435
                               Tidewater, Inc.                                                    2,955           114,831
                               USEC, Inc.                                                         4,200            68,376
                               Unit Corp. (a)                                                     2,400           108,408
                               W-H Energy Services, Inc. (a)                                      2,900            69,397
                               Weatherford International Ltd. (a)                                 7,100           411,374
                               Western Gas Resources, Inc.                                        3,800           130,910
                               Westmoreland Coal Co. (a)                                            500            12,575
                               World Fuel Services Corp.                                          1,200            37,800
                               Xanser Corp. (a)                                                   1,300             4,160
                                                                                                            -------------
                                                                                                                6,331,892
-------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 2.8%      AGL Resources, Inc.                                                4,000           139,720
                               ATG, Inc. (a)                                                      1,100                 0
                               Active Power, Inc. (a)(g)                                          3,500            11,340
                               Allete, Inc.                                                       1,000            41,850
                               Alliant Energy Corp.                                               6,200           166,036
                               American States Water Co.                                            950            24,035
                               Aqua America, Inc.                                                 4,613           112,326
                               Aquila, Inc. (a)                                                   7,810            29,912
                               Artesian Resources Corp. Class A                                     150             3,909
                               Atmos Energy Corp.                                                 4,100           110,700
                               Avista Corp.                                                       2,900            50,750
                               BIW Ltd.                                                             200             4,090
                               Beacon Power Corp. (a)                                             7,730             7,962
                               Black Hills Corp.                                                  1,800            59,526

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Energy & Utilities             CH Energy Group, Inc.                                                900     $      41,130
(concluded)                    California Water Service Group                                       900            30,033
                               Cascade Natural Gas Corp.                                            800            15,968
                               Catalytica Energy Systems (a)                                      2,766             5,670
                               Central Vermont Public Service Corp.                               1,700            38,216
                               Chesapeake Utilities Corp.                                         1,400            37,240
                               Cleco Corp.                                                        2,800            59,640
                               Connecticut Water Service, Inc.                                      400             9,976
                               DPL, Inc.                                                          8,435           210,875
                               Delta Natural Gas Co., Inc.                                          100             2,576
                               Duquesne Light Holdings, Inc.                                      4,100            73,472
                               El Paso Electric Co. (a)                                           3,900            74,100
                               The Empire District Electric Co.                                   2,700            62,802
                               Energen Corp.                                                      2,400           159,840
                               Energy East Corp.                                                  7,800           204,516
                               Energy West, Inc. (a)                                                200             1,472
                               EnergySouth, Inc.                                                    450            12,886
                               Equitable Resources, Inc.                                          3,790           217,698
                               Florida Public Utilities Co.                                         133             2,500
                               Great Plains Energy, Inc.                                          5,100           155,958
                               Green Mountain Power Corp.                                         1,000            29,300
                               Hawaiian Electric Industries                                       4,720           120,454
                               Idacorp, Inc.                                                      2,100            59,577
                               The Laclede Group, Inc.                                            2,000            58,400
                               MDU Resources Group, Inc.                                          5,750           158,815
                               MGE Energy, Inc.                                                     300             9,945
                               Middlesex Water Co.                                                  466             8,458
                               NRG Energy, Inc. (a)                                               5,430           185,434
                               NSTAR                                                              2,800           152,040
                               National Fuel Gas Co.                                              4,650           132,943
                               New Jersey Resources Corp.                                         2,140            93,154
                               Northeast Utilities                                                8,200           158,014
                               Northwest Natural Gas Co.                                          1,600            57,872
                               OGE Energy Corp.                                                   5,000           134,750
                               Oneok, Inc.                                                        5,790           178,448
                               Otter Tail Corp.                                                   1,200            30,048
                               PNM Resources, Inc.                                                3,400            90,712
                               Pennichuck Corp.                                                     133             3,407
                               Pepco Holdings, Inc.                                              10,273           215,630
                               Piedmont Natural Gas Co.                                           4,100            94,464
                               Puget Energy, Inc.                                                 5,500           121,220
                               Questar Corp.                                                      4,500           266,625
                               SCANA Corp.                                                        6,300           240,786
                               SEMCO Energy, Inc.                                                 5,800            33,350
                               SJW Corp.                                                            300            10,539
                               Sierra Pacific Resources (a)                                       6,600            70,950
                               South Jersey Industries, Inc.                                        800            45,120
                               Southern Union Co. (a)                                             4,542           114,050
                               Southwest Gas Corp.                                                1,800            43,488
                               Southwest Water Co.                                                1,497            15,614
                               Streicher Mobile Fueling, Inc. (a)                                   600             1,332
                               UGI Corp.                                                          3,280           148,978
                               UIL Holdings Corp.                                                 1,400            70,910
                               Unisource Energy Corp.                                             2,600            80,522
                               Vectren Corp.                                                      3,400            90,576
                               Veritas DGC, Inc. (a)                                              2,940            88,082
                               WGL Holdings, Inc.                                                 2,300            71,208
                               WPS Resources Corp.                                                1,700            89,964
                               Westar Energy, Inc.                                                5,225           113,069
                               Wisconsin Energy Corp.                                             7,380           261,990
                                                                                                            -------------
                                                                                                                6,128,962
-------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                 Frontline Capital Group (a)                                          300                 0
                               PHH Corp. (a)                                                      2,000            43,740
                                                                                                            -------------
                                                                                                                   43,740
-------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 3.4%      7-Eleven, Inc. (a)                                                 6,900     $     165,738
                               Alico, Inc.                                                          400            21,080
                               American Italian Pasta Co. Class A                                 1,200            32,880
                               The Andersons, Inc.                                                  300             9,300
                               Atlantic Premium Brands Ltd. (a)                                     600               690
                               Bridgford Foods Corp.                                                500             4,495
                               Bunge Ltd.                                                         6,600           355,608
                               Cagle's, Inc. Class A (a)                                            200             1,840
                               Chiquita Brands International, Inc.                                1,802            48,257
                               Coca-Cola Bottling Co. Consolidated                                  400            20,924
                               Corn Products International, Inc.                                  4,400           114,356
                               Cuisine Solutions, Inc. (a)                                        1,200             5,760
                               Dairy Mart Convenience Stores (a)                                    500                 0
                               Darling International, Inc. (a)                                      600             2,394
                               Dean Foods Co. (a)                                                 8,561           293,642
                               Del Monte Foods Co. (a)                                           13,100           142,135
                               Delta & Pine Land Co.                                              2,300            62,100
                               Eden Bioscience Corp. (a)                                          2,700             1,755
                               Embrex, Inc. (a)                                                     400             4,688
                               Farmer Bros Co.                                                      200             4,790
                               Fisher Communications, Inc. (a)                                      100             5,171
                               Flowers Foods, Inc.                                                2,675            75,462
                               Fresh Brands, Inc. (a)                                               900             6,570
                               Fresh Del Monte Produce, Inc.                                      4,500           137,340
                               Gehl Co. (a)                                                       1,100            29,381
                               Glacier Water Services, Inc. (a)                                     200             5,060
                               Golden Enterprises, Inc.                                             600             2,190
                               Green Mountain Coffee Roasters, Inc. (a)                             400             9,600
                               Griffin Land & Nurseries, Inc. (a)                                 1,000            26,000
                               Hain Celestial Group, Inc. (a)                                     2,200            41,008
                               Harris & Harris Group, Inc. (a)                                    2,000            24,080
                               Hines Horticulture, Inc. (a)                                       4,100            17,179
                               Hormel Foods Corp.                                                 7,890           245,458
                               Imperial Sugar Co. New Shares                                         12               167
                               Ingles Markets, Inc. Class A                                       1,800            23,976
                               Ionatron, Inc. (a)(g)                                              2,165            17,991
                               J&J Snack Foods Corp.                                                500            23,415
                               The J.M. Smucker Co.                                               3,319           166,946
                               John B. Sanfilippo & Son, Inc. (a)                                   600            14,748
                               Kraft Foods, Inc.                                                101,680         3,360,524
                               Lance, Inc.                                                        1,700            27,319
                               Lifeway Foods, Inc. (a)                                              900             7,651
                               MGP Ingredients, Inc.                                              1,600            13,344
                               Marsh Supermarkets, Inc. Class B                                     700             8,610
                               Maui Land & Pineapple Co., Inc. (a)                                  400            17,160
                               Monterey Gourmet Foods, Inc. (a)                                     700             2,240
                               Nash Finch Co.                                                     1,520            57,745
                               Neogen Corp. (a)                                                     875            12,933
                               NitroMed, Inc. (a)                                                 2,100            36,351
                               The Pantry, Inc. (a)                                               1,300            40,261
                               Peet's Coffee & Tea, Inc. (a)                                        700            17,255
                               PepsiAmericas, Inc.                                                8,227           186,424
                               Performance Food Group Co. (a)                                     3,800           105,184
                               Pilgrim's Pride Corp.                                              4,100           146,452
                               Provena Foods, Inc. (a)                                            1,200               900
                               Ralcorp Holdings, Inc.                                             1,732            82,010

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Food & Agriculture             Rocky Mountain Chocolate Factory, Inc.                               693     $      17,096
(concluded)                    Sanderson Farms, Inc.                                              1,150            49,692
                               The Scotts Miracle-Gro Co. (a)                                     1,900           133,437
                               Seneca Foods Corp. (a)                                               200             3,350
                               Smart & Final, Inc. (a)                                            1,700            20,672
                               Smithfield Foods, Inc. (a)                                         7,100           224,005
                               Spartan Stores, Inc. (a)                                             800             8,512
                               Spectrum Organic Products, Inc. (a)                                2,200             1,056
                               Standard Commercial Corp.                                            700            13,020
                               Tasty Baking Co.                                                     400             3,356
                               Tejon Ranch Co. (a)                                                  200             8,920
                               Terra Industries, Inc. (a)(g)                                      4,600            35,696
                               Tootsie Roll Industries, Inc.                                      3,089            92,669
                               Tyson Foods, Inc. Class A                                         20,158           336,235
                               United Natural Foods, Inc. (a)                                     3,200            91,616
                               Wild Oats Markets, Inc. (a)                                        3,500            37,205
                               Willamette Valley Vineyards (a)                                      800             2,464
                               Zanett, Inc. (a)                                                     500             1,725
                               Zapata Corp. (a)                                                     100             7,295
                                                                                                            -------------
                                                                                                                7,374,558
-------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                    Glamis Gold Ltd. (a)                                               5,900            92,099
                               Hanover Gold Co., Inc. (a)                                        13,100               720
                               MK Resources Co. (a)                                               2,000             3,000
                               Meridian Gold, Inc. (a)                                            5,580            93,967
                               Royal Gold, Inc.                                                   2,835            51,966
                               U.S. Gold Corp. (a)                                               12,700             4,509
                                                                                                            -------------
                                                                                                                  246,261
-------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%               21st Century Insurance Group                                       5,300            73,935
                               Alfa Corp.                                                         3,500            50,575
                               Alleghany Corp. (a)                                                  533           147,486
                               Allmerica Financial Corp. (a)                                      3,800           136,610
                               AmerUs Group Co.                                                   2,800           132,300
                               American Equity Investment Life Holding Co.                        1,100            14,069
                               American Financial Group, Inc.                                     4,300           132,440
                               American National Insurance                                        1,700           180,030
                               Arch Capital Group Ltd. (a)                                          705            28,228
                               Argonaut Group, Inc. (a)                                           1,700            36,074
                               Arthur J. Gallagher & Co.                                          4,800           138,240
                               Assurant, Inc.                                                     7,805           263,028
                               Atlantic American Corp. (a)                                          700             2,121
                               Baldwin & Lyons, Inc. Class B                                        850            22,049
                               Bristol West Holdings, Inc.                                        3,280            50,840
                               Brown & Brown, Inc.                                                3,400           156,706
                               CNA Financial Corp. (a)                                           15,629           438,550
                               CNA Surety Corp. (a)                                                 800            10,880
                               Clark, Inc.                                                        1,100            17,028
                               Commerce Group, Inc.                                               1,900           117,762
                               Conseco, Inc. (a)                                                  8,100           165,402
                               Crawford & Co. Class B                                             3,000            21,450
                               Delphi Financial Group Class A                                     1,900            81,700
                               Donegal Group, Inc. Class B                                        2,088            34,243
                               EMC Insurance Group, Inc.                                            500             9,530
                               Erie Indemnity Co. Class A                                         3,600           187,632
                               FBL Financial Group, Inc. Class A                                    800            22,400
                               FMS Financial Corp.                                                  400             7,888
                               FPIC Insurance Group, Inc. (a)                                       600            19,290
                               Fidelity National Financial, Inc.                                  9,342           307,725
                               First American Corp.                                               4,435           146,089
                               First United Corp.                                                   400             8,060
                               Fremont General Corp.                                              4,800           105,552

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Insurance                      Genworth Financial, Inc. Class A                                  25,600     $     704,512
(concluded)                    Great American Financial Resources, Inc.                           2,910            49,295
                               HCC Insurance Holdings, Inc.                                       3,700           133,792
                               Harleysville Group, Inc.                                           1,800            35,748
                               Hilb Rogal & Hobbs Co.                                             1,900            68,020
                               Horace Mann Educators Corp.                                        2,400            42,576
                               Independence Holding Co.                                             720            12,982
                               Infinity Property & Casualty Corp.                                 2,100            65,646
                               Kansas City Life Insurance Company                                   400            19,368
                               LandAmerica Financial Group, Inc.                                  1,200            60,036
                               Liberty Corp.                                                      1,200            48,660
                               Markel Corp. (a)                                                     600           207,126
                               Meadowbrook Insurance Group, Inc. (a)                                400             2,100
                               Merchants Group, Inc.                                                100             2,430
                               Mercury General Corp.                                              3,000           165,780
                               NYMAGIC, Inc.                                                        600            14,220
                               National Medical Health Card Systems, Inc. (a)                     1,000            23,120
                               Nationwide Financial Services Class A                              3,500           125,650
                               Navigators Group, Inc. (a)                                           800            26,516
                               Odyssey Re Holdings Corp.                                          4,000           100,160
                               Ohio Casualty Corp. (a)                                            4,600           105,708
                               Old Republic International Corp.                                  10,650           248,038
                               PMA Capital Corp. Class A (a)                                      4,195            33,560
                               The PMI Group, Inc.                                                3,400           129,234
                               Penn Treaty American Corp. (a)                                     1,000             2,240
                               Philadelphia Consolidated Holding Co. (a)                          1,300           100,789
                               The Phoenix Cos., Inc.                                             5,600            71,568
                               Pico Holdings, Inc. (a)                                              700            18,137
                               Presidential Life Corp.                                            1,800            29,304
                               ProAssurance Corp. (a)                                             2,300            90,850
                               Protective Life Corp.                                              3,700           145,410
                               RLI Corp.                                                            900            37,305
                               RTW, Inc. (a)                                                        200             2,100
                               Radian Group, Inc.                                                 5,044           240,801
                               Reinsurance Group of America                                       3,300           140,514
                               SCPIE Holdings, Inc. (a)                                             400             4,412
                               Selective Insurance Group                                          2,300           106,329
                               Stancorp Financial Group, Inc.                                     1,600           135,648
                               State Auto Financial Corp.                                         1,625            43,258
                               Sterling Financial Corp.                                           1,250            32,525
                               Stewart Information Services Corp.                                   900            33,768
                               Transatlantic Holdings, Inc.                                       4,031           266,933
                               Triad Guaranty, Inc. (a)                                             900            47,349
                               UICI                                                               3,800            92,150
                               USI Holdings Corp. (a)                                             1,200            14,136
                               Unico American Corp. (a)                                             300             3,000
                               United America Indemnity, Ltd. (a)                                   581            10,946
                               United Fire & Casualty Co.                                         1,200            40,596
                               Unitrin, Inc.                                                      3,800           172,520
                               Universal American Financial Corp. (a)                             3,300            57,090
                               Vesta Insurance Group, Inc.                                        1,900             6,745
                               WR Berkley Corp.                                                   5,085           252,216
                               WellChoice, Inc. (a)                                               4,500           239,895
                               White Mountains Insurance Group Inc.                                 600           365,100
                               Zenith National Insurance Corp.                                    1,700            88,162
                                                                                                            -------------
                                                                                                                8,581,985
-------------------------------------------------------------------------------------------------------------------------
International Oil - 0.2%       ATP Oil & Gas Corp. (a)                                            3,700            80,068
                               GlobalSantaFe Corp.                                               11,289           418,144
                                                                                                            -------------
                                                                                                                  498,212
-------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Liquor - 0.2%                  Boston Beer Co., Inc. Class A (a)                                    600     $      13,140
                               Central European Distribution Corp. (a)                            1,875            62,419
                               Constellation Brands, Inc. Class A (a)                             5,440           287,613
                               Genesee Corp. Class B                                              1,000             2,000
                               National Beverage Corp. (a)                                        2,300            18,745
                               Pyramid Breweries, Inc.                                              100               190
                                                                                                            -------------
                                                                                                                  384,107
-------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                   Acme Communications, Inc. (a)                                      1,000             5,270
                               Advanced Marketing Services (a)                                    1,100             6,600
                               America's Car Mart, Inc. (a)                                         500            17,530
                               Banta Corp.                                                        1,400            59,920
                               Beasley Broadcasting Group, Inc. Class A (a)                         400             7,112
                               Belo Corp. Class A                                                 6,580           158,841
                               Blockbuster, Inc. Class A                                          2,700            23,841
                               CNET Networks, Inc. (a)                                            8,600            81,184
                               CTN Media Group, Inc. (a)                                             50                 0
                               Cablevision Systems Corp. Class A (a)                             14,700           412,335
                               Cadmus Communications Corp.                                          600             8,471
                               Carmike Cinemas, Inc.                                              1,400            52,192
                               Charter Communications, Inc. Class A (a)(g)                       17,600            28,160
                               Citadel Broadcasting Corp. (a)                                     6,500            89,245
                               Consolidated Graphics, Inc. (a)                                      500            26,300
                               Cross Media Marketing Corp. (a)                                       29                 0
                               Crown Media Holdings, Inc. Class A (a)                             6,400            57,664
                               Cumulus Media, Inc. Class A (a)                                    3,365            47,951
                               The DIRECTV Group, Inc. (a)                                       85,245         1,229,233
                               Daily Journal Corp. (a)                                              100             4,381
                               Dex Media, Inc.                                                    5,700           117,705
                               EW Scripps Co. Class A                                            10,240           499,200
                               EchoStar Communications Corp. Class A                             14,865           434,801
                               Emmis Communications Corp. Class A (a)                             4,300            82,646
                               Entercom Communications Corp. (a)                                  2,700            95,904
                               Entravision Communications Corp. Class A (a)                       3,000            26,610
                               Gartner, Inc. Class A (a)                                          4,980            47,659
                               Gaylord Entertainment Co. (a)                                      2,220            89,688
                               Gray Television, Inc.                                              1,000            14,470
                               Hollinger International, Inc. Class A                              4,580            49,922
                               iBEAM Broadcasting Corp. (a)                                          80                 0
                               Insight Communications Company, Inc. Class A (a)                   5,400            63,990
                               Intraware, Inc. (a)                                                  200               126
                               John Wiley & Sons, Inc. Class A                                    3,900           137,475
                               Journal Communications, Inc. Class A                               5,500            91,025
                               Journal Register Co. (a)                                           1,300            21,710
                               Lee Enterprises, Inc.                                              2,600           112,840
                               Liberty Media International, Inc. Class A (a)                     10,825           473,486
                               Lifeline Systems, Inc. (a)                                           400            12,128
                               Lin TV Corp. Class A (a)                                           2,700            45,711
                               Lynch Interactive Corp. (a)                                          100             2,400
                               Martha Stewart Living Omnimedia Class A (a)(g)                     2,800            63,252
                               McClatchy Co. Class A                                              2,900           215,064
                               Media General, Inc. Class A                                        1,300            80,405
                               Mediacom Communications Corp. Class A (a)                          4,600            30,084
                               Metro-Goldwyn-Mayer, Inc.                                         14,654           175,115
                               Navarre Corp. (a)                                                  2,500            19,875
                               Network Equipment Technologies, Inc. (a)                           1,400             7,882
                               Nexstar Broadcasting Group, Inc. Class A (a)                       2,500            17,625
                               Palatin Technologies, Inc. (a)                                       100               234
                               Penton Media, Inc. (a)                                             1,700               281
                               Playboy Enterprises, Inc. Class B (a)                                800            10,320
                               Primedia, Inc. (a)                                                15,834            68,878
                               Pulitzer, Inc.                                                       600            38,238

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Media                          Radio One, Inc. Class A (a)                                        5,000     $      73,400
(concluded)                    Raindance Communications, Inc. (a)                                 3,300             8,286
                               The Reader's Digest Association, Inc. Class A                      5,200            90,012
                               Regal Entertainment Group Class A                                  4,600            96,738
                               Regent Communications, Inc. (a)                                    1,900            10,165
                               Rewards Network, Inc. (a)                                          1,500             6,240
                               Saga Communications, Inc. Class A (a)                                425             6,843
                               Salem Communications Corp. Class A (a)                             1,000            20,600
                               Scholastic Corp. (a)                                               2,610            96,283
                               Sinclair Broadcast Group, Inc. Class A                             5,200            41,756
                               Source Interlink Cos., Inc. (a)                                    3,030            34,088
                               Spanish Broadcasting System Class A (a)                            4,000            41,040
                               The Sportsman's Guide, Inc. (a)                                    1,300            33,982
                               Thomas Nelson, Inc.                                                  800            18,920
                               Tivo, Inc. (a)(g)                                                  6,865            35,492
                               USTMAN Technologies, Inc. (a)                                     22,800               274
                               United Capital Corp. (a)                                           1,800            43,992
                               Univercell Holdings, Inc. (a)                                      9,900               228
                               Valassis Communications, Inc. (a)                                  2,600            90,896
                               Valuevision Media, Inc. Class A (a)                                2,200            27,214
                               Washington Post Class B                                              525           469,350
                               Westwood One, Inc. (a)                                             6,200           126,170
                               XM Satellite Radio Holdings, Inc. Class A (a)(g)                  11,875           374,063
                               Young Broadcasting, Inc. Class A (a)                               2,400            20,736
                                                                                                            -------------
                                                                                                                7,229,747
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%           Coinstar, Inc. (a)                                                 2,300            48,760
                               Crane Co.                                                          2,900            83,491
                               Deluxe Corp.                                                       2,700           107,622
                               Gerber Scientific, Inc. (a)                                        1,400            10,192
                                                                                                            -------------
                                                                                                                  250,065
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 8.6%   1st Source Corp.                                                   1,000            21,330
                               ACE Cash Express, Inc. (a)                                         1,240            28,210
                               AG Edwards, Inc.                                                   4,950           221,760
                               ASB Financial Corp.                                                  300             6,600
                               Accredited Home Lenders Holding Co. (a)                            1,700            61,591
                               Advanta Corp.                                                      1,700            35,360
                               Affiliated Managers Group (a)                                      1,700           105,451
                               Agree Realty Corp.                                                 1,400            37,772
                               Alliance Capital Management Holding LP                             5,500           259,325
                               Amcore Financial, Inc.                                             1,500            42,375
                               Ameralia, Inc. (a)                                                   900               513
                               AmeriCredit Corp. (a)                                              8,150           191,036
                               American Financial Realty Trust                                    8,300           121,429
                               American Home Mortgage Investment Corp.                            2,344            67,132
                               Ameritrade Holding Corp. (a)                                      26,780           273,424
                               Ampal American Israel Class A (a)                                    100               423
                               Anchor Bancorp Wisconsin, Inc.                                     1,600            44,976
                               Apollo Investment Corp.                                            2,900            48,662
                               Ashford Hospitality Trust, Inc.                                    1,200            12,240
                               Astoria Financial Corp.                                            6,750           170,775
                               Atlantic Realty Trust Inc.                                           300             5,553
                               Atlantis Plastics, Inc.                                              400             9,500
                               BNP Residential Properties, Inc.                                     300             4,800
                               BOK Financial Corp. (a)                                            3,101           126,149
                               BP Prudhoe Bay Royalty Trust                                       2,100           146,580
                               Bank of the Ozarks, Inc.                                             700            22,225
                               Bankunited Financial Corp. Class A                                 2,735            73,462
                               Banner Corp.                                                         600            16,182
                               Berkshire Hathaway, Inc. Class A (a)                                  75         6,525,000
                               Berkshire Hathaway, Inc. Class B (a)                                 476         1,359,456

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance          Berkshire Hills Bancorp, Inc.                                        300     $      10,125
(continued)                    Blackrock, Inc.                                                    1,100            82,423
                               CVB Financial Corp.                                                3,037            55,091
                               Camco Financial Corp.                                                500             7,015
                               Capital Corp. of the West                                            300            13,944
                               CapitalSource, Inc. (a)                                            6,100           140,300
                               Cascade Financial Corp.                                              412             7,210
                               Cash America International, Inc.                                   1,700            37,281
                               Cathay General Bancorp                                             3,022            95,193
                               Cedar Shopping Centers, Inc.                                       1,100            15,664
                               Central Pacific Financial Corp.                                    2,476            83,317
                               Cenveo, Inc. (a)                                                   3,000            16,920
                               Ceres Group, Inc. (a)                                              1,700             9,231
                               Charter Financial Corp.                                              500            16,685
                               CharterMac                                                         2,900            62,350
                               Chicago Mercantile Exchange Holdings, Inc.                         2,060           399,702
                               Citizens, Inc. (a)(g)                                              1,112             6,394
                               Coastal Financial Corp.                                              629             9,451
                               Commercial Capital Bancorp, Inc.                                   4,122            83,883
                               Commercial Federal Corp.                                           2,500            69,125
                               Community Bank of Northern Virginia                                  600            12,084
                               CompuCredit Corp. (a)                                              1,900            50,578
                               Corrections Corp. of America (a)                                   2,000            77,200
                               Cross Timbers Royalty Trust                                        1,156            45,200
                               Danielson Holdings Corp. (a)                                         700            12,075
                               Dime Community Bancshares                                          3,700            56,240
                               Downey Financial Corp.                                             1,200            73,836
                               ESB Financial Corp.                                                  629             8,554
                               Eastern Virginia Bankshares, Inc.                                    300             6,885
                               Eaton Vance Corp.                                                  7,800           182,832
                               Encore Capital Group, Inc. (a)                                     1,300            18,915
                               ePlus, Inc. (a)                                                    2,500            29,175
                               eSpeed, Inc. Class A (a)                                           3,400            31,280
                               Ezcorp, Inc. (a)                                                   2,100            27,888
                               The FINOVA Group, Inc. (a)                                           900                81
                               Fidelity Bankshares, Inc.                                          1,350            31,023
                               Financial Federal Corp.                                            1,100            38,907
                               Financial Industries Corp. (a)                                       600             4,740
                               First Albany Cos., Inc.                                            2,400            21,984
                               First Community Bancorp, Inc.                                      1,000            44,300
                               First Defiance Financial Corp.                                       400            10,400
                               First Financial Corp.                                                800            23,640
                               First Financial Holdings, Inc.                                     1,400            38,892
                               First Indiana Corp.                                                  500            12,100
                               The First Marblehead Corp. (a)                                     3,300           189,849
                               First Place Financial Corp.                                          615            11,254
                               First Union Real Estate Equity & Mortgage Investments (a)          6,356            25,678
                               FirstFed Financial Corp. (a)                                         900            45,909
                               Flagstar Bancorp, Inc.                                             3,700            72,335
                               Flushing Financial Corp.                                             750            13,650
                               Foothill Independent Bancorp                                         400            10,084
                               Friedman Billings Ramsey Group, Inc. Class A                       8,810           139,815
                               Gabelli Asset Management, Inc. Class A                               400            17,860
                               Giant Industries, Inc. (a)                                         1,555            39,963
                               Glacier Bancorp, Inc.                                                537            16,378
                               Greater Delaware Valley Savings Bank                                 710            20,242
                               Greenhill & Co., Inc.                                                700            25,060
                               HMN Financial, Inc.                                                  900            27,900
                               Heritage Financial Corp.                                             400             9,000
                               Hugoton Royalty Trust                                              3,400           100,266

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance          Humphrey Hospitality Trust                                           300     $       1,140
(continued)                    IBERIABANK Corp.                                                     800            45,008
                               ITLA Capital Corp. (a)                                               200             9,992
                               Independence Community Bank Corp.                                  4,568           178,152
                               Independence Federal Savings Bank (a)                                242             2,226
                               Independent Bank Corp.                                             1,242            35,732
                               IndyMac Bancorp, Inc.                                              4,000           136,000
                               InnSuites Hospitality Trust                                          800             1,000
                               Instinet Group, Inc. (a)                                          16,200            95,256
                               International Bancshares Corp.                                     2,765            95,863
                               Investment Technology Group, Inc. (a)                              3,000            52,500
                               Investors Financial Services Corp.                                 4,300           210,313
                               iPayment, Inc. (a)                                                 1,400            59,080
                               Jefferies Group, Inc. New Shares                                   3,300           124,344
                               KFX, Inc. (a)(g)                                                   1,700            22,780
                               KNBT Bancorp, Inc.                                                 1,790            27,387
                               Knight Trading Group, Inc. Class A (a)                             6,900            66,516
                               La Quinta Corp. (a)                                                8,800            74,800
                               LabOne, Inc. (a)                                                   1,800            62,064
                               LaBranche & Co., Inc. (a)                                          3,300            30,690
                               Ladenburg Thalmann Financial Services, Inc. (a)                    2,682             1,824
                               Legg Mason, Inc.                                                   6,112           477,592
                               Leucadia National Corp.                                            5,839           200,570
                               Liberty Self-Stor, Inc.                                            6,000             3,420
                               Lincoln Bancorp                                                    1,000            18,000
                               Lipid Sciences, Inc. (a)                                           1,000             4,053
                               MAF Bancorp, Inc.                                                  2,780           115,481
                               MB Financial, Inc.                                                 1,450            55,535
                               MCG Capital Corp.                                                  3,795            58,386
                               Malan Realty Investors, Inc.                                         200                 0
                               Maxus Realty Trust, Inc.                                             300             4,095
                               McGrath Rentcorp                                                   1,200            28,056
                               Medallion Financial Corp.                                          4,000            36,560
                               Metris Cos., Inc. (a)                                              3,500            40,565
                               MicroFinancial, Inc.                                                 500             2,325
                               Mid Penn Bancorp, Inc.                                               105             2,630
                               The Midland Company                                                  300             9,453
                               MoneyGram International, Inc.                                      5,100            96,339
                               Monmouth Capital Corp.                                               400             2,612
                               Monmouth Real Estate Investment Corporation Class A                2,200            18,570
                               MutualFirst Financial, Inc.                                          300             6,870
                               NASB Financial, Inc.                                                 400            15,700
                               Nastech Pharmaceutical Co, Inc. (a)                                1,490            14,721
                               National Financial Partners Corp.                                  2,000            79,600
                               National Security Group, Inc.                                        120             2,490
                               National Western Life Insurance Co. Class A (a)                      200            34,188
                               Nelnet, Inc. Class A (a)                                           2,400            76,392
                               New York Community Bancorp, Inc.                                  15,464           280,826
                               North American Scientific, Inc. (a)                                  400             1,464
                               Northwest Bancorp, Inc.                                            1,800            38,538
                               Nuveen Investments, Inc. Class A                                   5,800           199,056
                               Oak Hill Financial, Inc.                                             300            10,098
                               Ocwen Financial Corp. (a)(g)                                       2,500            20,175
                               One Liberty Properties, Inc.                                         200             3,732
                               PAB Bankshares, Inc.                                                 600             8,400
                               PMC Commercial Trust                                               2,125            32,024
                               PVF Capital Corp.                                                    292             3,825
                               Pacific Capital Bancorp                                            2,710            80,704
                               Partners Trust Financial Group, Inc.                               2,308            24,466
                               Peoples Holding Co.                                                  450            13,995

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance          Piper Jaffray Cos. (a)                                               745     $      27,260
(concluded)                    Portfolio Recovery Associates, Inc. (a)                            1,800            61,254
                               Prime Group Realty Trust (a)                                       1,300             9,308
                               Provident Financial Holdings, Inc.                                   400            11,896
                               Provident Financial Services, Inc.                                   589            10,072
                               R-G Financial Corp. Class B                                        1,800            56,106
                               Raymond James Financial, Inc.                                      3,400           103,020
                               Resource America, Inc. Class A                                     1,000            35,045
                               Roberts Realty Investors, Inc.                                       300             2,370
                               SEI Investments Co.                                                6,760           244,442
                               SWS Group, Inc.                                                    1,210            19,396
                               Sanders Morris Harris Group, Inc.                                    900            16,272
                               Santander BanCorp                                                  1,903            50,106
                               Security Bank Corp.                                                  200             8,238
                               Siebert Financial Corp. (a)                                        3,300            10,296
                               Sound Federal Bancorp, Inc.                                        2,700            41,823
                               Sports Resorts International, Inc. (a)                             3,000             7,560
                               State Financial Services Corp. Class A                               400            14,780
                               Sterling Financial Corp. (a)                                       2,059            73,506
                               Student Loan Corp.                                                 1,032           215,698
                               TF Financial Corp.                                                   100             2,871
                               Tarragon Corp. (a)                                                   679            13,709
                               Transnational Financial Network, Inc. (a)                          1,500               840
                               United Community Banks, Inc.                                       1,100            26,103
                               United PanAm Financial Corp. (a)                                   1,000            20,390
                               UnitedGlobalCom, Inc. Class A (a)                                 21,132           199,909
                               Value Line, Inc.                                                     100             3,900
                               W Holding Co., Inc.                                               11,352           114,315
                               WFS Financial, Inc. (a)                                            2,560           110,464
                               WP Carey & Co. LLC                                                 1,500            45,555
                               WVS Financial Corp.                                                  200             3,370
                               Waddell & Reed Financial, Inc. Class A                             3,500            69,090
                               Washington Federal, Inc.                                           5,161           120,303
                               Wayne Savings Bancshares, Inc.                                       151             2,416
                               Webster Financial Corp.                                            3,000           136,230
                               Wellsford Real Properties, Inc. (a)                                  900            13,095
                               Wesco Financial Corp.                                                402           154,762
                               Willis Lease Finance Corp. (a)                                       200             1,650
                               Willow Grove Bancorp, Inc.                                         2,300            37,030
                               World Acceptance Corp. (a)                                         2,300            58,696
                               Wyndham International, Inc. Class A (a)                              800               640
                                                                                                            -------------
                                                                                                               18,492,606
-------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%          AO Smith Corp.                                                     1,800            51,966
                               ASV, Inc. (a)                                                        800            31,716
                               Aftermarket Technology Corp. (a)                                     305             5,032
                               American Axle & Manufacturing Holdings, Inc.                       3,300            80,850
                               Arctic Cat, Inc.                                                   1,700            46,002
                               ArvinMeritor, Inc.                                                 3,800            58,786
                               BorgWarner, Inc.                                                   3,000           146,040
                               CSK Auto Corp. (a)                                                 1,600            28,240
                               Cascade Corp.                                                      1,500            52,500
                               Coachmen Industries, Inc.                                            700             9,520
                               Collins & Aikman Corp. (a)                                         6,800             8,364
                               Donaldson Co., Inc.                                                4,900           158,172
                               Dura Automotive Systems, Inc. Class A (a)                          3,300            15,906
                               Federal-Mogul Corp. (a)                                            3,300             1,122
                               Fleetwood Enterprises, Inc. (a)                                    3,190            27,753
                               Gentex Corp.                                                       5,145           164,125
                               Group 1 Automotive, Inc. (a)                                       1,000            26,300
                               Hayes Lemmerz International, Inc. (a)                                800             4,160

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Motor Vehicles                 IMPCO Technologies, Inc. (a)                                       1,300     $       6,988
(concluded)                    Keystone Automotive Industries, Inc. (a)                             600            13,896
                               The Lamson & Sessions Co. (a)                                        200             1,990
                               Lear Corp.                                                         3,645           161,692
                               Lithia Motors, Inc. Class A                                          700            17,927
                               MarineMax, Inc. (a)                                                  800            24,944
                               Midas, Inc. (a)                                                      900            20,547
                               Modine Manufacturing Co.                                           1,900            55,727
                               Monaco Coach Corp.                                                 1,800            29,070
                               Monro Muffler, Inc. (a)                                              850            21,938
                               Myers Industries, Inc.                                             2,020            28,502
                               Noble International Ltd.                                           1,300            29,458
                               Oshkosh Truck Corp.                                                2,100           172,179
                               Polaris Industries, Inc.                                           2,700           189,621
                               Sonic Automotive, Inc.                                             1,700            38,607
                               Spartan Motors, Inc.                                               2,700            27,135
                               Standard Motor Products, Inc.                                      1,200            14,040
                               Stoneridge, Inc. (a)                                                 900            10,989
                               Superior Industries International (g)                              1,510            39,879
                               TRW Automotive Holdings Corp. (a)                                  5,000            97,150
                               Thor Industries, Inc.                                              3,685           110,218
                               Titan International, Inc.                                          2,700            38,799
                               Tower Automotive, Inc. (a)(g)                                      7,000             1,260
                               United Auto Group, Inc.                                            2,000            55,660
                               United Defense Industries, Inc.                                    2,840           208,513
                               Winnebago Industries                                               1,800            56,880
                                                                                                            -------------
                                                                                                                2,390,163
-------------------------------------------------------------------------------------------------------------------------
Non-Durables - 2.0%            Acclaim Entertainment, Inc. (a)                                    8,400                33
                               Action Performance Cos., Inc.                                      1,100            14,553
                               Activision, Inc. (a)                                              10,433           154,413
                               American Greetings Class A                                         3,800            96,824
                               Applebees International, Inc.                                      5,665           156,127
                               BJ's Restaurants, Inc. (a)                                         1,100            21,329
                               Benihana, Inc. Class A (a)                                           430             6,519
                               Blue Nile, Inc. (a)                                                  500            13,825
                               Bob Evans Farms, Inc.                                              2,000            46,900
                               Bowl America, Inc. Class A                                           210             2,963
                               Boyds Collection Ltd. (a)                                          3,700             8,584
                               Brinker International, Inc. (a)                                    4,900           177,478
                               Buca, Inc. (a)                                                     2,600            16,325
                               CBRL Group, Inc.                                                     700            28,910
                               CEC Entertainment, Inc. (a)                                        2,250            82,350
                               CKE Restaurants, Inc. (a)                                          2,300            36,455
                               Cabela's, Inc. Class A (a)                                         1,100            22,693
                               California Pizza Kitchen, Inc. (a)                                 2,200            51,568
                               Centillium Communications, Inc. (a)                                2,400             6,144
                               Championship Auto Racing Teams, Inc. (a)                           1,700               272
                               Champps Entertainment, Inc. (a)                                    2,800            25,108
                               Checkers Drive-In Restaurant (a)                                   2,700            35,667
                               The Cheesecake Factory (a)                                         4,417           156,583
                               Churchill Downs, Inc.                                                200             7,918
                               Dave & Buster's, Inc. (a)                                            700            13,090
                               Denny's Corp. (a)(g)                                               2,700            12,771
                               Department 56 (a)                                                    500             8,730
                               Dover Motorsports, Inc.                                            7,200            36,360
                               Drew Industries, Inc. (a)                                          1,200            45,180
                               EMAK Worldwide, Inc. (a)                                           1,200            12,420
                               Electronics Boutique Holdings Corp. (a)                            1,600            68,752
                               Handleman Co.                                                      1,500            28,440
                               Hanover Direct, Inc. (a)                                             410               349

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Non-Durables                   Hibbett Sporting Goods, Inc. (a)                                   1,412     $      42,416
(concluded)                    Hollywood Media Corp. (a)                                          4,300            21,500
                               Ihop Corp.                                                           800            38,144
                               International Speedway Corp. Class A                               3,000           162,750
                               Isle of Capri Casinos, Inc. (a)                                    3,100            82,274
                               Jack in the Box, Inc. (a)                                          2,200            81,620
                               Jakks Pacific, Inc. (a)                                            2,513            53,954
                               Kreisler Manufacturing Corp. (a)                                     300             1,530
                               Krispy Kreme Doughnuts, Inc. (a)(g)                                4,400            33,572
                               Lancaster Colony Corp.                                             2,000            85,100
                               Landry's Restaurants, Inc.                                         1,700            49,164
                               Lazare Kaplan International, Inc. (a)                                300             3,423
                               Leapfrog Enterprises, Inc. (a)(g)                                  1,900            21,565
                               Lodgenet Entertainment Corp. (a)                                   1,100            20,724
                               Lone Star Steakhouse & Saloon                                      2,200            63,591
                               Luby's, Inc. (a)                                                   1,100             8,525
                               Marvel Enterprises, Inc. (a)                                       5,700           114,000
                               Midway Games, Inc. (a)(g)                                          5,000            51,300
                               Morgan's Foods, Inc. (a)                                           1,600             1,920
                               Movado Group, Inc.                                                 1,400            25,900
                               O'Charleys, Inc. (a)                                               2,505            54,459
                               Ohio Art Co.                                                         300             2,040
                               Outback Steakhouse, Inc.                                           4,300           196,897
                               PF Chang's China Bistro, Inc. (a)                                  1,995           119,301
                               Panera Bread Co. Class A (a)                                       2,300           130,019
                               Papa John's International, Inc. (a)                                1,900            65,968
                               Peco II, Inc. (a)                                                    900               945
                               Penn National Gaming, Inc. (a)                                     6,400           188,032
                               RC2 Corp. (a)                                                      1,670            56,780
                               Rare Hospitality International, Inc. (a)                           2,900            89,552
                               Red Robin Gourmet Burgers, Inc. (a)                                  800            40,728
                               Regis Corp.                                                        2,500           102,325
                               Ruby Tuesday, Inc.                                                 3,200            77,728
                               Russ Berrie & Co., Inc.                                            1,300            24,895
                               Ryan's Restaurant Group, Inc. (a)                                  2,600            37,778
                               Samsonite Corp. (a)                                                3,400             3,332
                               Service Corp. International                                       20,800           155,584
                               Servotronics, Inc. (a)                                               400             1,764
                               Sonic Corp. (a)                                                    4,625           154,475
                               Sotheby's Holdings Class A (a)                                     3,200            54,272
                               The Steak N Shake Co. (a)                                            800            15,480
                               Steinway Musical Instruments (a)                                     510            15,280
                               Stewart Enterprises, Inc. Class A                                  5,300            32,595
                               THQ, Inc. (a)                                                      2,900            81,606
                               Take-Two Interactive Software, Inc. (a)                            1,000            39,100
                               Tam Restaurants, Inc. (a)                                          6,800               136
                               The Topps Co., Inc.                                                2,400            22,104
                               Traffix, Inc.                                                      3,300            16,665
                               Trans World Entertainment (a)                                      2,400            35,352
                               Triarc Cos.                                                        3,800            52,554
                               Tupperware Corp.                                                   4,655            94,776
                               World Wrestling Entertainment, Inc.                                2,300            27,600
                               Youbet.com, Inc. (a)                                               3,090            18,015
                                                                                                            -------------
                                                                                                                4,366,742
-------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.5%      AM Castle & Co. (a)                                                  800            10,080
                               Aleris International, Inc. (a)                                     2,837            70,783
                               Brush Engineered Materials, Inc. (a)                                 800            15,224
                               Century Aluminum Co. (a)                                           2,300            69,598
                               Cleveland-Cliffs, Inc.                                             1,000            72,870
                               Coeur d'Alene Mines Corp. (a)                                     17,500            64,225

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals             Commercial Metals Co.                                              3,400     $     115,226
(concluded)                    Encore Wire Corp. (a)                                              1,327            13,535
                               Hecla Mining Co. (a)                                              10,500            57,540
                               Kaiser Aluminum Corp. (a)                                         10,800               810
                               Minerals Technologies, Inc.                                        1,300            85,514
                               Mueller Industries, Inc.                                           2,600            73,190
                               RTI International Metals, Inc. (a)                                   900            21,060
                               Reliance Steel & Aluminum Co.                                      1,300            52,013
                               Southern Peru Copper Corp. (g)                                     4,300           238,478
                               Stillwater Mining Co. (a)                                          4,784            47,122
                               Titanium Metals Corp. (a)                                          1,150            41,400
                               Wolverine Tube, Inc. (a)                                             900             8,055
                               Worthington Industries                                             4,700            90,616
                                                                                                            -------------
                                                                                                                1,147,339
-------------------------------------------------------------------------------------------------------------------------
Optical Photo &                August Technology Corp. (a)                                          700             8,204
Equipment - 0.2%               BMC Industries, Inc. (a)                                           1,100                 1
                               CPI Corp.                                                          2,100            31,710
                               Cyberoptics Corp. (a)                                              1,100            13,728
                               Imation Corp.                                                      1,900            66,025
                               Ingram Micro, Inc. Class A (a)                                     9,430           157,198
                               LaserCard Corp. (a)(g)                                             2,095            10,433
                               Lexar Media, Inc. (a)(g)                                           7,200            35,856
                               Meade Instruments Corp. (a)                                          200               582
                               Panavision, Inc. (a)                                                 300             1,710
                               Photronics, Inc. (a)                                               3,100            56,110
                               StockerYale, Inc. (a)                                                100                99
                               Zomax, Inc. (a)                                                    1,600             4,768
                               Zygo Corp. (a)                                                       700             9,072
                                                                                                            -------------
                                                                                                                  395,496
-------------------------------------------------------------------------------------------------------------------------
Paper & Forest                 Badger Paper Mills, Inc. (a)                                         200               808
Products - 0.5%                Bowater, Inc.                                                      3,800           143,146
                               Buckeye Technologies, Inc. (a)                                       200             2,160
                               CSS Industries, Inc.                                                 604            22,076
                               Caraustar Industries, Inc. (a)                                     1,700            21,930
                               Chesapeake Corp.                                                     600            12,612
                               Deltic Timber Corp.                                                  700            27,370
                               Earthshell Corp. (a)                                                 100               160
                               Glatfelter                                                         2,400            35,400
                               Kadant, Inc. (a)                                                     480             8,904
                               Longview Fibre Co.                                                 2,900            54,404
                               Lydall, Inc. (a)                                                   1,000            11,100
                               Neenah Paper, Inc.                                                   600            20,172
                               Packaging Corp. of America                                         5,100           123,879
                               Pope & Talbot, Inc.                                                  900            15,822
                               Potlatch Corp.                                                     2,100            98,847
                               Rayonier, Inc.                                                     2,914           144,330
                               Rock-Tenn Co. Class A                                                900            11,970
                               Smurfit-Stone Container Corp. (a)                                 15,380           237,929
                               Universal Forest Products, Inc.                                    1,400            54,390
                               Wausau-Mosinee Paper Corp.                                         3,100            43,834
                                                                                                            -------------
                                                                                                                1,091,243
-------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.3%          AGCO Corp. (a)                                                     5,023            91,670
                               Aaon, Inc. (a)                                                       500             8,230
                               Actuant Corp. Class A (a)                                          1,800            80,856
                               Aeroflex, Inc. (a)                                                 4,500            41,985
                               Alamo Group, Inc.                                                    600            14,844
                               Albany International Corp. Class A                                 1,700            52,496
                               Allied Motion Technologies, Inc. (a)                                 115               829
                               American Vanguard Corp.                                              100             4,487
                               Ametek, Inc.                                                       4,500           181,125

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Producer Goods                 Applied Industrial Technologies, Inc.                              1,800     $      48,960
(continued)                    Aptargroup, Inc.                                                   2,000           103,960
                               Arotech Corp. (a)                                                    200               278
                               Astec Industries, Inc. (a)                                         1,100            24,255
                               BE Aerospace, Inc. (a)                                             4,200            50,400
                               Baldor Electric Co.                                                1,300            33,553
                               Barnes Group, Inc.                                                 2,100            57,057
                               Blount International, Inc. (a)                                       300             5,094
                               Blyth, Inc.                                                        2,600            82,784
                               Briggs & Stratton Corp.                                            3,400           123,794
                               CIRCOR International, Inc.                                           600            14,790
                               CUNO, Inc. (a)                                                     1,500            77,085
                               Cantel Medical Corp. (a)                                             900            26,064
                               Capstone Turbine Corp. (a)                                         4,100             6,355
                               Catalyst Semiconductor, Inc. (a)                                     200               854
                               Chicago Rivet & Machine Co.                                          100             3,085
                               Clarcor, Inc.                                                      1,500            77,940
                               Cognex Corp.                                                       3,485            86,707
                               Columbus McKinnon Corp. (a)                                        3,100            42,222
                               Comfort Systems USA, Inc. (a)                                      1,900            14,725
                               Concord Camera Corp. (a)                                           1,800             3,258
                               Cryo-Cell International, Inc. (a)                                  1,900             5,225
                               Culp, Inc. (a)                                                       600             3,540
                               Curtiss-Wright Corp.                                               1,100            62,700
                               DiamondCluster International, Inc. Class A (a)                     2,100            33,810
                               Distributed Energy Systems Corp. (a)                               7,600            25,840
                               Duraswitch Industries, Inc. (a)                                      400               512
                               Duratek, Inc. (a)                                                    800            15,960
                               The Eastern Co.                                                      200             4,420
                               FMC Corp. (a)                                                      1,900           101,555
                               The Fairchild Corp. (a)                                            1,600             4,960
                               Fastenal Co.                                                       4,745           262,446
                               Fedders Corp.                                                      4,220            11,732
                               Federal Signal Corp.                                               4,000            60,680
                               Flowserve Corp. (a)                                                2,500            64,675
                               Foster Wheeler Ltd. (a)                                              240             4,176
                               Franklin Electric Co., Inc.                                          700            26,411
                               Gardner Denver, Inc. (a)                                           1,200            47,412
                               The Gorman-Rupp Co.                                                  125             2,683
                               Graco, Inc.                                                        4,687           189,167
                               GrafTech International Ltd. (a)                                    5,800            33,002
                               HI Shear Technology Corp. (a)                                        700             2,667
                               HNI Corp.                                                          3,300           148,335
                               Hardinge, Inc.                                                       200             2,690
                               Harsco Corp.                                                       2,400           143,064
                               Helix Technology Corp.                                             2,600            40,222
                               Herman Miller, Inc.                                                4,690           141,263
                               Hexcel Corp. (a)                                                   1,700            26,367
                               Hubbell, Inc. Class B                                              3,000           153,300
                               Hughes Supply, Inc.                                                3,800           113,050
                               IDEX Corp.                                                         2,950           119,032
                               Ibis Technology Corp. (a)                                            100               220
                               JLG Industries, Inc.                                               2,600            56,030
                               Jacuzzi Brands, Inc. (a)                                           4,500            43,920
                               Jarden Corp. (a)                                                   1,650            75,702
                               Juno Lighting, Inc.                                                  100             3,750
                               Kaydon Corp.                                                       2,500            78,500
                               Kennametal, Inc.                                                   2,000            94,980
                               Kos Pharmaceuticals, Inc. (a)                                      2,190            91,279
                               LB Foster Co. Class A (a)                                            600             5,421

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Producer Goods                 Ladish Co., Inc. (a)                                                 700     $       8,260
(continued)                    Lawson Products                                                      600            28,080
                               Lennox International, Inc.                                         3,200            70,144
                               Libbey, Inc.                                                         782            16,422
                               Lincoln Electric Holdings, Inc.                                    2,295            69,034
                               Lindsay Manufacturing Co.                                            700            13,356
                               Lone Star Technologies (a)                                         1,700            67,031
                               MSC Industrial Direct Co. Class A                                  4,200           128,352
                               Magnetek, Inc. (a)                                                 1,700             9,061
                               Manitowoc Co.                                                      1,600            64,624
                               Material Sciences Corp. (a)                                          900            12,105
                               Matthews International Corp. Class A                               1,200            39,312
                               Maverick Tube Corp. (a)                                            2,500            81,275
                               Merix Corp. (a)                                                    2,300            25,783
                               Micrel, Inc. (a)                                                   5,060            46,653
                               Middleby Corp.                                                       900            44,460
                               Milacron, Inc. (a)                                                 4,356            13,286
                               Modtech Holdings, Inc. (a)                                           900             7,650
                               Moog, Inc. Class A (a)                                             1,550            70,060
                               NACCO Industries, Inc. Class A                                       400            40,776
                               NATCO Group, Inc. Class A (a)                                        800             8,696
                               NN, Inc.                                                           1,000            12,320
                               Nordson Corp.                                                      1,900            69,958
                               Oceaneering International, Inc. (a)                                1,500            56,250
                               Paul Mueller Co.                                                     100             2,700
                               Pentair, Inc.                                                      5,850           228,150
                               Plug Power, Inc. (a)                                               6,407            42,286
                               Possis Medical, Inc. (a)                                           1,600            13,392
                               Precision Castparts Corp.                                          3,525           271,460
                               Presstek, Inc. (a)                                                 3,140            24,241
                               Raytech Corporation (a)                                            2,600             3,718
                               Regal-Beloit Corp.                                                 2,505            72,119
                               Research Frontiers, Inc. (a)                                         800             4,160
                               Robbins & Myers, Inc.                                                900            19,809
                               Ronson Corp.                                                         972             1,867
                               Roper Industries, Inc.                                             2,600           170,300
                               SI International, Inc. (a)                                           470            12,986
                               SPX Corp.                                                          4,448           192,509
                               Safeguard Scientifics, Inc. (a)                                    7,200            10,224
                               Sauer-Danfoss, Inc.                                                1,500            33,945
                               Schuff International, Inc. (a)                                       500             1,500
                               Selas Corp. of America (a)                                           500               935
                               Sequa Corp. Class A (a)                                              500            25,925
                               The Shaw Group, Inc. (a)                                           3,000            65,400
                               Sonic Solutions, Inc. (a)(g)                                       1,400            21,070
                               Spectrum Control, Inc. (a)                                           200             1,494
                               Standex International Corp.                                          700            19,110
                               Steelcase, Inc. Class A                                            3,300            45,540
                               Stewart & Stevenson Services                                       3,000            68,670
                               Sun Hydraulics, Inc.                                               1,700            51,102
                               SystemOne Technologies, Inc. (a)                                     600                24
                               TRM Corp. (a)                                                      1,365            27,587
                               Technology Research Corp.                                          1,500             7,665
                               Tecumseh Products Co. Class A                                      1,600            63,376
                               Teleflex, Inc.                                                     2,200           112,596
                               Tennant Co.                                                          500            19,345
                               Tenneco Automotive, Inc. (a)                                       2,500            31,150
                               Terex Corp. (a)                                                    2,404           104,093
                               ThermoGenesis Corp. (a)                                            2,500            12,375
                               Timken Co.                                                         5,500           150,370

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Producer Goods                 Trinity Industries, Inc.                                           3,200     $      90,144
(concluded)                    Triumph Group, Inc. (a)                                              800            31,152
                               Twin Disc, Inc.                                                      100             2,461
                               Tyler Technologies, Inc. (a)                                       2,100            15,981
                               Valhi, Inc.                                                        7,440           146,196
                               Valmont Industries, Inc.                                           1,100            24,552
                               Watsco, Inc.                                                         500            21,050
                               Watts Water Technologies, Inc. Class A                             1,900            61,959
                               Woodhead Industries, Inc.                                            500             6,800
                               Woodward Governor Co.                                                600            43,020
                               X-Rite, Inc.                                                       1,000            15,040
                               York International Corp.                                           2,200            86,196
                                                                                                            -------------
                                                                                                                7,141,132
-------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.4%    Alexander & Baldwin, Inc.                                          2,700           111,240
                               Diamondhead Casino Corp. (a)                                       4,600             3,036
                               Florida East Coast Industries                                      1,800            76,464
                               GATX Corp.                                                         2,700            89,613
                               General Maritime Corp. (a)                                         1,600            77,504
                               Genesee & Wyoming, Inc. Class A (a)                                2,200            57,002
                               Greenbrier Cos., Inc.                                                700            24,563
                               International Shipholding Corp. (a)                                  300             4,560
                               Kansas City Southern (a)                                           3,700            71,262
                               Maritrans, Inc.                                                      500             9,525
                               Martin Midstream Partners LP                                       1,100            36,289
                               OMI Corp. New Shares                                               5,300           101,495
                               Overseas Shipholding Group                                         2,200           138,402
                               RailAmerica, Inc. (a)                                              1,900            23,712
                               SCS Transportation, Inc. (a)                                       1,800            33,462
                               Seabulk International, Inc. (a)                                      100             2,079
                               Westinghouse Air Brake Technologies Corp.                          2,100            43,029
                                                                                                            -------------
                                                                                                                  903,237
-------------------------------------------------------------------------------------------------------------------------
Real Property - 6.2%           AMB Property Corp.                                                 4,800           181,440
                               AMLI Residential Properties Trust                                  1,250            34,238
                               Acadia Realty Trust                                                3,500            56,280
                               Affordable Residential Communities                                 2,000            25,300
                               Alexander's, Inc. (a)                                                200            48,300
                               Alexandria Real Estate Equities, Inc.                              1,100            70,818
                               American Land Lease, Inc.                                            400             9,256
                               American Mortgage Acceptance Co.                                     500             6,910
                               American Real Estate Partners LP (a)                               1,800            49,770
                               American Realty Investors, Inc. (a)                                  500             4,500
                               Annaly Mortgage Management, Inc.                                   7,400           138,824
                               Anthracite Capital, Inc.                                           3,000            33,420
                               Anworth Mortgage Asset Corp.                                       2,700            25,785
                               Arden Realty, Inc.                                                 4,050           137,093
                               Associated Estates Realty Corp.                                    4,400            43,868
                               AvalonBay Communities, Inc.                                        4,445           297,326
                               Avatar Holdings, Inc. (a)(g)                                         600            28,110
                               BRE Properties                                                     3,135           110,666
                               BRT Realty Trust                                                     300             6,318
                               Bedford Property Investors                                         1,000            21,830
                               Big 5 Sporting Goods Corp.                                           400             9,880
                               Boston Properties, Inc.                                            6,520           392,700
                               Boykin Lodging Co. (a)                                             4,500            42,885
                               Brandywine Realty Trust                                            2,720            77,248
                               CB Richard Ellis Group, Inc. (a)                                   3,000           104,970
                               CBL & Associates Properties, Inc.                                  2,200           157,322
                               CRT Properties, Inc.                                               1,800            39,204
                               California Coastal Communities, Inc. (a)                             400            10,464
                               Camden Property Trust                                              3,957           186,098

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Real Property                  Capital Automotive REIT                                            3,000     $      99,360
(continued)                    Capital Title Group, Inc.                                          5,800            35,554
                               Capstead Mortgage Corp.                                            2,500            21,375
                               CarrAmerica Realty Corp.                                           4,000           126,200
                               Catellus Development Corp.                                         6,378           169,974
                               Centerpoint Properties Trust                                       3,000           123,000
                               Colonial Properties Trust                                          1,600            61,456
                               Commercial Net Lease Realty                                        2,391            44,114
                               Cornerstone Realty Income Trust, Inc.                              6,200            61,504
                               Corporate Office Properties Trust                                  1,100            29,128
                               Correctional Properties Trust                                        700            17,675
                               Cousins Properties, Inc.                                           2,300            59,501
                               Crescent Real Estate EQT Co.                                       7,600           124,184
                               Criimi MAE, Inc. (a)                                               3,100            62,310
                               Developers Diversified Realty Corp.                                5,383           213,974
                               Duke Realty Corp.                                                  8,875           264,919
                               Eastgroup Properties                                               1,200            45,240
                               Entertainment Properties Trust                                     1,800            74,574
                               Equity Inns, Inc.                                                  5,300            58,459
                               Equity Lifestyle Properties, Inc.                                  1,600            56,400
                               Equity One, Inc.                                                   2,955            60,843
                               Essex Property Trust, Inc.                                         1,400            96,516
                               Federal Realty Investment Trust                                    3,240           156,654
                               FelCor Lodging Trust, Inc. (a)                                     3,500            43,505
                               First Acceptance Corp. (a)                                         1,127            11,946
                               First Industrial Realty Trust, Inc.                                3,000           113,490
                               Forest City Enterprises, Inc. Class A                              3,100           197,780
                               Gables Residential Trust                                           1,685            56,111
                               General Growth Properties, Inc.                                   14,630           498,883
                               Getty Realty Corp.                                                   900            22,995
                               Glenborough Realty Trust, Inc.                                     1,100            21,032
                               Glimcher Realty Trust                                              2,700            63,990
                               Global Signal, Inc.                                                1,900            56,924
                               Government Properties Trust, Inc.                                  3,600            35,856
                               Grubb & Ellis Co. (a)                                                322             1,513
                               HRPT Properties Trust                                             11,000           131,010
                               Health Care Property Investors, Inc.                               8,200           192,454
                               Health Care REIT, Inc.                                             3,400           108,800
                               Healthcare Realty Trust, Inc.                                      2,600            94,744
                               Heartland Partners LP Class A (a)                                    100               430
                               Heritage Property Investment Trust                                 2,000            59,360
                               Highland Hospitality Corp.                                         2,100            21,735
                               Highwoods Properties, Inc.                                         3,950           105,939
                               Home Properties, Inc.                                              2,000            77,600
                               Homestore, Inc. (a)                                                7,100            15,762
                               Hospitality Properties Trust                                       3,805           153,646
                               Host Marriott Corp.                                               18,100           299,736
                               IMPAC Mortgage Holdings, Inc.                                      4,300            82,474
                               Inland Real Estate Corp.                                             400             6,012
                               Innkeepers USA Trust                                               4,700            60,677
                               Investors Real Estate Trust                                        2,400            22,392
                               iStar Financial, Inc.                                              6,800           280,024
                               Jones Lang LaSalle, Inc. (a)                                       1,900            88,635
                               Kilroy Realty Corp.                                                1,400            57,274
                               Kimco Realty Corp.                                                 6,950           374,605
                               Kramont Realty Trust                                               1,400            32,760
                               LTC Properties, Inc.                                                 900            15,615
                               LaSalle Hotel Properties                                           1,700            49,385
                               Lexington Corporate Properties Trust                               1,700            37,298
                               Liberty Property Trust                                             3,160           123,398

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Real Property                  Luminent Mortgage Capital, Inc.                                    1,970     $      21,631
(concluded)                    MFA Mortgage Investments, Inc.                                     4,500            34,245
                               The Macerich Co.                                                   3,100           165,168
                               Mack-Cali Realty Corp.                                             3,500           148,225
                               Maguire Properties, Inc.                                           1,600            38,208
                               Meristar Hospitality Corp. (a)                                     4,700            32,900
                               Mid-America Apartment Communities, Inc.                            1,200            43,800
                               The Mills Corp.                                                    3,300           174,570
                               National Health Investors, Inc.                                    1,600            41,568
                               National Health Realty, Inc.                                         600            11,160
                               Nationwide Health Properties, Inc.                                 4,000            80,840
                               New Century Financial Corp.                                        2,545           119,157
                               New Plan Excel Realty Trust                                        5,800           145,638
                               Newcastle Investment Corp.                                         2,605            77,108
                               Novastar Financial, Inc.                                           1,500            54,015
                               Omega Healthcare Investors, Inc.                                   2,800            30,744
                               Orleans Homebuilders, Inc.                                           900            16,551
                               PS Business Parks, Inc.                                              700            28,210
                               Pan Pacific Retail Properties, Inc.                                2,809           159,411
                               Parkway Properties, Inc.                                           1,200            56,040
                               Pennsylvania Real Estate Investment Trust                          2,299            92,696
                               Post Properties, Inc.                                              2,400            74,496
                               Prentiss Properties Trust                                          2,600            88,816
                               Public Storage, Inc.                                               8,005           455,805
                               RAIT Investment Trust                                              1,500            40,230
                               Ramco-Gershenson Properties                                        1,900            51,585
                               Reading International, Inc. Class A (a)                            1,000             7,050
                               Realty Income Corp.                                                4,200            96,096
                               Reckson Associates Realty Corp.                                    4,970           152,579
                               Redwood Trust, Inc.                                                1,500            76,770
                               Regency Centers Corp.                                              3,700           176,231
                               SL Green Realty Corp.                                              2,400           134,928
                               Santa Fe Financial Corp. (a)                                         200             2,600
                               Saul Centers, Inc.                                                   800            25,600
                               Senior Housing Properties Trust                                    3,200            53,376
                               Shurgard Storage Centers, Inc.                                     2,900           118,842
                               Simon Property Group, Inc.                                           764            46,283
                               Sizeler Property Investors                                           800             9,488
                               Sovran Self Storage, Inc.                                          1,500            59,445
                               The St. Joe Co.                                                    4,700           316,310
                               Stratus Properties, Inc. (a)                                         200             3,200
                               Sun Communities, Inc.                                              1,000            35,800
                               Sunset Financial Resources, Inc.                                   1,795            17,519
                               Tanger Factory Outlet Centers, Inc.                                2,800            61,600
                               Taubman Centers, Inc.                                              3,000            83,220
                               Thornburg Mortgage, Inc.                                           4,855           136,134
                               The Town & Country Trust                                           1,000            26,450
                               Trammell Crow Co. (a)                                              5,300           109,021
                               Transcontinental Realty Investors, Inc. (a)                          100             1,909
                               Trizec Properties, Inc.                                            7,900           150,100
                               Trustreet Properties, Inc.                                         2,900            44,631
                               United Dominion Realty Trust, Inc.                                 7,465           155,795
                               Universal Health Realty Income Trust                                 500            14,125
                               Urstadt Biddle Properties, Inc.                                    1,300            20,280
                               Ventas, Inc.                                                       5,200           129,792
                               Vornado Realty Trust                                               7,705           533,725
                               Washington Real Estate Investment Trust                            1,800            51,750
                               Weingarten Realty Investors                                        5,375           185,491
                               Winston Hotels, Inc.                                               1,300            15,210
                                                                                                            -------------
                                                                                                               13,363,694
-------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Retail - 4.1%                  1-800 Contacts, Inc. (a)                                             600     $      12,522
                               1-800-FLOWERS.COM, Inc. Class A (a)                                1,770            13,399
                               99 Cents Only Stores (a)                                           2,866            37,745
                               AC Moore Arts & Crafts, Inc. (a)                                   1,100            29,326
                               Aaron Rents, Inc.                                                  2,175            43,500
                               Abercrombie & Fitch Co. Class A                                    5,500           314,820
                               Able Energy, Inc. (a)                                                600             6,516
                               Advance Auto Parts (a)                                             4,000           201,800
                               Alloy, Inc. (a)                                                    2,500            14,700
                               Amazon.com, Inc. (a)(g)                                           25,040           858,121
                               American Eagle Outfitters                                          5,810           171,685
                               Ann Taylor Stores Corp. (a)                                        3,675            94,043
                               Arden Group, Inc. Class A                                            200            14,196
                               Asbury Automotive Group, Inc. (a)                                    400             6,160
                               BJ's Wholesale Club, Inc. (a)                                      4,800           149,088
                               Barnes & Noble, Inc. (a)                                           3,800           131,062
                               Bluegreen Corp. (a)                                                  300             3,855
                               The Bombay Co., Inc. (a)                                           2,100            11,130
                               The Bon-Ton Stores, Inc.                                           2,000            36,180
                               Borders Group, Inc.                                                4,500           119,790
                               Brightpoint, Inc. (a)                                              1,999            37,441
                               Brookstone, Inc. (a)                                               1,375            22,302
                               Burlington Coat Factory Warehouse Corp.                            2,500            71,750
                               Carmax, Inc. (a)                                                   6,000           189,000
                               Casey's General Stores, Inc.                                       3,000            53,910
                               Casual Male Retail Group, Inc. (a)(g)                              3,900            25,311
                               The Cato Corp. Class A                                             1,300            41,925
                               Central Garden and Pet Co. (a)                                     1,900            83,334
                               Charlotte Russe Holding, Inc. (a)                                  1,600            20,672
                               Charming Shoppes (a)                                               6,855            55,731
                               Chico's FAS, Inc. (a)                                              9,100           257,166
                               Childrens Place (a)                                                1,605            76,639
                               Christopher & Banks Corp.                                          2,238            39,389
                               Claire's Stores, Inc.                                              5,000           115,200
                               Coldwater Creek, Inc. (a)                                          3,281            60,624
                               Cost Plus, Inc. (a)                                                1,900            51,072
                               DEB Shops, Inc.                                                      100             2,822
                               Dollar Tree Stores, Inc. (a)                                       6,605           189,762
                               Dress Barn, Inc. (a)                                               1,853            33,762
                               Drugstore.com (a)                                                  3,400             8,772
                               Finish Line Class A                                                2,400            55,560
                               Flanigan's Enterprises, Inc.                                         200             1,596
                               Foot Locker, Inc.                                                  9,000           263,700
                               Fred's, Inc.                                                       2,350            40,349
                               Gadzooks, Inc. (a)                                                   100                 4
                               GameStop Corp. Class A (a)                                         3,500            77,560
                               GameStop Corp. Class B (a)                                         1,487            33,160
                               Gander Mountain Co. (a)(g)                                         1,400            18,340
                               Genesco, Inc. (a)                                                  1,300            36,946
                               Goody's Family Clothing, Inc.                                      2,000            18,060
                               Great Atlantic & Pacific Tea Co. (a)                               2,400            35,760
                               Greg Manning Auctions, Inc.  (a)(g)                                2,500            25,175
                               Guitar Center, Inc. (a)                                            1,900           104,177
                               Gymboree Corp. (a)                                                 2,900            36,366
                               HOT Topic, Inc. (a)                                                2,850            62,273
                               Hancock Fabrics, Inc.                                              2,700            20,088
                               Insight Enterprises, Inc. (a)                                      3,800            66,728
                               Jo-Ann Stores, Inc. (a)                                            1,365            38,343
                               Kirkland's, Inc. (a)                                                 900             9,954
                               Linens 'N Things, Inc. (a)                                         2,700            67,041

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Retail                         Longs Drug Stores Corp.                                            2,200     $      75,284
(concluded)                    Men's Wearhouse, Inc. (a)                                          2,200            92,862
                               Michaels Stores, Inc.                                              7,300           264,990
                               Movie Gallery, Inc.                                                3,395            97,369
                               Neiman-Marcus Group, Inc. Class A                                  2,500           228,775
                               O'Reilly Automotive, Inc. (a)                                      3,155           156,267
                               Overstock.com, Inc. (a)(g)                                         1,200            51,588
                               PC Connection, Inc. (a)                                            1,000             5,870
                               PEP Boys-Manny Moe & Jack                                          3,400            59,772
                               PETsMART, Inc.                                                     8,900           255,875
                               Pacific Sunwear of California, Inc. (a)                            4,425           123,811
                               Party City Corp. (a)                                                 900            13,176
                               Pathmark Stores, Inc. (a)                                          4,800            30,288
                               Payless Shoesource, Inc. (a)                                       3,800            60,002
                               Petco Animal Supplies, Inc. (a)                                    3,500           128,835
                               Pier 1 Imports, Inc.                                               5,100            92,973
                               Pricesmart, Inc. (a)                                                 750             5,505
                               Provide Commerce, Inc. (a)                                           700            20,216
                               Rent-A-Center, Inc. (a)                                            4,800           131,088
                               Retail Ventures, Inc. (a)                                          2,100            19,131
                               Rite Aid Corp. (a)                                                27,400           108,504
                               Ross Stores, Inc.                                                  8,600           250,604
                               Ruddick Corp.                                                      2,600            60,190
                               Saks, Inc.                                                         7,800           140,790
                               School Specialty, Inc. (a)                                         1,800            70,488
                               Sharper Image Corp. (a)                                            1,600            26,576
                               Shoe Carnival, Inc. (a)                                              700            12,250
                               ShopKo Stores, Inc. (a)                                            1,800            39,996
                               Stamps.com, Inc. (a)                                               1,450            24,070
                               Stein Mart, Inc. (a)                                               1,700            38,250
                               Systemax, Inc. (a)                                                   700             3,808
                               Talbots, Inc.                                                      3,500           111,930
                               Too, Inc. (a)                                                      2,100            51,807
                               Tractor Supply Co. (a)                                             2,800           122,220
                               Tuesday Morning Corp. (a)                                          2,500            72,175
                               Ultimate Electronics, Inc. (a)(g)                                  2,000               580
                               Unifirst Corp.                                                       400            15,960
                               United Stationers, Inc. (a)                                        2,100            95,025
                               Urban Outfitters, Inc. (a)                                         5,000           239,850
                               VSI Holdings, Inc. (a)                                               500                 0
                               Weis Markets, Inc.                                                 1,700            62,679
                               West Marine, Inc. (a)                                              2,000            42,520
                               The Wet Seal, Inc. Class A (a)                                     4,575            15,921
                               Whitehall Jewellers, Inc. (a)                                        900             6,390
                               Whole Foods Market, Inc.                                           2,745           280,347
                               Williams-Sonoma, Inc. (a)                                          6,700           246,225
                               Zale Corp. (a)                                                     4,000           118,880
                                                                                                            -------------
                                                                                                                8,889,114
-------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%       Chattem, Inc. (a)                                                  1,900            84,493
                               Church & Dwight Co., Inc.                                          3,600           127,692
                               Elizabeth Arden, Inc. (a)                                          2,700            64,098
                               The Estee Lauder Cos., Inc. Class A                                6,680           300,466
                               Inter Parfums, Inc.                                                1,200            17,280
                               Nu Skin Enterprises, Inc. Class A                                  4,300            96,793
                               Playtex Products, Inc. (a)                                         5,100            45,900
                               Revlon, Inc. Class A (a)                                           1,987             5,723
                                                                                                            -------------
                                                                                                                  742,445
-------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                   AK Steel Holding Corp. (a)                                         6,500            71,890
                               Ampco-Pittsburgh Corp.                                               200             2,706
                               Carpenter Technology                                               1,300            77,233
                               Cold Metal Products, Inc. (a)                                      1,400                 0

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Steel                          Friedman Industries                                                  600     $       4,098
(concluded)                    Gibraltar Industries, Inc.                                         1,800            39,492
                               Intermet Corp.                                                     6,400             2,176
                               International Steel Group, Inc. (a)                                6,000           237,000
                               Keystone Consolidated Industries, Inc. (a)                           700               126
                               NS Group, Inc. (a)                                                   300             9,423
                               National Steel Corp. Class B (a)                                  11,100                44
                               Northwest Pipe Co. (a)                                               300             7,407
                               Northwestern Steel & Wire Co. (a)                                  9,000                45
                               Olympic Steel, Inc. (a)                                            1,405            25,121
                               Oregon Steel Mills, Inc. (a)                                       2,500            57,500
                               Quanex Corp.                                                       1,500            79,980
                               Roanoke Electric Steel Corp.                                         700            14,476
                               Ryerson Tull, Inc.                                                 1,300            16,471
                               Schnitzer Steel Industries, Inc. Class A                           1,750            59,028
                               Shiloh Industries, Inc. (a)                                          400             5,224
                               Steel Dynamics, Inc.                                               3,800           130,910
                               Steel Technologies, Inc.                                           1,800            43,182
                               Weirton Steel Corp. (a)                                              300                 0
                                                                                                            -------------
                                                                                                                  883,532
-------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%              AT&T Latin America Corp. Class A (a)                               7,300               146
                               InterWorld Corp. (a)                                                 110                 6
                               International Fibercom, Inc. (a)                                     200                 0
                               Netobjects (a)                                                       200                 2
                                                                                                            -------------
                                                                                                                      154
-------------------------------------------------------------------------------------------------------------------------
Telephone - 2.5%               Adtran, Inc.                                                       4,480            79,027
                               Alamosa Holdings, Inc. (a)                                         6,908            80,616
                               Alaska Communications Systems Group, Inc.                          1,800            18,090
                               American Tower Corp. Class A (a)                                  13,900           253,397
                               Applied Digital Solutions, Inc. (a)                                7,105            24,583
                               Applied Innovation, Inc. (a)                                         600             2,070
                               Applied Signal Technology, Inc.                                    1,300            29,770
                               Atlantic Tele-Network Inc.                                           200             6,404
                               Autobytel, Inc. (a)                                                2,200            11,088
                               Boston Communications Group (a)                                    2,900            20,648
                               CT Communications, Inc.                                              800             8,424
                               Carrier Access Corp. (a)                                           2,000            11,920
                               CellStar Corp. (a)                                                 3,155             7,351
                               Centennial Communications Corp. (a)                                3,800            41,230
                               Choice One Communications, Inc. (a)                                6,900                 0
                               Cincinnati Bell, Inc. (a)                                          9,600            40,800
                               Commonwealth Telephone Enterprises, Inc. (a)                       2,000            94,280
                               Copper Mountain Networks (a)                                         230               232
                               Covad Communications Group, Inc. (a)(g)                           11,615            13,880
                               Covista Communications, Inc. (a)                                     300               531
                               Crown Castle International Corp. (a)                              12,440           199,786
                               D&E Communications, Inc.                                             699             6,382
                               Davel Communications, Inc. (a)                                     6,900                95
                               Ditech Communications Corp. (a)                                    1,900            23,693
                               Dobson Communications Corp. Class A (a)                            3,900             7,800
                               Equinix, Inc. (a)                                                    715            30,273
                               Extreme Networks (a)                                               7,200            42,408
                               Fibernet Telecom Group, Inc. (a)                                      10                 6
                               Finisar Corp. (a)(g)                                               9,300            11,625
                               General Communication Class A (a)                                  3,400            31,042
                               Global Crossing Ltd. (a)(g)                                        2,195            34,110
                               GoAmerica, Inc. (a)                                                    6                45
                               Hector Communications Corp.                                          100             2,150
                               HickoryTech Corp.                                                    800             8,128

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Telephone                      ID Systems, Inc. (a)                                               1,500     $      16,620
(concluded)                    IDT Corp. Class B (a)                                                800            11,832
                               Intelidata Technologies Corp. (a)                                  3,200               896
                               Interdigital Communications Corp. (a)                              3,000            45,960
                               Inter-Tel, Inc.                                                    2,500            61,250
                               j2 Global Communications, Inc. (a)                                 1,400            48,034
                               Level 3 Communications, Inc. (a)(g)                               46,380            95,543
                               Liberty Media Corp. Class A (a)                                  179,645         1,862,919
                               MCI, Inc.                                                         14,100           351,372
                               McLeodUSA, Inc. Class A (a)                                       11,038             1,987
                               NTL, Inc. (a)                                                      5,722           364,320
                               NET2000 Communications, Inc. (a)                                     300                 0
                               Net2Phone, Inc. (a)                                                5,800             9,338
                               Nextel Partners, Inc. Class A (a)                                 11,365           249,575
                               North Pittsburgh Systems, Inc.                                       600            11,859
                               Novatel Wireless, Inc. (a)                                         2,286            24,574
                               Optical Cable Corp. (a)                                              247             1,282
                               Paradyne Networks Corp. (a)                                        2,200             4,598
                               Pegasus Communications Corp. Class A (a)(g)                        2,080            27,622
                               Price Communications Corp. (a)                                     3,420            59,850
                               Primus Telecommunications GP (a)                                  12,300            19,311
                               Sonus Networks, Inc. (a)                                          14,600            61,904
                               Spectrasite, Inc. (a)                                              2,440           141,447
                               Stratos International, Inc. (a)                                      390             1,697
                               Sunrise Telecom, Inc.                                              4,800            12,960
                               SureWest Communications                                              700            16,142
                               Talk America Holdings, Inc. (a)                                    3,733            24,078
                               Telephone & Data Systems, Inc.                                     3,400           277,440
                               Telular Corp. (a)                                                    200             1,258
                               Terremark Worldwide, Inc. (a)                                      8,000             5,200
                               Time Warner Telecom, Inc. Class A (a)                              6,900            27,393
                               Trinsic, Inc. (a)                                                     40                21
                               Triton PCS Holdings, Inc. Class A (a)                              2,300             5,106
                               Tut Systems, Inc. (a)                                                100               241
                               US Cellular Corp. (a)                                              5,300           241,839
                               US LEC Corp. Class A (a)                                             500             1,270
                               US Unwired, Inc. Class A (a)                                       3,700            15,540
                               Ubiquitel, Inc. (a)                                                4,100            27,470
                               Ulticom, Inc. (a)                                                  1,700            18,921
                               Utstarcom, Inc. (a)                                                6,000            65,700
                               Warwick Valley Telephone Co.                                         400             8,628
                                                                                                            -------------
                                                                                                                5,364,881
-------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%    American Biltrite, Inc. (a)                                          200             2,250
                               Bandag, Inc.                                                       1,000            46,980
                               Carlisle Cos., Inc.                                                2,200           153,494
                               SRI/Surgical Express, Inc. (a)                                     1,000             4,850
                               TBC Corp. (a)                                                      2,300            64,078
                                                                                                            -------------
                                                                                                                  271,652
-------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                 DIMON, Inc.                                                        2,700            16,875
                               M&F Worldwide Corp. (a)                                            1,000            13,340
                               Schweitzer-Mauduit International, Inc.                               900            30,195
                               Universal Corp.                                                    1,845            84,446
                               Vector Group Ltd.                                                  4,062            62,474
                                                                                                            -------------
                                                                                                                  207,330
-------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.4%     All-American SportPark, Inc. (a)                                   4,038             1,979
                               Alliance Gaming Corp. (a)                                          4,200            40,278
                               Ambassadors Group, Inc.                                              300            10,026
                               Amerco, Inc. (a)                                                   1,300            60,190
                               American Classic Voyages Co. (a)                                     100                 0
                               Ameristar Casinos, Inc.                                            2,300           125,764

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Travel & Recreation            Argosy Gaming Co. (a)                                              1,900     $      87,248
(concluded)                    Aztar Corp. (a)                                                    2,200            62,832
                               Bally Total Fitness Holding Corp. (a)                              4,800            16,704
                               Boyd Gaming Corp.                                                  3,600           187,740
                               Buckhead America Corp. (a)                                           600               150
                               CKX, Inc. (a)                                                      7,300           178,047
                               Caesars Entertainment, Inc. (a)                                   17,835           352,955
                               Callaway Golf Co.                                                  4,200            53,760
                               Cedar Fair, LP                                                     2,400            75,528
                               Central Parking Corp.                                              2,000            34,360
                               Choice Hotels International, Inc.                                  2,700           167,265
                               Dick's Sporting Goods, Inc. (a)                                    2,400            88,152
                               Dollar Thrifty Automotive Group (a)                                1,500            49,170
                               Dover Downs Gaming & Entertainment, Inc.                             589             7,333
                               Empire Resorts, Inc. (a)                                             400             2,892
                               Full House Resorts, Inc. (a)                                       1,000             3,800
                               Glassmaster Co. (a)                                                1,200               624
                               Hudson Hotels Corp. (a)                                              800                 0
                               Huffy Corp. (a)                                                      100                 8
                               International Leisure Hosts Ltd. (a)                                 400             1,900
                               Jameson Inns, Inc. (a)                                               400               588
                               Johnson Outdoors, Inc. Class A (a)                                 1,700            32,181
                               K2, Inc. (a)                                                       1,392            19,140
                               Lakes Entertainment, Inc. (a)                                      2,900            52,200
                               Las Vegas Sands Corp. (a)                                         20,600           927,000
                               MGM Mirage (a)                                                     8,400           594,888
                               MTR Gaming Group, Inc. (a)                                         3,400            42,160
                               Mandalay Resort Group                                              3,700           260,813
                               Marcus Corp.                                                         900            18,450
                               Marine Products Corp.                                                600            10,086
                               Mikohn Gaming Corp. (a)                                            4,900            61,544
                               Monarch Casino & Resort, Inc. (a)                                  4,600            91,540
                               Multimedia Games, Inc. (a)                                         2,300            17,848
                               Navigant International, Inc. (a)                                     900            12,294
                               Pinnacle Entertainment, Inc. (a)                                   3,500            58,450
                               President Casinos, Inc. (a)                                        2,300               345
                               Renaissance Entertainment Corp. (a)                                4,700               564
                               Rent-Way, Inc. (a)                                                 1,200             9,840
                               Royal Caribbean Cruises Ltd.                                      11,400           509,466
                               SCP Pool Corp.                                                     3,150           100,359
                               Scientific Games Corp. Class A (a)                                 3,700            84,545
                               Sholodge, Inc. (a)                                                   300             1,050
                               Shuffle Master, Inc. (a)                                           3,243            93,917
                               Six Flags, Inc. (a)                                                4,100            16,892
                               Sonesta International Hotels Class A (a)                             200             6,000
                               Speedway Motorsports, Inc.                                         2,000            71,400
                               The Sports Authority, Inc. (a)                                     1,692            46,530
                               Station Casinos, Inc.                                              3,600           243,180
                               Stellent, Inc. (a)                                                 1,100             9,251
                               Vail Resorts, Inc. (a)                                             1,700            42,925
                               WMS Industries, Inc. (a)(g)                                        1,800            50,688
                               Westcoast Hospitality Corp. (a)                                      300             2,085
                                                                                                            -------------
                                                                                                                5,096,924
-------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%      Arkansas Best Corp.                                                1,900            71,782
                               BancTrust Financial Group, Inc.                                      300             6,006
                               CH Robinson Worldwide, Inc.                                        4,800           247,344
                               CNF, Inc.                                                          2,200           102,938
                               Celadon Group, Inc. (a)                                            1,700            31,535
                               Central Freight Lines, Inc. (a)                                      500             1,780
                               Covenant Transport, Inc. Class A (a)                                 700            12,320

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
Industry+                      Common Stocks                                                Shares Held             Value
-------------------------------------------------------------------------------------------------------------------------
Trucking & Freight             Expeditors International Washington, Inc.                          5,205     $     278,728
(concluded)                    Forward Air Corp.                                                  1,800            76,644
                               Frozen Food Express Industries (a)                                   800             9,216
                               HUB Group, Inc. Class A (a)                                        1,100            68,937
                               Heartland Express, Inc.                                            4,581            87,726
                               JB Hunt Transport Services, Inc.                                   4,600           201,342
                               Knight Transportation, Inc.                                        3,000            74,010
                               Laidlaw International, Inc. (a)                                    4,610            95,888
                               Landstar System, Inc. (a)                                          4,400           144,100
                               Marten Transport Ltd. (a)                                            825            17,597
                               Old Dominion Freight Line (a)                                      1,375            42,831
                               Overnite Corp.                                                       900            28,791
                               PAM Transportation Services (a)                                      400             6,880
                               Pacer International, Inc. (a)                                      3,600            86,004
                               Sirva, Inc. (a)                                                    3,300            23,463
                               Swift Transportation Co., Inc. (a)                                 4,670           103,394
                               US Xpress Enterprises, Inc. Class A (a)                              700            11,445
                               USF Corp.                                                          1,700            82,042
                               Wabash National Corp.                                              1,700            41,480
                               Werner Enterprises, Inc.                                           4,400            85,492
                               Yellow Roadway Corp. (a)                                           2,993           175,210
                                                                                                            -------------
                                                                                                                2,214,925
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Common Stocks
                               (Cost - $160,740,062) - 93.5%                                                  202,275,978
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                               Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%               ATSI Communications, Inc. Series H (h)                                50                23
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Preferred Stocks
                               (Cost - $200) - 0.0%                                                                    23
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                               Rights
-------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%        ViroLogic, Inc. (f)                                                9,860             2,958
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Rights (Cost - $3,550) - 0.0%                                   2,958
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                               Warrants (d)
-------------------------------------------------------------------------------------------------------------------------
Apparel - 0.0%                 Polymer Group, Inc. Class A (expires 3/04/2010)                      103                 1
                               Polymer Group, Inc. Class B (expires 3/04/2010)                      103                 1
                                                                                                            -------------
                                                                                                                        2
-------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%       Magellan Health Services, Inc. (expires 1/15/2011)                   104             1,040
-------------------------------------------------------------------------------------------------------------------------
Construction - 0.0%            Foster Wheeler Ltd. Class B (expires 9/24/2007)                    4,800             4,608
-------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 0.0%  Trico Marine Services, Inc. Series A (expires 3/15/2010)              77               462
                               Trico Marine Services, Inc. Series B (expires 3/15/2008)              77               231
                                                                                                            -------------
                                                                                                                      693
-------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%              Optical Cable Corp. (expires 10/24/2007)                             121                38
-------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%               Spectrasite, Inc. (expires 2/10/2010)                                 46             3,807
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Warrants (Cost - $30,782) - 0.0%                               10,188
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                             Beneficial
                                                                                              Interest/
                               Other Interests (e)                                          Shares Held
-------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%      PetroCorp Incorporated (Escrow Shares)                               600                 0
-------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                 Bingham Financial Services Corporation (Escrow Shares)               700                 0
-------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%               High Speed Access Corp. (Liquidating Shares)                 $       600                 0
                               McLeod USA, Incorporated (Litigation Trust Certificates)     $    16,016                 0
                                                                                                            -------------
                                                                                                                        0
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Other Interests (Cost - $763) - 0.0%                                0
-------------------------------------------------------------------------------------------------------------------------

                               Total Long-Term Investments (Cost - $160,775,357) - 93.5%                      202,289,147
-------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
                               Short-Term Securities                                Beneficial Interest             Value
-------------------------------------------------------------------------------------------------------------------------
                               Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)  $13,192,960     $  13,192,960
                               Merrill Lynch Liquidity Series, LLC Money Market
                               Series (b)(c)                                                  7,787,820         7,787,820
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Short-Term Securities
                                (Cost - $20,980,780) - 9.7%                                                    20,980,780
-------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $181,756,137*) - 103.2%                              223,269,927

                               Liabilities in Excess of Other Assets - (3.2%)                                  (6,841,011)
                                                                                                            -------------
                               Net Assets - 100.0%                                                          $ 216,428,916
                                                                                                            =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                            $ 182,677,819
                                                      =============
            Unrealized appreciation                   $  55,757,409
            Unrealized depreciation                     (15,165,301)
                                                      -------------
            Net unrealized appreciation               $  40,592,108
                                                      =============

+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                                                       Net Activity    Interest Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $3,240,925          $   74,354
      Merrill Lynch Liquidity Series, LLC Money Market Series          $2,132,400          $   18,287
      -----------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   The rights entitle the holder to future cash distributions.
(g)   Security, or portion of security, is on loan.
(h)   Convertible security.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                                                          Unrealized
      Contracts    Issue                       Expiration Date        Face Value       Depreciation
      ---------------------------------------------------------------------------------------------
        16         Russell 2000 Index          June 2005              $ 5,035,997        $  (93,597)
        28         S&P MidCap 400 Index        June 2005              $ 9,401,601          (139,201)
      ---------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                $ (232,798)
                                                                                         ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 23, 2005